UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders.

December 31, 2015

Semi Annual Report

Integrity Discovery Fund

Integrity Mid-Cap Value Fund

Integrity Small-Cap Value Fund

Integrity Small/Mid-Cap Value Fund

Munder Multi-Cap Fund

S&P 500 Index Fund

Munder Mid-Cap Core Growth Fund

Munder Small Cap Growth Fund

Trivalent Emerging Markets Small-Cap Fund

Trivalent International Fund-Core Equity

Trivalent International Small-Cap Fund

INCORE Total Return Bond Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Shareholder Letter	5
Financial Statements
Integrity Discovery Fund
Schedule of Portfolio Investments	7
Statement of Assets and Liabilities	77
Statement of Operations	81
Statements of Changes in Net Assets	85-87
Financial Highlights	98-101
Integrity Mid-Cap Value Fund
Schedule of Portfolio Investments	11
Statement of Assets and Liabilities	77
Statement of Operations	81
Statements of Changes in Net Assets	85-87
Financial Highlights	102-104
Integrity Small-Cap Value Fund
Schedule of Portfolio Investments	14
Statement of Assets and Liabilities	77
Statement of Operations	81
Statements of Changes in Net Assets	85-87
Financial Highlights	105-109
Integrity Small/Mid-Cap Value Fund
Schedule of Portfolio Investments	18
Statement of Assets and Liabilities	78
Statement of Operations	82
Statements of Changes in Net Assets	88-90
Financial Highlights	110-112
Munder Multi-Cap Fund
Schedule of Portfolio Investments	21
Statement of Assets and Liabilities	78
Statement of Operations	82
Statements of Changes in Net Assets	88-90
Financial Highlights	113-116
S&P 500 Index Fund
Schedule of Portfolio Investments	24
Statement of Assets and Liabilities	78
Statement of Operations	82
Statements of Changes in Net Assets	88-90
Financial Highlights	117-119
Munder Mid-Cap Core Growth Fund
Schedule of Portfolio Investments	36
Statement of Assets and Liabilities	79
Statement of Operations	83
Statements of Changes in Net Assets	91-93
Financial Highlights	120-124

Table of Contents (continued)

Munder Small Cap Growth Fund
Schedule of Portfolio Investments	39
Statement of Assets and Liabilities	79
Statement of Operations	83
Statements of Changes in Net Assets	91-93
Financial Highlights	125-127
Trivalent Emerging Markets Small-Cap Fund
Schedule of Portfolio Investments	43
Statement of Assets and Liabilities	79
Statement of Operations	83
Statements of Changes in Net Assets	91-93
Financial Highlights	128-129
Trivalent International Fund-Core Equity
Schedule of Portfolio Investments	50
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets	94-96
Financial Highlights	130-134
Trivalent International Small-Cap Fund
Schedule of Portfolio Investments	61
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets	94-96
Statement of Cash Flows
Financial Highlights	135-139
INCORE Total Return Bond Fund
Schedule of Portfolio Investments	71
Statement of Assets and Liabilities	80
Statement of Operations	84
Statement of Changes in Net Assets	94-96
Statement of Cash Flows
Financial Highlights	140-143
Notes to Financial Statements	144
Supplemental Information
Trustee and Officer Information	162
Proxy Voting and Form N-Q Information	165
Expense Examples	165
Advisory Contract Approval	169

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Funds Letter to Shareholders

Dear Shareholder:

It has been somewhat of a rollercoaster ride for U.S. stocks this year, culminating in August's correction, as investor worry over geopolitical turmoil in Europe, recessions in Brazil and Russia, slowing economic growth in Asia, and anticipated changes in domestic monetary policy, provided turbulence. Still, the market recovered most of its losses by the end of the year, delivering a relatively flat, to slightly negative, equity return to investors for the second half of 2015. Large capitalization stocks led the way, benefitting from investor rotation during the most recent sell-off, while growth has — and continues to — materially outpace value across all capitalizations.

With both 2015 and 2016 estimate revisions trending consistently negative over the past year, leaving calendar 2015 growth estimates close to flat, the muted return over the past six months could be considered as a marginal victory for the equity market. Easy monetary policy has driven bond yields to record lows, helping equities, but it also stands to reason that investors are optimistic the U.S. can once again regain the lead position in the global growth story. Specifically, slowing growth in China and the end of the commodity super-cycle might just portend a revitalization for the U.S. and other developed nations on two fronts: 1) the consumer strengthens from improved real wages, but improved frugality sets the stage for a lower, but longer expansion; and 2) a larger portion of investment gets channeled back to developed markets as investors reassess the long term growth and risk profile of emerging markets, driving the improved productivity that has been missing in this recovery.

The second half of 2015 was dominated by weak growth centered in China, plunging energy and commodity prices, a strong U.S. dollar, and the long anticipated change in monetary policy by the Federal Reserve. U.S. GDP slowed heading into the second half of the year, falling from just under 4% in the second quarter, to approximately 2% in the third. Estimates for the final quarter have also been revised downward to nearly 2%. The U.S. consumer continued to provide leadership in the economy, albeit at a slower pace, as personal consumption dipped slightly from the second to the third quarter. Retail sales slowed in late summer, but climbed again in November, as consumers put to work some of the money conserved from less expensive gasoline. In contrast, the U.S. manufacturing sector fell into contraction in December, held in check by a strong dollar and weak overseas demand. Weakness overseas also temporarily delayed the Fed's plans to increase interest rates until the fourth quarter, which subsequently brought an end to an extraordinary period in which the Federal Funds rate was held near zero for seven years. While the Fed action was indeed important, many of the themes that we began the year with persisted until the end — steady job gains, subdued inflation, falling commodity prices, and a strong dollar that pushed the U.S. manufacturing sector into contraction. As a result, the tug of war for investors between risky assets and treasuries continued to dominate throughout the year.

International equity markets declined during the period as slow growth in China, the world's second largest economy, weighed heavily on global markets. In particular, emerging economies struggled, largely impacted by depressed commodity prices and a strong U.S. dollar, which has led to further local currency devaluations. Brazil and Russia have been staggered by contracting economies and elevated inflation. Central bank policy continues to have a significant impact on global markets as investors focus on the implications of monetary policy divergence. The European Central Bank has signaled continued monetary easing to increase its stimulus program, in contrast to the Federal Reserve's December rate increase. International developed stocks outperformed their emerging peers, with international developed small capitalization stocks in particular posting the highest relative returns among foreign equity asset classes. Although global GDP forecasts have declined, it is unclear how much spillover from decelerating growth in emerging markets will impact the world's developed economies.

We continue to believe that the markets provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

Victory Portfolios Integrity Discovery Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Banks (24.0%):
Banc of California, Inc.	63,787	$933
Bank of Marin Bancorp	9,800	523
Banner Corp.	16,352	750
BNC Bancorp	55,769	1,415
Bridge Bancorp, Inc.	31,381	955
Cardinal Financial Corp.	28,770	655
Centerstate Banks, Inc.	67,050	1,049
Enterprise Financial Services Corp.	22,665	643
Financial Institutions, Inc.	34,015	952
First Foundation, Inc. (a)	27,200	642
First Internet Bancorp	24,265	696
Franklin Financial Network, Inc. (a)	7,650	240
Green Bancorp, Inc. (a)	43,000	451
Guaranty Bancorp	50,885	842
Heritage Commerce Corp.	57,100	683
Heritage Financial Corp.	56,929	1,073
Horizon BanCorp Indiana	28,440	795
Independent Bank Corp.	49,065	747
Independent Bank Group, Inc.	14,216	455
Metro Bancorp, Inc.	27,123	851
Peoples BanCorp, Inc.	36,500	688
People's Utah Bancorp	36,220	623
Renasant Corp.	24,218	833
Seacoast Banking Corp. of Florida (a)	67,132	1,006
Sierra Bancorp	19,571	345
Southwest BanCorp, Inc.	66,523	1,163
State Bank Financial Corp.	55,054	1,158
Stonegate Bank	22,345	734
Univest Corp. of Pennsylvania	41,100	857
Yadkin Financial Corp.	49,264	1,240
		23,997
Capital Markets (3.7%):
Calamos Asset Management, Inc.	43,623	422
Cowen Group, Inc. (a)	202,477	775
Diamond Hill Investment Group, Inc.	4,765	902
Ladenburg Thalmann Financial Services, Inc. (a)	182,028	502
Manning & Napier, Inc.	60,175	511
Pzena Investment Management, Inc., Class A	66,400	571
		3,683
Consumer Discretionary (17.2%):
Beazer Homes USA, Inc. (a)	56,220	646
Carmike Cinemas, Inc. (a)	37,708	865
Carrols Restaurant Group, Inc. (a)	85,978	1,009
Cavco Industries, Inc. (a)	7,380	615
Culp, Inc.	22,340	569
Entercom Communications Corp. (a)	78,965	887

See notes to financial statements.

Victory Portfolios Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Entravision Communications Corp.	92,177	$711
Gray Television, Inc. (a)	89,225	1,454
Haverty Furniture Cos., Inc.	30,902	663
Kirkland's, Inc.	41,247	598
M/I Homes, Inc. (a)	36,248	794
Malibu Boats, Inc., Class A (a)	59,011	966
Marcus Corp.	82,517	1,565
MarineMax, Inc. (a)	66,370	1,222
Modine Manufacturing Co. (a)	73,125	662
Perry Ellis International, Inc. (a)	28,462	524
Ruth's Hospitality Group, Inc.	50,731	808
Shoe Carnival, Inc.	21,687	503
Spartan Motors, Inc.	144,619	450
Sportsman's Warehouse Holdings, Inc. (a)	85,118	1,098
The PEP Boys Manny, Moe & Jack (a)	33,547	618
		17,227
Energy (4.6%):
Callon Petroleum Co. (a)	83,737	698
Matrix Service Co. (a)	50,225	1,032
Natural Gas Services Group, Inc. (a)	35,043	781
Ring Energy, Inc. (a)	68,095	480
Synergy Resources Corp. (a)	65,259	556
TETRA Technologies, Inc. (a)	142,762	1,074
		4,621
Health Care (9.5%):
Addus HomeCare Corp. (a)	31,732	739
Atricure, Inc. (a)	44,737	1,004
Capital Senior Living Corp. (a)	39,042	814
Invacare Corp.	40,425	703
LHC Group, Inc. (a)	33,474	1,515
Merit Medical Systems, Inc. (a)	51,563	959
Orthofix International N.V. (a)	20,161	791
PharMerica Corp. (a)	21,451	751
Rockwell Medical, Inc. (a)	55,769	571
RTI Surgical, Inc. (a)	171,857	682
US Physical Therapy, Inc.	18,024	968
		9,497
Industrials (8.3%):
Celadon Group, Inc.	36,513	361
CRA International, Inc. (a)	42,150	786
Echo Global Logistics, Inc. (a)	23,891	487
Federal Signal Corp.	79,830	1,265
Global Brass & Copper Holdings, Inc.	35,952	766
Manitex International, Inc. (a)	103,440	615
MYR Group, Inc. (a)	17,710	365
MYR Group, Inc. (a)	13,112	270
NN, Inc.	52,815	842
Park-Ohio Holdings Corp.	20,650	760

See notes to financial statements.

Victory Portfolios Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PGT, Inc. (a)	55,500	$632
Resources Connection, Inc.	35,550	581
SP Plus Corp. (a)	25,641	613
		8,343
Information Technology (11.6%):
ADTRAN, Inc.	37,935	653
American Software, Inc.	88,969	906
Axcelis Technologies, Inc. (a)	359,939	932
Exar Corp. (a)	55,109	338
FormFactor, Inc. (a)	141,575	1,275
IXYS Corp.	61,084	771
Maxlinear, Inc., Class A (a)	71,456	1,053
Neophotonics Corp. (a)	80,280	872
Newport Corp. (a)	44,436	706
Oclaro, Inc. (a)	203,175	707
PC-Telephone, Inc.	102,222	465
Photronics, Inc. (a)	84,278	1,049
Quantum Corp. (a)	767,828	714
Sigma Designs, Inc. (a)	104,507	660
TTM Technologies, Inc. (a)	96,690	629
		11,730
Insurance (1.5%):
AMERISAFE, Inc.	19,300	983
Hci Group, Inc.	13,700	477
		1,460
Materials (2.1%):
Olympic Steel, Inc.	50,750	588
Quaker Chemical Corp.	7,874	608
Ryerson Holding Corp. (a)	72,240	337
Schnitzer Steel Industries, Inc.	42,400	609
		2,142
Real Estate Investment Trusts (REITs) (7.4%):
Ashford Hospitality Prime, Inc.	60,721	880
CareTrust REIT, Inc.	61,920	678
Cedar Realty Trust, Inc.	140,260	993
CorEnergy Infrastructure Trust, Inc.	17,533	260
First Potomac Realty Trust	68,605	782
Independence Realty Trust, Inc.	104,355	784
Physicians Realty Trust	33,767	569
Rexford Industrial Realty, Inc.	71,205	1,166
Sotherly Hotels, Inc.	78,900	486
Summit Hotel Properties, Inc.	66,675	797
		7,395
Thrifts & Mortgage Finance (7.4%):
First Defiance Financial Corp.	18,650	705
First Financial Northwest, Inc.	70,648	986
Fox Chase Bankcorp, Inc.	40,320	818

See notes to financial statements.

Victory Portfolios Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oceanfirst Financial Corp.	48,455	$971
United Community Financial Corp.	133,905	790
United Financial Bancorp, Inc.	85,850	1,105
Walker & Dunlop, Inc. (a)	32,745	943
WSFS Financial Corp.	33,400	1,081
		7,399
Total Common Stocks (Cost $83,565)		97,494
Investment Companies (3.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	3,821,452	3,821
Total Investment Companies (Cost $3,821)		3,821
Total Investments (Cost $87,386) — 101.0%		101,315
Liabilities in excess of other assets — (1.0)%		(1,062)
NET ASSETS — 100.00%		$100,253

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on December 31, 2015

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Banks (7.7%):
Comerica, Inc. (a)	3,601	$151
Fifth Third Bancorp	15,322	309
KeyCorp	13,379	176
Regions Financial Corp.	23,349	224
SunTrust Banks, Inc.	4,065	174
Synovus Financial Corp.	8,595	278
Zions Bancorp	10,082	275
		1,587
Capital Markets (2.4%):
Ameriprise Financial, Inc.	2,071	220
Invesco Ltd.	8,241	276
		496
Consumer Discretionary (10.5%):
Ascena Retail Group, Inc. (b)	10,626	105
Brunswick Corp.	3,549	179
Coach, Inc.	4,717	154
Darden Restaurants, Inc.	2,786	177
DR Horton, Inc.	7,732	248
Kohl's Corp.	3,535	168
MGM Resorts International (b)	6,895	157
Sally Beauty Holdings, Inc. (b)	5,713	159
TEGNA, Inc.	9,217	235
The Goodyear Tire & Rubber Co.	7,085	231
Whirlpool Corp.	1,450	213
Wyndham Worldwide Corp.	1,768	128
		2,154
Consumer Staples (5.0%):
Constellation Brands, Inc., Class A	1,328	189
Hormel Foods Corp.	2,843	225
Molson Coors Brewing Co.	2,140	201
Rite Aid Corp. (b)	24,332	191
Tyson Foods, Inc., Class A	4,203	224
		1,030
Energy (6.6%):
Carrizo Oil & Gas, Inc. (b)	3,861	114
Cimarex Energy Co.	1,990	178
Diamondback Energy, Inc. (b)	2,330	156
Equities Corp.	2,105	110
Noble Energy, Inc.	6,290	206
Rice Energy, Inc. (b)	10,115	110
Superior Energy Services, Inc.	9,250	125
Synergy Resources Corp. (b)	19,912	170
Whiting Petroleum Corp. (b)	7,732	73
WPX Energy, Inc. (b)	18,219	105
		1,347

See notes to financial statements.

Victory Portfolios Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (7.6%):
Alere, Inc. (b)	3,647	$143
Boston Scientific Corp. (b)	18,090	333
Bruker Corp. (b)	8,139	198
HealthSouth Corp.	3,421	119
Hill-Rom Holdings, Inc.	4,712	226
VCA, Inc. (b)	3,968	218
Zimmer Holdings, Inc.	3,205	329
		1,566
Industrials (13.3%):
Alaska Air Group, Inc.	2,053	165
BWX Technologies, Inc.	4,680	149
EMCOR Group, Inc.	3,547	170
EnerSys	2,235	125
Huntington Ingalls Industries, Inc.	2,495	317
Ingersoll-Rand PLC	3,025	167
Kansas City Southern	2,113	158
L-3 Communications Holdings, Inc.	1,400	167
Manpowergroup, Inc.	2,510	212
Old Dominion Freight Line, Inc. (b)	2,339	138
Orbital ATK, Inc.	2,980	266
Owens Corning	3,760	177
Stanley Black & Decker, Inc.	2,230	238
The ADT Corp.	4,515	149
The Manitowoc Co., Inc.	9,644	148
		2,746
Information Technology (11.3%):
Applied Materials, Inc.	11,280	211
Arrow Electronics, Inc. (b)	3,057	166
CommScope Holding Co., Inc. (b)	6,270	162
CSRA, Inc.	5,338	160
Cypress Semiconductor Corp.	21,318	209
First Data Corp., Class A (b)	9,475	152
Ingram Micro, Inc., Class A	6,980	212
Littelfuse, Inc.	1,598	171
Maxim Integrated Products, Inc.	3,685	140
NVIDIA Corp.	5,090	168
ON Semiconductor Corp. (b)	15,107	148
PTC, Inc. (b)	5,200	180
Xerox Corp.	21,143	225
		2,304
Insurance (9.0%):
American Financial Group, Inc.	3,512	253
Arch Capital Group Ltd. (b)	3,609	252
Axis Capital Holdings Ltd.	2,772	156
CNO Financial Group, Inc.	13,333	255
FNF Group	6,995	243
Hartford Financial Services Group, Inc.	6,830	297
Lincoln National Corp.	4,805	241

See notes to financial statements.

Victory Portfolios Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Unum Group	4,338	$144
		1,841
Materials (5.5%):
Ashland, Inc.	1,520	156
Avery Dennison Corp.	2,927	184
Berry Plastics Group, Inc. (b)	4,638	168
Boise Cascade Co. (b)	5,597	143
Eastman Chemical Co.	2,154	145
PolyOne Corp.	4,812	153
WestRock Co.	3,802	173
		1,122
Real Estate Investment Trusts (REITs) (9.3%):
American Campus Communities, Inc.	5,870	243
Apartment Investment & Management Co., Class A	3,680	147
Duke Realty Investments, Inc.	14,253	300
Host Hotels & Resorts, Inc.	11,350	174
Mack Cali Realty Corp.	7,945	186
Prologis, Inc.	7,940	341
Realty Income Corp.	4,255	220
Welltower, Inc.	4,810	327
		1,938
Utilities (9.8%):
Alliant Energy Corp.	2,473	154
Atmos Energy Corp.	2,765	174
Edison International	3,955	234
FirstEnergy Corp.	5,737	182
Great Plains Energy, Inc.	7,645	209
Pinnacle West Capital Corp.	5,126	330
PPL Corp.	7,813	267
UGI Corp.	6,288	213
Westar Energy, Inc.	5,355	227
		1,990
Total Common Stocks (Cost $19,668)		20,121
Investment Companies (2.9%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	586,500	586
Total Investment Companies (Cost $586)		586
Total Investments (Cost $20,250) — 100.9%		20,707
Liabilities in excess of other assets — (0.9)%		(193)
NET ASSETS — 100.00%		$20,514

(a)  Affiliated company security (See Notes to Financial Statements).

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on December 31, 2015

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Integrity Small-Cap Value Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)
Banks (17.0%):
BancorpSouth, Inc.	818,000	$19,624
BankUnited, Inc.	321,000	11,575
Banner Corp.	345,418	15,841
Central Pacific Financial Corp.	707,560	15,580
First BanCorp (a)	1,361,050	4,423
First Commonwealth Financial Corp.	1,109,843	10,066
First Financial Bancorp	797,856	14,417
First Horizon National Corp.	1,050,228	15,249
FirstMerit Corp.	535,100	9,980
Hancock Holding Co.	392,800	9,887
International Bancshares Corp.	415,005	10,666
OFG BanCorp	882,555	6,460
Old National Bancorp	1,128,319	15,300
Opus Bank	301,286	11,139
State Bank Financial Corp.	374,600	7,878
Synovus Financial Corp.	783,651	25,376
United Community Banks, Inc.	899,815	17,537
Westamerica BanCorp	257,015	12,015
Western Alliance Bancorp (a)	693,057	24,854
		257,867
Capital Markets (1.3%):
Investment Technology Group, Inc.	449,375	7,648
Janus Capital Group, Inc.	856,797	12,073
		19,721
Consumer Discretionary (11.0%):
Abercrombie & Fitch Co., Class A	378,450	10,218
American Axle & Manufacturing Holdings, Inc. (a)	614,004	11,629
Ascena Retail Group, Inc. (a)	1,034,620	10,191
CalAtlantic Group, Inc.	376,027	14,259
Caleres, Inc.	539,769	14,476
Carmike Cinemas, Inc. (a)	525,510	12,056
ClubCorp Holdings, Inc.	408,120	7,456
Cooper Tire & Rubber Co.	343,715	13,010
Crocs, Inc. (a)	842,080	8,623
Gray Television, Inc. (a)	685,540	11,174
La-Z-Boy, Inc.	374,597	9,148
Marriott Vacations Worldwide Corp.	178,188	10,148
Modine Manufacturing Co. (a)	947,443	8,574
Penn National Gaming, Inc. (a)	701,040	11,231
Red Robin Gourmet Burgers, Inc. (a)	149,400	9,224
Shoe Carnival, Inc.	276,661	6,419
		167,836
Consumer Staples (3.6%):
Casey's General Stores, Inc.	111,980	13,488
Cott Corp.	1,209,100	13,288
Dean Foods Co.	586,400	10,057

See notes to financial statements.

Victory Portfolios Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SUPERVALU, Inc. (a)	655,220	$4,442
TreeHouse Foods, Inc. (a)	159,283	12,497
		53,772
Energy (5.0%):
C&J Energy Services Ltd. (a)	1,204,300	5,732
Carrizo Oil & Gas, Inc. (a)	357,136	10,564
Matador Resources Co. (a)	541,240	10,700
Matrix Service Co. (a)	652,010	13,393
Parsley Energy, Inc., Class A (a)	703,800	12,985
Synergy Resources Corp. (a)	1,722,655	14,677
WPX Energy, Inc. (a)	1,448,180	8,313
		76,364
Health Care (6.9%):
AmSurg Corp. (a)	137,941	10,484
Charles River Laboratories International, Inc. (a)	160,330	12,889
Greatbatch, Inc. (a)	240,712	12,637
HealthSouth Corp.	293,016	10,200
Impax Laboratories, Inc. (a)	247,760	10,594
Magellan Health, Inc. (a)	205,092	12,646
Molina Healthcare, Inc. (a)	249,757	15,017
PharMerica Corp. (a)	258,049	9,032
WellCare Health Plans, Inc. (a)	157,835	12,344
		105,843
Industrials (12.5%):
Actuant Corp.	355,530	8,518
Aerojet Rocketdyne Holdings, Inc. (a)	588,261	9,212
BWX Technologies, Inc.	427,900	13,594
Deluxe Corp.	254,911	13,903
EMCOR Group, Inc.	323,738	15,552
EnerSys	288,903	16,158
Engility Holdings, Inc. (a)	344,314	11,183
Esterline Technologies Corp. (a)	150,167	12,164
Genesee & Wyoming, Inc., Class A (a)	170,200	9,138
Hawaiian Holdings, Inc. (a)	317,765	11,226
Hub Group, Inc., Class A (a)	284,900	9,387
Knight Transportation, Inc.	376,344	9,119
Meritor, Inc. (a)	1,130,230	9,437
Primoris Services Corp.	610,616	13,452
SkyWest, Inc.	467,800	8,898
The Greenbrier Cos., Inc.	262,830	8,574
Wabash National Corp. (a)	999,794	11,828
		191,343
Information Technology (13.5%):
ADTRAN, Inc.	645,400	11,114
Benchmark Electronics, Inc. (a)	682,515	14,108
Brooks Automation, Inc.	835,071	8,919
CACI International, Inc., Class A (a)	133,500	12,386
Ciena Corp. (a)	669,529	13,852

See notes to financial statements.

Victory Portfolios Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cypress Semiconductor Corp.	1,128,100	$11,067
Diodes, Inc. (a)	322,300	7,406
Entegris, Inc. (a)	660,320	8,762
Intersil Corp., Class A	1,141,174	14,561
Littelfuse, Inc.	159,888	17,110
Mentor Graphics Corp.	647,298	11,923
Photronics, Inc. (a)	953,679	11,873
Plexus Corp. (a)	354,108	12,365
Silicon Laboratories, Inc. (a)	247,170	11,998
SYNNEX Corp.	156,544	14,078
Tech Data Corp. (a)	190,917	12,673
Vishay Intertechnology, Inc.	964,964	11,628
		205,823
Insurance (5.0%):
American Equity Investment Life Holding Co.	614,102	14,757
CNO Financial Group, Inc.	1,040,137	19,856
James River Group Holdings Ltd.	289,383	9,706
RLI Corp.	333,087	20,568
Stewart Information Services	334,395	12,483
		77,370
Materials (3.7%):
Berry Plastics Group, Inc. (a)	351,840	12,730
Boise Cascade Co. (a)	442,799	11,305
Headwaters, Inc. (a)	605,400	10,213
Kaiser Aluminum Corp.	144,075	12,053
Quaker Chemical Corp.	146,038	11,283
		57,584
Real Estate Investment Trusts (REITs) (9.2%):
CubeSmart	339,354	10,391
DiamondRock Hospitality Co.	853,658	8,238
Education Realty Trust, Inc.	263,000	9,962
Kite Realty Group Trust	551,283	14,295
Lexington Realty Trust	1,425,441	11,404
Mack Cali Realty Corp.	711,445	16,613
Medical Properties Trust, Inc.	860,757	9,907
Parkway Properties, Inc.	498,919	7,798
Pennsylvania Real Estate Invesment Trust	508,768	11,127
Physicians Realty Trust	730,000	12,308
Ryman Hospitality Properties, Inc.	266,605	13,767
Sunstone Hotel Investors, Inc.	1,180,716	14,747
		140,557
Thrifts & Mortgage Finance (2.7%):
Astoria Financial Corp.	757,886	12,012
MGIC Investment Corp. (a)	2,034,862	17,968
Radian Group, Inc.	870,104	11,651
		41,631

See notes to financial statements.

Victory Portfolios Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (4.4%):
ALLETE, Inc.	307,022	$15,606
Dynegy, Inc. (a)	382,335	5,123
NorthWestern Corp.	353,345	19,169
PNM Resources, Inc.	495,272	15,140
South Jersey Industries, Inc.	547,776	12,884
		67,922
Total Common Stocks (Cost $1,391,855)		1,463,633
Investment Companies (4.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	72,812,626	72,813
Total Investment Companies (Cost $72,813)		72,813
Total Investments (Cost $1,464,668) — 100.6%		1,536,446
Liabilities in excess of other assets — (0.6)%		(8,731)
NET ASSETS — 100.00%		$1,527,715

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on December 31, 2015.

See notes to financial statements.

Victory Portfolios Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Banks (14.7%):
BancorpSouth, Inc.	9,636	$231
Comerica, Inc. (a)	7,714	323
First BanCorp (b)	20,153	65
First Republic Bank	2,790	184
Huntington Bancshares, Inc.	36,051	399
KeyCorp	21,786	287
OFG BanCorp	24,181	177
Synovus Financial Corp.	13,719	444
Westamerica BanCorp	3,984	186
Western Alliance Bancorp (b)	11,286	405
Zions Bancorp	17,960	490
		3,191
Capital Markets (1.2%):
Investment Technology Group, Inc.	6,839	116
Janus Capital Group, Inc.	10,293	145
		261
Consumer Discretionary (10.7%):
Abercrombie & Fitch Co., Class A	7,301	197
Ascena Retail Group, Inc. (b)	15,229	150
Brunswick Corp.	4,107	207
CalAtlantic Group, Inc.	5,742	218
Caleres, Inc.	6,482	174
Darden Restaurants, Inc.	3,173	202
DR Horton, Inc.	5,832	187
Kohl's Corp.	4,140	197
La-Z-Boy, Inc.	6,350	155
TEGNA, Inc.	10,603	271
The Goodyear Tire & Rubber Co.	7,533	246
Wyndham Worldwide Corp.	2,165	157
		2,361
Consumer Staples (2.6%):
Casey's General Stores, Inc.	1,588	191
Rite Aid Corp. (b)	29,759	234
The Hain Celestial Group, Inc. (b)	4,010	162
		587
Energy (4.8%):
Matrix Service Co. (b)	10,589	218
Parsley Energy, Inc., Class A (b)	9,670	178
Rice Energy, Inc. (b)	9,259	101
Superior Energy Services, Inc.	10,327	139
Synergy Resources Corp. (b)	26,348	225
Whiting Petroleum Corp. (b)	9,766	92
WPX Energy, Inc. (b)	19,902	114
		1,067

See notes to financial statements.

Victory Portfolios Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (5.7%):
Alere, Inc. (b)	4,039	$158
Bruker Corp. (b)	9,061	220
Charles River Laboratories International, Inc. (b)	2,085	168
HealthSouth Corp.	3,521	123
Hill-Rom Holdings, Inc.	3,684	177
VCA, Inc. (b)	4,210	231
WellCare Health Plans, Inc. (b)	2,088	163
		1,240
Industrials (13.7%):
Aerojet Rocketdyne Holdings, Inc. (b)	9,921	155
BWX Technologies, Inc.	6,472	206
Deluxe Corp.	3,686	201
EMCOR Group, Inc.	4,386	211
EnerSys	1,899	106
Genesee & Wyoming, Inc., Class A (b)	2,490	134
Hillenbrand, Inc.	6,005	178
Huntington Ingalls Industries, Inc.	2,684	341
JetBlue Airways Corp. (b)	8,389	190
Manpowergroup, Inc.	2,654	224
Meritor, Inc. (b)	16,114	135
Orbital ATK, Inc.	3,460	309
Owens Corning	5,565	262
The ADT Corp.	5,041	166
The Manitowoc Co., Inc.	11,038	169
		2,987
Information Technology (11.5%):
Arrow Electronics, Inc. (b)	4,537	246
CACI International, Inc., Class A (b)	1,926	179
Ciena Corp. (b)	9,484	196
CommScope Holding Co., Inc. (b)	7,069	183
Cypress Semiconductor Corp.	21,672	213
Intersil Corp., Class A	14,272	182
Littelfuse, Inc.	1,816	194
Maxim Integrated Products, Inc.	3,707	141
ON Semiconductor Corp. (b)	16,740	164
Plexus Corp. (b)	4,227	148
PTC, Inc. (b)	5,104	177
SYNNEX Corp.	1,940	174
Tech Data Corp. (b)	2,375	158
Teradyne, Inc.	8,825	182
		2,537
Insurance (9.1%):
American Financial Group, Inc.	5,482	395
AmTrust Financial Services, Inc.	3,971	245
Arch Capital Group Ltd. (b)	6,267	437
Assurant, Inc.	2,236	180
CNO Financial Group, Inc.	14,403	275
FNF Group	7,055	245
Hanover Insurance Group, Inc.	2,514	204
		1,981

See notes to financial statements.

Victory Portfolios Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (6.4%):
Ashland, Inc.	1,645	$169
Avery Dennison Corp.	3,315	207
Berry Plastics Group, Inc. (b)	5,103	185
Graphic Packaging Holding Co.	12,459	160
Headwaters, Inc. (b)	9,383	158
Kaiser Aluminum Corp.	1,971	165
PolyOne Corp.	5,152	164
WestRock Co.	4,100	187
		1,395
Real Estate Investment Trusts (REITs) (9.7%):
American Campus Communities, Inc.	4,650	192
Apartment Investment & Management Co., Class A	5,407	216
CubeSmart	5,730	175
DDR Corp.	10,650	179
DiamondRock Hospitality Co.	12,295	119
Duke Realty Investments, Inc.	12,155	256
Lexington Realty Trust	17,211	138
Mack Cali Realty Corp.	9,640	226
Medical Properties Trust, Inc.	11,681	134
NorthStar Realty Finance Corp.	5,832	99
Ryman Hospitality Properties, Inc.	3,800	196
Sunstone Hotel Investors, Inc.	15,844	198
		2,128
Utilities (7.3%):
ALLETE, Inc.	4,305	219
Alliant Energy Corp.	2,714	169
Atmos Energy Corp.	3,336	210
Pinnacle West Capital Corp.	5,182	334
PNM Resources, Inc.	5,974	183
UGI Corp.	6,495	220
Westar Energy, Inc.	6,045	256
		1,591
Total Common Stocks (Cost $20,772)		21,326
Investment Companies (2.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	450,220	450
Total Investment Companies (Cost $450)		450
Total Investments (Cost $21,222) — 99.5%		21,776
Other assets in excess of liabilities — 0.5%		120
NET ASSETS — 100.00%		$21,896

(a)  Affiliated company security. (See Notes to Financial Statements).

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on December 31, 2015

See notes to financial statements.

Victory Portfolios Munder Multi-Cap Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Consumer Discretionary (20.9%):
AMC Networks, Inc., Class A (a)	84,240	$6,291
AutoNation, Inc. (a)	94,945	5,664
AutoZone, Inc. (a)	4,305	3,194
DR Horton, Inc.	191,270	6,126
Foot Locker, Inc.	43,085	2,804
La-Z-Boy, Inc.	216,890	5,296
Lear Corp.	50,010	6,143
Lithia Motors, Inc.	56,185	5,993
Lowe's Cos., Inc.	83,445	6,345
Mohawk Industries, Inc. (a)	33,025	6,256
NVR, Inc. (a)	3,545	5,824
Ross Stores, Inc.	119,780	6,445
Sonic Corp.	112,135	3,623
The Goodyear Tire & Rubber Co.	192,415	6,286
The Home Depot, Inc.	76,095	10,065
Thor Industries, Inc.	112,495	6,317
		92,672
Consumer Staples (10.2%):
Altria Group, Inc.	155,220	9,035
Costco Wholesale Corp.	18,530	2,993
PepsiCo, Inc.	71,815	7,176
Philip Morris International, Inc.	108,970	9,579
Reynolds American, Inc.	106,340	4,908
The Kroger Co.	171,615	7,178
Walgreens Boots Alliance, Inc.	49,530	4,218
		45,087
Energy (6.3%):
Diamondback Energy, Inc. (a)	38,740	2,592
EOG Resources, Inc.	36,205	2,563
Exxon Mobil Corp.	122,550	9,553
Phillips 66	56,565	4,627
Schlumberger Ltd.	73,120	5,100
Valero Energy Corp.	46,815	3,310
		27,745
Financials (14.7%):
Bank of The Ozarks, Inc.	112,280	5,553
BofI Holding, Inc. (a)	209,735	4,415
Chemical Financial Corp.	89,145	3,055
Citigroup, Inc.	147,315	7,624
JPMorgan Chase & Co.	130,425	8,613
Morgan Stanley	70,305	2,236
Pinnacle Financial Partners, Inc.	125,800	6,461
Signature Bank (a)	41,495	6,364
The Goldman Sachs Group, Inc.	34,365	6,194
Wells Fargo & Co.	159,530	8,673
Western Alliance Bancorp (a)	176,225	6,319
		65,507

See notes to financial statements.

Victory Portfolios Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (16.9%):
Abbvie, Inc.	37,255	$2,207
Allergan PLC (a)	7,475	2,336
AMN Healthcare Services, Inc. (a)	191,735	5,953
AmSurg Corp. (a)	75,575	5,744
Cambrex Corp. (a)	133,260	6,275
Cardinal Health, Inc.	71,535	6,386
Celgene Corp. (a)	36,005	4,312
Express Scripts Holding Co. (a)	41,810	3,655
Gilead Sciences, Inc.	85,745	8,676
ICON PLC (a)	77,240	6,002
MEDNAX, Inc. (a)	87,610	6,278
Pfizer, Inc.	182,155	5,880
Quintiles Transnational Holdings, Inc. (a)	64,810	4,450
Teva Pharmaceutical Industries Ltd., ADR	102,840	6,750
		74,904
Industrials (7.8%):
A.O. Smith Corp.	74,870	5,736
Alaska Air Group, Inc.	76,025	6,120
American Woodmark Corp. (a)	36,640	2,930
FedEx Corp.	19,815	2,952
JetBlue Airways Corp. (a)	268,945	6,092
Robert Half International, Inc.	101,270	4,774
Universal Forest Products, Inc.	83,485	5,708
		34,312
Information Technology (16.3%):
Alphabet, Inc., Class A (a)	8,678	6,752
Apple, Inc.	86,855	9,142
Cisco Systems, Inc.	263,435	7,153
Cognizant Technology Solutions Corp., Class A (a)	94,485	5,671
Euronet Worldwide, Inc. (a)	79,750	5,777
Facebook, Inc., Class A (a)	39,470	4,131
IPG Photonics Corp. (a)	21,950	1,957
j2 Global, Inc.	88,370	7,274
Microsoft Corp.	157,955	8,763
Palo Alto Networks, Inc. (a)	12,215	2,152
Skyworks Solutions, Inc.	75,985	5,838
Synchronoss Technologies, Inc. (a)	87,280	3,075
Visa, Inc., Class A	56,960	4,417
		72,102
Materials (1.5%):
Berry Plastics Group, Inc. (a)	181,370	6,562
Telecommunication Services (2.8%):
AT&T, Inc.	195,715	6,734
Verizon Communications, Inc.	119,795	5,537
		12,271
Total Common Stocks (Cost $396,683)		431,162

See notes to financial statements.

Victory Portfolios Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.2%)
iShares Russell 3000 ETF	44,335	$5,334
Total Exchange-Traded Funds (Cost $5,377)		5,334
Investment Companies (3.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	16,199,958	16,200
Total Investment Companies (Cost $16,200)		16,200
Total Investments (Cost $418,260) — 102.3%		452,696
Liabilities in excess of other assets — (2.3)%		(10,339)
NET ASSETS — 100.00%		$442,357

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on December 31, 2015.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Consumer Discretionary (12.5%):
Advance Auto Parts, Inc.	986	$148
Amazon.com, Inc. (a)	5,178	3,500
AutoNation, Inc. (a)	1,028	61
AutoZone, Inc. (a)	410	304
Bed Bath & Beyond, Inc. (a)	2,248	108
Best Buy Co., Inc.	4,016	122
BorgWarner, Inc.	3,019	131
Cablevision Systems Corp.	2,998	96
CarMax, Inc. (a)	2,729	147
Carnival Corp.	6,200	338
CBS Corp., Class B	5,842	275
Chipotle Mexican Grill, Inc. (a)	420	202
Coach, Inc.	3,738	122
Comcast Corp., Class A	32,894	1,857
Darden Restaurants, Inc.	1,553	99
Delphi Automotive PLC	3,773	323
Discovery Communications, Inc., Class A (a)	2,014	54
Discovery Communications, Inc., Class C (a)	3,475	88
Dollar General Corp.	3,919	282
Dollar Tree, Inc. (a)	3,162	244
DR Horton, Inc.	4,449	143
Expedia, Inc.	1,585	197
Ford Motor Co.	52,507	740
Fossil Group, Inc. (a)	557	20
GameStop Corp., Class A	1,421	40
Garmin Ltd.	1,589	59
General Motors Co.	19,076	649
Genuine Parts Co.	2,030	174
H&R Block, Inc.	3,177	106
Hanesbrands, Inc.	5,278	155
Harley-Davidson, Inc.	2,584	117
Harman International Industries, Inc.	957	90
Hasbro, Inc.	1,510	102
Johnson Controls, Inc.	8,724	344
Kohl's Corp.	2,557	122
L Brands, Inc.	3,431	329
Leggett & Platt, Inc.	1,833	77
Lennar Corp., Class A	2,411	118
Lowe's Cos., Inc.	12,327	937
Macy's, Inc.	4,234	148
Marriott International, Inc., Class A	2,597	174
Mattel, Inc.	4,571	124
McDonald's Corp.	12,369	1,460
Michael Kors Holdings Ltd. (a)	2,479	99
Mohawk Industries, Inc. (a)	856	161
Netflix, Inc. (a)	5,757	658
Newell Rubbermaid, Inc.	3,598	159
News Corp., Class A	5,193	69
See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
News Corp., Class B	1,469	$21
NIKE, Inc., Class B	18,178	1,137
Nordstrom, Inc.	1,832	91
Omnicom Group, Inc.	3,263	247
O'Reilly Automotive, Inc. (a)	1,328	337
PulteGroup, Inc.	4,279	76
PVH Corp.	1,111	82
Ralph Lauren Corp.	792	88
Ross Stores, Inc.	5,455	294
Royal Caribbean Cruises Ltd.	2,311	234
Scripps Networks Interactive, Inc., Class A	1,274	70
Signet Jewelers Ltd.	1,071	132
Staples, Inc.	8,670	82
Starbucks Corp.	20,002	1,201
Starwood Hotels & Resorts Worldwide, Inc.	2,272	157
Target Corp.	8,298	602
TEGNA, Inc.	2,986	76
The Gap, Inc.	3,086	76
The Goodyear Tire & Rubber Co.	3,622	118
The Home Depot, Inc.	17,079	2,259
The Interpublic Group of Cos., Inc.	5,473	127
The Priceline Group, Inc. (a)	670	854
The TJX Cos, Inc.	9,019	640
The Walt Disney Co.	20,488	2,154
Tiffany & Co.	1,502	115
Time Warner Cable, Inc.	3,815	708
Time Warner, Inc.	10,769	696
Tractor Supply Co.	1,809	155
TripAdvisor, Inc. (a)	1,522	130
Twenty-First Century Fox, Inc.	15,771	428
Twenty-First Century Fox, Inc., Class B	5,808	158
Under Armour, Inc. (a)	2,426	196
Urban Outfitters, Inc. (a)	1,229	28
VF Corp.	4,594	286
Viacom, Inc., Class B	4,676	192
Whirlpool Corp.	1,053	155
Wyndham Worldwide Corp.	1,564	114
Wynn Resorts Ltd.	1,094	76
Yum! Brands, Inc.	5,809	424
		31,088
Consumer Staples (9.9%):
Altria Group, Inc.	26,412	1,537
Archer-Daniels-Midland Co.	8,038	295
Brown-Forman Corp., Class B	1,369	136
Campbell Soup Co.	2,419	127
Church & Dwight Co., Inc.	1,766	150
Coca-Cola Enterprises, Inc.	2,812	138
Colgate-Palmolive Co.	12,082	805
ConAgra Foods, Inc.	5,831	246
Constellation Brands, Inc., Class A	2,332	332

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Costco Wholesale Corp.	5,892	$952
CVS Health Corp.	14,916	1,457
Dr Pepper Snapple Group, Inc.	2,544	237
General Mills, Inc.	8,051	464
Hormel Foods Corp.	1,817	144
J.M. Smucker Co.	1,612	199
Kellogg Co.	3,437	248
Keurig Green Mountain, Inc.	1,564	141
Kimberly-Clark Corp.	4,889	622
McCormick & Co., Inc.	1,580	135
Mead Johnson Nutrition Co.	2,655	210
Molson Coors Brewing Co.	2,122	199
Mondelez International, Inc.	21,407	959
Monster Beverage Corp. (a)	2,020	301
PepsiCo, Inc.	19,625	1,961
Philip Morris International, Inc.	20,870	1,835
Reynolds American, Inc.	11,165	515
Sysco Corp.	7,072	290
The Clorox Co.	1,739	221
The Coca-Cola Co.	52,727	2,266
The Estee Lauder Cos., Inc., Class A	2,998	264
The Hershey Co.	1,935	173
The Kraft Heinz Co.	8,009	583
The Kroger Co.	13,113	549
The Procter & Gamble Co.	36,649	2,910
Tyson Foods, Inc., Class A	3,982	212
Walgreens Boots Alliance, Inc.	11,733	999
Wal-Mart Stores, Inc.	21,135	1,296
Whole Foods Market, Inc.	4,597	154
		24,262
Energy (6.4%):
Anadarko Petroleum Corp.	6,845	333
Apache Corp.	5,092	226
Baker Hughes, Inc.	5,874	271
Cabot Oil & Gas Corp.	5,575	99
Cameron International Corp. (a)	2,574	163
Chesapeake Energy Corp.	7,280	33
Chevron Corp.	25,353	2,280
Cimarex Energy Co.	1,273	114
Columbia Pipeline Group, Inc.	5,241	105
ConocoPhillips	16,632	776
CONSOL Energy, Inc.	3,240	26
Devon Energy Corp.	5,204	167
Diamond Offshore Drilling, Inc.	868	18
Ensco PLC, Class A, ADR	3,172	49
EOG Resources, Inc.	7,405	524
Equities Corp.	2,054	107
Exxon Mobil Corp.	56,079	4,370
FMC Technologies, Inc. (a)	3,071	89
Halliburton Co.	11,528	393

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Helmerich & Payne, Inc.	1,452	$78
Hess Corp.	3,237	157
Kinder Morgan, Inc.	24,650	368
Marathon Oil Corp.	9,123	115
Marathon Petroleum Corp.	7,179	372
Murphy Oil Corp.	2,178	49
National Oilwell Varco, Inc.	5,061	169
Newfield Exploration Co. (a)	2,177	71
Noble Energy, Inc.	5,733	189
Occidental Petroleum Corp.	10,288	696
ONEOK, Inc.	2,819	70
Phillips 66	6,395	523
Pioneer Natural Resources Co.	2,012	252
Range Resources Corp.	2,333	57
Schlumberger Ltd.	16,988	1,185
Southwestern Energy Co. (a)	5,410	38
Spectra Energy Corp.	9,044	217
Tesoro Corp.	1,621	171
The Williams Cos., Inc.	9,191	236
Transocean Ltd.	4,605	57
Valero Energy Corp.	6,486	459
		15,672
Financials (16.4%):
ACE Ltd.	4,367	510
Affiliated Managers Group, Inc. (a)	727	116
Aflac, Inc.	5,748	344
American Express Co.	11,270	783
American International Group, Inc.	16,664	1,032
American Tower Corp.	5,705	553
Ameriprise Financial, Inc.	2,345	250
Aon PLC	3,689	340
Apartment Investment & Management Co., Class A	2,107	84
Assurant, Inc.	886	71
AvalonBay Communities, Inc.	1,843	339
Bank of America Corp.	140,268	2,361
BB&T Corp.	10,509	397
Berkshire Hathaway, Inc., Class B (a)	25,237	3,332
BlackRock, Inc.	1,701	579
Boston Properties, Inc.	2,068	264
Capital One Financial Corp.	7,167	517
CBRE Group, Inc., Class A (a)	3,936	136
Cincinnati Financial Corp.	1,986	118
Citigroup, Inc.	40,130	2,077
CME Group, Inc.	4,556	413
Comerica, Inc. (b)	2,380	100
Crown Castle International Corp.	4,496	389
Discover Financial Services	5,758	309
E*TRADE Financial Corp. (a)	3,945	117
Equinix, Inc.	831	251
Equity Residential (REIT)	4,907	400

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Essex Property Trust, Inc.	889	$213
Fifth Third Bancorp	10,700	215
Franklin Resources, Inc.	5,104	188
General Growth Properties, Inc.	7,844	213
Hartford Financial Services Group, Inc.	5,517	240
HCP, Inc.	6,264	240
Host Hotels & Resorts, Inc.	10,125	155
Huntington Bancshares, Inc.	10,731	119
Intercontinental Exchange, Inc.	1,599	410
Invesco Ltd.	5,709	192
Iron Mountain, Inc.	2,630	71
JPMorgan Chase & Co.	49,589	3,274
KeyCorp	11,253	148
Kimco Realty Corp.	5,567	147
Legg Mason, Inc.	1,451	57
Leucadia National Corp.	4,437	77
Lincoln National Corp.	3,333	168
Loews Corp.	3,771	145
M&T Bank Corp.	2,155	261
Marsh & McLennan Cos., Inc.	7,027	390
McGraw-Hill Cos., Inc.	3,641	359
MetLife, Inc.	14,974	722
Moody's Corp.	2,317	232
Morgan Stanley	20,344	647
NASDAQ, Inc.	1,548	90
Navient Corp.	4,880	56
Northern Trust Corp.	2,927	211
People's United Financial, Inc.	4,179	67
Plum Creek Timber Co., Inc.	2,338	112
Principal Financial Group, Inc.	3,667	165
Prologis, Inc.	7,063	303
Prudential Financial, Inc.	6,048	492
Public Storage	1,982	491
Realty Income Corp.	3,362	174
Regions Financial Corp.	17,586	169
Simon Property Group, Inc.	4,168	811
SL Green Realty Corp.	1,343	152
State Street Corp.	5,435	361
SunTrust Banks, Inc.	6,865	294
Synchrony Financial (a)	11,232	342
T. Rowe Price Group, Inc.	3,382	242
The Allstate Corp.	5,217	324
The Bank of New York Mellon Corp.	14,723	607
The Charles Schwab Corp.	16,138	531
The Chubb Corp.	3,058	406
The Goldman Sachs Group, Inc.	5,343	963
The Macerich Co.	1,812	146
The PNC Financial Services Group, Inc.	6,840	652
The Progressive Corp.	7,873	250
The Travelers Cos., Inc.	4,098	463

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Torchmark Corp.	1,545	$88
U.S. Bancorp	22,149	945
Unum Group	3,279	109
Ventas, Inc.	4,485	253
Vornado Realty Trust	2,387	239
Wells Fargo & Co.	62,615	3,405
Welltower, Inc.	4,767	324
Weyerhaeuser Co.	6,876	206
XL Group PLC	4,011	157
Zions Bancorp	2,751	75
		39,740
Health Care (14.8%):
Abbott Laboratories	20,095	903
Abbvie, Inc.	22,021	1,305
Aetna, Inc.	4,697	508
Agilent Technologies, Inc.	4,464	187
Alexion Pharmaceuticals, Inc. (a)	3,035	579
Allergan PLC (a)	5,309	1,659
AmerisourceBergen Corp.	2,631	273
Amgen, Inc.	10,161	1,649
Anthem, Inc.	3,516	490
Baxalta, Inc.	7,312	285
Baxter International, Inc.	7,368	281
Becton, Dickinson & Co.	2,838	438
Biogen, Inc. (a)	3,002	920
Boston Scientific Corp. (a)	18,121	334
Bristol-Myers Squibb Co.	22,473	1,546
C.R. Bard, Inc.	995	188
Cardinal Health, Inc.	4,431	396
Celgene Corp. (a)	10,583	1,267
Cerner Corp. (a)	4,101	247
Cigna Corp.	3,470	508
DaVita Healthcare Partners, Inc. (a)	2,245	156
DENTSPLY International, Inc.	1,884	115
Edwards Lifesciences Corp. (a)	2,905	229
Eli Lilly & Co.	13,147	1,108
Endo International PLC (a)	2,804	172
Express Scripts Holding Co. (a)	9,110	796
Gilead Sciences, Inc.	19,414	1,965
HCA Holdings, Inc. (a)	4,228	286
Henry Schein, Inc. (a)	1,117	177
Humana, Inc.	1,996	356
Illumina, Inc. (a)	1,977	379
Intuitive Surgical, Inc. (a)	504	275
Johnson & Johnson	37,274	3,830
Laboratory Corp. of America Holdings (a)	1,363	169
Mallinckrodt PLC (a)	1,561	116
McKesson Corp.	3,099	611
Medtronic PLC	18,942	1,458
Merck & Co., Inc.	37,632	1,988

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mylan NV (a)	5,564	$301
Patterson Cos., Inc.	1,125	51
PerkinElmer, Inc.	1,507	81
Perrigo Co. PLC	1,972	285
Pfizer, Inc.	83,157	2,684
Quest Diagnostics, Inc.	1,931	137
Regeneron Pharmaceuticals, Inc. (a)	1,044	567
St. Jude Medical, Inc.	3,807	235
Stryker Corp.	4,254	395
Tenet Healthcare Corp. (a)	1,386	42
Thermo Fisher Scientific, Inc.	5,376	762
UnitedHealth Group, Inc.	12,839	1,510
Universal Health Services, Inc., Class B	1,228	147
Varian Medical Systems, Inc. (a)	1,305	105
Vertex Pharmaceuticals, Inc. (a)	3,310	416
Waters Corp. (a)	1,100	148
Zimmer Holdings, Inc.	2,305	236
Zoetis, Inc.	6,170	296
		36,547
Industrials (9.8%):
3M Co.	8,294	1,249
Allegion PLC	1,292	85
American Airlines Group, Inc.	8,491	360
AMETEK, Inc.	3,204	172
C.H. Robinson Worldwide, Inc.	1,932	120
Caterpillar, Inc.	7,843	533
Cintas Corp.	1,178	107
CSX Corp.	13,133	341
Cummins, Inc.	2,212	195
Danaher Corp.	8,031	746
Deere & Co.	4,199	320
Delta Air Lines, Inc.	10,594	537
Dover Corp.	2,087	128
Dun & Bradstreet Corp.	486	51
Eaton Corp. PLC	6,234	324
Emerson Electric Co.	8,817	422
Equifax, Inc.	1,596	178
Expeditors International of Washington, Inc.	2,511	113
Fastenal Co.	3,902	159
FedEx Corp.	3,537	527
Flowserve Corp.	1,762	74
Fluor Corp.	1,907	90
General Dynamics Corp.	4,003	550
General Electric Co.	127,139	3,960
Honeywell International, Inc.	10,382	1,075
Illinois Tool Works, Inc.	4,407	408
Ingersoll-Rand PLC	3,516	194
J.B. Hunt Transport Services, Inc.	1,219	89
Jacobs Engineering Group, Inc. (a)	1,651	69
Kansas City Southern	1,470	110

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
L-3 Communications Holdings, Inc.	1,055	$126
Lockheed Martin Corp.	3,560	773
Masco Corp.	4,532	128
Nielsen Holdings PLC	4,904	228
Norfolk Southern Corp.	4,022	340
Northrop Grumman Corp.	2,456	464
PACCAR, Inc.	4,761	226
Parker-Hannifin Corp.	1,831	178
Pentair PLC	2,428	120
Pitney Bowes, Inc.	2,654	55
Precision Castparts Corp.	1,853	430
Quanta Services, Inc. (a)	2,227	45
Raytheon Co.	4,056	505
Republic Services, Inc., Class A	3,227	142
Robert Half International, Inc.	1,787	84
Rockwell Automation, Inc.	1,778	182
Rockwell Collins, Inc.	1,770	163
Roper Technologies, Inc.	1,357	258
Ryder System, Inc.	745	42
Snap-on, Inc.	782	134
Southwest Airlines Co.	8,761	377
Stanley Black & Decker, Inc.	2,016	215
Stericycle, Inc. (a)	1,156	139
Textron, Inc.	3,686	155
The ADT Corp.	2,221	73
The Boeing Co.	8,483	1,226
Tyco International PLC	5,695	182
Union Pacific Corp.	11,506	900
United Continental Holdings, Inc. (a)	5,022	288
United Parcel Service, Inc.	9,377	902
United Rentals, Inc. (a)	1,250	91
United Technologies Corp.	11,112	1,068
Verisk Analytics, Inc., Class A (a)	2,118	163
W.W. Grainger, Inc.	778	158
Waste Management, Inc.	5,593	299
Xylem, Inc.	2,416	88
		24,233
Information Technology (20.3%):
Accenture PLC, Class A	8,416	880
Activision Blizzard, Inc.	6,796	263
Adobe Systems, Inc. (a)	6,719	631
Akamai Technologies, Inc. (a)	2,397	126
Alliance Data Systems Corp. (a)	823	228
Alphabet, Inc., Class C (a)	4,002	3,037
Alphabet, Inc., Class A (a)	3,924	3,053
Amphenol Corp., Class A	4,152	217
Analog Devices, Inc.	4,203	233
Apple, Inc.	75,106	7,906
Applied Materials, Inc.	15,480	289
Autodesk, Inc. (a)	3,047	186

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Automatic Data Processing, Inc.	6,213	$526
Avago Technologies Ltd.	3,541	514
Broadcom Corp., Class A	7,557	437
CA, Inc.	4,196	120
Cisco Systems, Inc.	68,380	1,857
Citrix Systems, Inc. (a)	2,072	157
Cognizant Technology Solutions Corp., Class A (a)	8,191	492
Corning, Inc.	15,936	291
CSRA, Inc.	1,906	57
eBay, Inc. (a)	14,880	409
Electronic Arts, Inc. (a)	4,186	288
EMC Corp.	26,118	671
F5 Networks, Inc. (a)	948	92
Facebook, Inc., Class A (a)	30,585	3,202
Fidelity National Information Services, Inc.	3,737	226
First Solar, Inc. (a)	1,019	67
Fiserv, Inc. (a)	3,078	282
FLIR Systems, Inc.	1,860	52
Harris Corp.	1,675	146
Hewlett Packard Enterprises Co.	24,224	368
HP, Inc.	24,334	288
Intel Corp.	63,570	2,190
International Business Machines Corp.	12,023	1,655
Intuit, Inc.	3,556	343
Juniper Networks, Inc.	4,782	132
KLA-Tencor Corp.	2,100	146
Lam Research Corp.	2,133	169
Linear Technology Corp.	3,221	137
MasterCard, Inc., Class A	13,339	1,299
Microchip Technology, Inc.	2,736	127
Micron Technology, Inc. (a)	14,626	207
Microsoft Corp. (c)	107,606	5,970
Motorola Solutions, Inc.	2,164	148
NetApp, Inc.	3,938	104
NVIDIA Corp.	6,885	227
Oracle Corp.	43,128	1,575
Paychex, Inc.	4,322	229
PayPal Holdings, Inc. (a)	14,976	542
Qorvo, Inc. (a)	1,932	98
QUALCOMM, Inc.	20,248	1,012
Red Hat, Inc. (a)	2,462	204
salesforce.com, Inc. (a)	8,408	659
SanDisk Corp.	2,703	205
Seagate Technology PLC	4,028	148
Skyworks Solutions, Inc.	2,575	198
Symantec Corp.	9,100	191
TE Connectivity Ltd.	5,204	336
Teradata Corp. (a)	1,818	48
Texas Instruments, Inc.	13,665	749
The Western Union Co.	6,806	122

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Total System Services, Inc.	2,280	$114
VeriSign, Inc. (a)	1,321	115
Visa, Inc., Class A	26,220	2,032
Western Digital Corp.	3,140	189
Xerox Corp.	12,819	136
Xilinx, Inc.	3,461	163
Yahoo!, Inc. (a)	11,703	389
		49,899
Materials (2.7%):
Air Products & Chemicals, Inc.	2,611	340
Airgas, Inc.	873	121
Alcoa, Inc.	17,648	175
Avery Dennison Corp.	1,227	77
Ball Corp.	1,836	134
CF Industries Holdings, Inc.	3,139	128
E.I. du Pont de Nemours & Co.	11,806	786
Eastman Chemical Co.	2,001	135
Ecolab, Inc.	3,580	409
FMC Corp.	1,800	70
Freeport-McMoRan, Inc.	15,539	105
International Flavors & Fragrances, Inc.	1,081	129
International Paper Co.	5,584	210
LyondellBasell Industries NV, Class A	4,843	421
Martin Marietta Materials, Inc.	890	122
Monsanto Co.	5,925	584
Newmont Mining Corp.	7,127	128
Nucor Corp.	4,305	173
Owens-Illinois, Inc. (a)	2,166	38
PPG Industries, Inc.	3,627	358
Praxair, Inc.	3,837	393
Sealed Air Corp.	2,659	119
The Dow Chemical Co.	15,148	780
The Mosaic Co.	4,517	125
The Sherwin-Williams Co.	1,066	277
Vulcan Materials Co.	1,795	170
WestRock Co.	3,463	157
		6,664
Telecommunication Services (2.4%):
AT&T, Inc.	82,874	2,853
CenturyLink, Inc.	7,395	186
Frontier Communications Corp.	15,737	73
Level 3 Communications, Inc. (a)	3,887	211
Verizon Communications, Inc.	54,812	2,533
		5,856
Utilities (2.9%):
AES Corp.	9,064	87
AGL Resources, Inc.	1,619	103
Ameren Corp.	3,268	141

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
American Electric Power Co., Inc.	6,611	$385
CenterPoint Energy, Inc.	5,796	106
CMS Energy Corp.	3,732	135
Consolidated Edison, Inc.	3,949	254
Dominion Resources, Inc.	8,019	543
DTE Energy Co.	2,417	194
Duke Energy Corp.	9,272	663
Edison International	4,389	260
Entergy Corp.	2,403	164
Eversource Energy	4,272	218
Exelon Corp.	12,387	344
FirstEnergy Corp.	5,698	181
NextEra Energy, Inc.	6,203	644
NiSource, Inc.	4,292	84
NRG Energy, Inc.	4,232	50
Pepco Holdings, Inc.	3,416	89
PG&E Corp.	6,606	351
Pinnacle West Capital Corp.	1,493	96
PPL Corp.	9,049	309
Public Service Enterprise Group, Inc.	6,815	264
SCANA Corp.	1,925	116
Sempra Energy	3,176	299
TECO Energy, Inc.	3,168	84
The Southern Co.	12,244	573
WEC Energy Group, Inc.	4,252	218
Xcel Energy, Inc.	6,836	245
		7,200
Total Common Stocks (Cost $74,310)		241,161
U.S. Treasury Obligations (0.4%)
U.S. Treasury Bills, 0.46%, 6/23/16 (d)	$1,000	998
Total U.S. Treasury Obligations (Cost $998)		998
Investment Companies (1.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	3,639,516	3,640
Total Investment Companies (Cost $3,640)		3,640
Total Investments (Cost $78,948) — 100.0%		245,799
Liabilities in excess of other assets — 0.0%		(97)
NET ASSETS — 100.00%		$245,702

(a)  Non-income producing security.

(b)  Affiliated company security (See Notes to Financial Statements).

(c)  All or a portion of this security has been designated as collateral for futures contracts.

(d)  Rate represents the effective yield at purchase.

(e)  Rate disclosed is the daily yield on December 31, 2015

ADR — American Depositary Receipt

See notes to financial statements.

Victory Portfolios S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	52	3/21/16	$5,292,040	$83,080
				$83,080

See notes to financial statements.

Victory Portfolios Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Consumer Discretionary (16.9%):
Advance Auto Parts, Inc.	451,400	$67,940
Carter's, Inc.	957,800	85,273
Cracker Barrel Old Country Store, Inc.	415,400	52,685
Discovery Communications, Inc., Class A (a)	999,000	26,653
Discovery Communications, Inc., Class C (a)	997,700	25,162
Dollar General Corp.	1,158,200	83,240
L Brands, Inc.	865,000	82,885
Liberty Broadband Corp., Class A (a)	472,861	24,423
Liberty Broadband Corp., Class C (a)	859,121	44,554
Liberty Media Corp., Series A (a)	706,346	27,724
Liberty Media Corp. (a)	1,384,992	52,741
Marriott International, Inc., Class A	1,112,700	74,596
Penske Automotive Group, Inc.	1,492,500	63,192
Ross Stores, Inc.	2,010,300	108,175
Thor Industries, Inc.	1,056,900	59,345
Toll Brothers, Inc. (a)	2,206,600	73,480
		952,068
Consumer Staples (6.8%):
Church & Dwight Co., Inc.	1,013,350	86,013
Hormel Foods Corp.	1,132,369	89,548
Monster Beverage Corp. (a)	664,400	98,969
The Hain Celestial Group, Inc. (a)	1,186,000	47,903
WhiteWave Foods Co., Class A (a)	1,506,200	58,606
		381,039
Energy (3.1%):
Concho Resources, Inc. (a)	664,200	61,678
Diamondback Energy, Inc. (a)	861,200	57,614
Gulfport Energy Corp. (a)	1,122,300	27,575
Oceaneering International, Inc.	705,600	26,474
		173,341
Financials (19.9%):
Affiliated Managers Group, Inc. (a)	584,100	93,316
Ally Financial, Inc. (a)	3,311,000	61,717
BofI Holding, Inc. (a)	2,707,600	56,995
Digital Realty Trust, Inc.	777,025	58,759
Essex Property Trust, Inc.	260,250	62,306
Invesco Ltd.	2,926,000	97,962
Kilroy Realty Corp.	971,700	61,489
Northern Trust Corp.	1,137,300	81,988
Radian Group, Inc.	6,194,300	82,942
Reinsurance Group of America, Inc.	1,023,400	87,552
Signature Bank (a)	666,475	102,217
SLM Corp. (a)	8,896,500	58,005
SunTrust Banks, Inc.	1,228,500	52,629
SVB Financial Group (a)	519,500	61,769
The Macerich Co.	1,269,900	102,469
		1,122,115

See notes to financial statements.

Victory Portfolios Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (9.5%):
BioMarin Pharmaceutical, Inc. (a)	1,036,725	$108,607
C.R. Bard, Inc.	430,800	81,611
Centene Corp. (a)	470,700	30,977
Cerner Corp. (a)	1,202,200	72,336
HealthSouth Corp.	2,106,800	73,337
PerkinElmer, Inc.	1,565,500	83,864
Perrigo Co. PLC	534,300	77,313
		528,045
Industrials (13.4%):
A.O. Smith Corp.	952,000	72,933
Acuity Brands, Inc.	387,600	90,620
Allison Transmission Holdings, Inc.	1,951,500	50,524
AMETEK, Inc.	1,272,900	68,215
Carlisle Cos., Inc.	670,000	59,422
Fortune Brands Home & Security, Inc.	1,509,200	83,760
Hubbell, Inc. (a)	523,700	52,915
Old Dominion Freight Line, Inc. (a)	958,900	56,642
Stericycle, Inc. (a)	564,075	68,027
Verisk Analytics, Inc., Class A (a)	1,086,100	83,499
WABCO Holdings, Inc. (a)	612,300	62,614
		749,171
Information Technology (17.3%):
Amphenol Corp., Class A	1,132,900	59,171
Avago Technologies Ltd.	846,000	122,797
Check Point Software Technologies Ltd. (a)	951,875	77,464
Cognizant Technology Solutions Corp., Class A (a)	1,726,120	103,602
Fidelity National Information Services, Inc.	1,111,900	67,381
IPG Photonics Corp. (a)	992,600	88,501
j2 Global, Inc.	309,550	25,482
Mentor Graphics Corp.	3,183,600	58,642
Microchip Technology, Inc.	1,476,600	68,721
ON Semiconductor Corp. (a)	6,822,600	66,861
PTC, Inc. (a)	1,579,200	54,688
Red Hat, Inc. (a)	1,179,700	97,691
Skyworks Solutions, Inc.	1,042,300	80,080
		971,081
Materials (5.3%):
Eagle Materials	585,000	35,352
LyondellBasell Industries NV, Class A	908,000	78,905
PolyOne Corp.	1,575,400	50,035
RPM International, Inc.	1,457,200	64,204
W.R. Grace & Co. (a)	702,900	70,002
		298,498
Telecommunication Services (1.6%):
SBA Communications Corp. (a)	855,300	89,866

See notes to financial statements.

Victory Portfolios Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (4.3%):
Black Hills Corp.	631,700	$29,330
ITC Holdings Corp.	2,413,400	94,726
NiSource, Inc.	2,812,700	54,876
Sempra Energy	636,300	59,818
		238,750
Total Common Stocks (Cost $3,957,993)		5,503,974
Exchange-Traded Funds (1.9%)
SPDR S&P MidCap 400 ETF	426,988	108,493
Total Exchange-Traded Funds (Cost $109,592)		108,493
Investment Companies (0.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	38,958,407	38,958
Total Investment Companies (Cost $38,958)		33,441
Total Investments (Cost $4,106,543) — 100.6%		5,651,425
Liabilities in excess of other assets — (0.6)%		(37,770)
NET ASSETS — 100.00%		$5,613,655

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on December 31, 2015.

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Munder Small Cap Growth Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Biotechnology (11.5%):
Acadia Pharmaceuticals, Inc. (a)	402	$14
Adamas Pharmaceuticals, Inc. (a)	697	20
Agenus, Inc. (a)	2,891	13
Anacor Pharmaceuticals, Inc. (a)	207	23
Arrowhead Research Corp. (a)	2,816	17
Bluebird Bio, Inc. (a)	211	14
Celldex Therapeutics, Inc. (a)	1,229	19
Cepheid (a)	385	14
Chimerix, Inc. (a)	659	6
Clovis Oncology, Inc. (a)	144	5
Curis, Inc. (a)	6,150	18
Dynavax Technologies Corp. (a)	1,097	27
Esperion Therapeutics, Inc. (a)	219	5
Exact Sciences Corp. (a)	492	5
Flexion Therapeutics, Inc. (a)	1,096	21
Idera Pharmaceuticals, Inc. (a)	6,396	20
Insys Therapeutics, Inc. (a)	757	22
Keryx Biopharmaceuticals, Inc. (a)	2,205	11
Medgenics, Inc. (a)	2,927	18
MiMedx Group, Inc. (a)	2,335	22
Neurocrine Biosciences, Inc. (a)	463	26
Novavax, Inc. (a)	3,450	29
Portola Pharmaceuticals, Inc. (a)	724	36
TG Therapeutics, Inc. (a)	1,353	16
Trevena, Inc. (a)	2,027	21
Uniqure NV (a)	1,060	18
Xencor, Inc. (a)	1,306	19
		479
Consumer Discretionary (17.6%):
Asbury Automotive Group, Inc. (a)	581	39
Brunswick Corp.	915	46
Burlington Stores, Inc. (a)	1,298	56
Choice Hotels International, Inc.	487	25
Culp, Inc.	1,869	48
Dave & Buster's Enterntainment, Inc. (a)	1,483	61
Drew Industries, Inc.	845	52
Gentherm, Inc. (a)	966	46
Jack in the Box, Inc.	536	41
Liberty Broadband Corp., Class A (a)	943	49
Lithia Motors, Inc.	489	52
Papa John's International, Inc.	774	43
Planet Fitness, Inc., Class A (a)	2,927	46
Pool Corp.	637	51
Tenneco, Inc. (a)	837	38
Texas Roadhouse, Inc.	1,365	49
		742

See notes to financial statements.

Victory Portfolios Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (2.9%):
Spectrum Brands Holdings, Inc.	562	$57
The Hain Celestial Group, Inc. (a)	831	34
United Natural Foods, Inc. (a)	717	28
		119
Energy (2.1%):
Carrizo Oil & Gas, Inc. (a)	700	21
Diamondback Energy, Inc. (a)	595	40
Matador Resources Co. (a)	1,378	27
		88
Financials (10.2%):
BofI Holding, Inc. (a)	1,438	30
Colliers International Group, Inc.	777	35
Employers Holdings, Inc.	1,895	52
Firstservice Corp.	1,102	44
Hersha Hospitality Trust	1,897	41
Peapack-Gladstone Financial Corp.	2,291	47
Radian Group, Inc.	2,699	36
Resource Capital Corp.	2,756	35
Silvercrest Asset Management Group, Inc.	3,123	37
SLM Corp. (a)	5,288	34
WisdomTree Investments, Inc.	2,456	39
		430
Health Care Equipment & Supplies (6.5%):
Atricure, Inc. (a)	2,505	57
GenMark Diagnostics, Inc. (a)	4,944	38
Greatbatch, Inc. (a)	930	49
ICU Medical, Inc. (a)	243	27
LivaNova PLC (a)	787	47
Merit Medical Systems, Inc. (a)	3,000	56
		274
Health Care Providers & Services (4.7%):
AMN Healthcare Services, Inc. (a)	1,232	38
HealthSouth Corp.	1,051	37
RadNet, Inc. (a)	5,544	34
Team Health Holdings, Inc. (a)	796	35
US Physical Therapy, Inc.	1,022	55
		199
Health Care Technology (0.8%):
Vocera Communications, Inc. (a)	2,855	35
Industrials (11.5%):
Apogee Enterprises, Inc.	943	41
Astronics Corp. (a)	1,216	50
Caesarstone Sdot Yam Ltd. (a)	833	36
Continental Building Products, Inc. (a)	2,260	39
Lydall, Inc. (a)	1,450	52
Marten Transport Ltd.	2,176	39

See notes to financial statements.

Victory Portfolios Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
On Assignment, Inc. (a)	1,299	$58
RBC Bearings, Inc. (a)	653	42
Trex Co., Inc. (a)	992	38
TrueBlue, Inc. (a)	1,672	43
Watsco, Inc.	404	47
		485
Information Technology (23.4%):
CalAmp Corp. (a)	2,439	48
EPAM Systems, Inc. (a)	735	58
ePlus, Inc. (a)	585	54
Euronet Worldwide, Inc. (a)	898	64
Globant SA (a)	1,041	39
Immersion Corp. (a)	2,822	33
Imperva, Inc. (a)	721	46
j2 Global, Inc.	690	57
Monotype Imaging Holdings, Inc.	1,492	35
Napco Security Systems, Inc. (a)	7,601	45
ON Semiconductor Corp. (a)	4,364	43
PDF Solutions, Inc. (a)	2,603	28
Perficient, Inc. (a)	2,379	41
PTC, Inc. (a)	1,349	47
QAD, Inc.	1,982	41
SciQuest, Inc. (a)	3,106	40
Silicom Ltd.	1,340	41
SS&C Technologies Holdings, Inc.	674	46
Synchronoss Technologies, Inc. (a)	1,010	36
Syntel, Inc. (a)	1,081	49
Textura Corp. (a)	1,762	38
Zix Corp. (a)	11,339	57
		986
Materials (2.4%):
PolyOne Corp.	1,519	48
Trecora Resources (a)	4,241	53
		101
Pharmaceuticals (4.0%):
Amphastar Pharmaceuticals, Inc. (a)	1,249	18
Cempra, Inc. (a)	696	22
Corium International, Inc. (a)	3,108	25
Foamix Pharmaceuticals Ltd. (a)	1,558	13
Nektar Therapeutics (a)	2,318	39
Pacira Pharmaceuticals, Inc. (a)	466	36
Relypsa, Inc. (a)	367	10
Tetraphase Pharmaceuticals, Inc. (a)	569	6
		169
Utilities (1.2%):
Connecticut WTR Service, Inc.	1,365	52
Total Common Stocks (Cost $4,504)		4,159

See notes to financial statements.

Victory Portfolios Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (0.5%)
iShares Russell 2000 Growth ETF	161	$22
Total Exchange-Traded Funds (Cost $22)		22
Investment Companies (0.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	7,470	7
Total Investment Companies (Cost $7)		7
Total Investments (Cost $4,533) — 99.5%		4,188
Other assets in excess of liabilities — 0.5%		20
NET ASSETS — 100.00%		$4,208

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on December 31, 2015

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.4%)
Bermuda (0.6%):
Consumer Discretionary (0.6%):
GOME Electrical Appliances Holding Ltd.	128,000	$21
Brazil (4.6%):
Consumer Discretionary (1.1%):
Gafisa SA (b)	36,200	22
Smiles SA	1,900	17
		39
Consumer Staples (0.9%):
Sao Martinho SA	3,000	35
Energy (0.7%):
Qgep Paticipacoes SA	16,400	24
Financials (0.9%):
Sul America SA	7,500	35
Health Care (0.5%):
Fleury SA	4,200	17
Utilities (0.5%):
EDP — Energias do Brasil SA	6,400	19
		169
China (18.1%):
Consumer Discretionary (4.3%):
China Lodging Group Ltd., ADR (b)	677	21
Huangshan Tourism Development Co. Ltd., Class B	15,700	32
Intime Retail Group Co. Ltd.	40,500	40
Peak Sport Products Co. Ltd.	98,000	27
Xtep International Holdings Ltd.	72,500	38
		158
Consumer Staples (0.9%):
Anhui Gujing Distillery Co. Ltd., Class B	9,600	34
Financials (2.2%):
Central China Securities Co. Ltd., Class H	55,000	30
KWG Property Holding Ltd.	66,500	49
		79
Health Care (1.4%):
3SBio, Inc. (b)	14,500	20
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,000	17
Sihuan Pharmaceutical Holdings Group Ltd. (c)	37,000	13
		50
Industrials (3.5%):
China Lesso Group Holdings Ltd.	94,000	65
Shenzhen Expressway Co. Ltd., Class H	32,000	28
Sinotrans Ltd.	67,000	36
		129
See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (3.5%):
Autohome, Inc., ADR (b)	604	$21
JinkoSolar Holding Co., ADR (b)	880	24
Semiconductor Manufacturing International Corp. (b)	201,000	21
Sohu.com, Inc. (b)	440	25
Xinyi Solar Holdings Ltd.	94,000	38
		129
Materials (0.8%):
Huaxin Cement Co. Ltd., Class B	38,620	31
Utilities (1.5%):
China Power International Development Ltd.	98,000	56
		666
Egypt (0.9%):
Financials (0.9%):
Palm Hills Developments SAE (b)	109,797	35
Greece (0.7%):
Industrials (0.7%):
Aegean Airlines	3,384	25
Hong Kong (5.7%):
Consumer Discretionary (0.9%):
Skyworth Digital Holdings Ltd.	51,285	33
Energy (0.5%):
NewOcean Energy Holdings Ltd.	52,000	20
Financials (1.9%):
Shenzhen Investment Ltd.	152,000	71
Industrials (0.9%):
China High Speed Transmission Equipment Group Co. Ltd. (b)	40,000	32
Information Technology (1.0%):
Ju Teng International Holdings Ltd.	36,000	17
Wasion Group Holdings Ltd.	18,000	19
		36
Telecommunication Services (0.5%):
Citic Telecom International Holdings Ltd.	48,000	18
		210
Hungary (0.7%):
Telecommunication Services (0.7%):
Magyar Telekom Telecommunications PLC (b)	18,168	25
India (10.3%):
Consumer Discretionary (1.6%):
Dish TV India Ltd. (b)	13,394	20
Welspun India Ltd.	2,683	37
		57

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (0.8%):
Radico Khaitan Ltd.	16,520	$30
Energy (0.8%):
Mangalore Refinery and Petrochemicals Ltd. (b)	29,111	30
Financials (2.5%):
Housing Development & Infrastructure Ltd. (b)	23,394	27
Muthoot Finance Ltd.	6,831	19
Reliance Capital Ltd.	3,066	20
Syndicate Bank	19,943	26
		92
Health Care (1.2%):
Jubilant Life Sciences Ltd.	7,318	45
Industrials (1.1%):
KEC International Ltd.	16,722	39
Information Technology (0.6%):
Mindtree Ltd.	959	21
Materials (1.0%):
Century Plyboards India Ltd.	14,095	36
Utilities (0.7%):
JSW Energy Ltd.	20,671	27
		377
Indonesia (1.3%):
Energy (0.4%):
Tambang Batubara Bukit Asam Tbk PT	50,900	17
Financials (0.9%):
PT Ciputra Development TBK	308,855	32
		49
Jersey (1.4%):
Information Technology (1.4%):
WNS (Holdings) Ltd., ADR (b)	1,625	51
Korea, Republic Of (16.8%):
Consumer Discretionary (4.0%):
Handsome Co. Ltd.	831	29
Lotte Himart Co. Ltd.	425	21
S&T Motiv Co. Ltd.	1,062	78
SL Corp.	1,455	21
		149
Consumer Staples (1.2%):
Nongshim Co. Ltd.	114	43
Financials (1.4%):
KIWOOM Securities Co. Ltd.	588	31
Korean Reinsurance Co.	1,778	21
		52

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (3.5%):
Dong-A ST Co. Ltd.	262	$32
Osstem Implant Co. Ltd. (b)	328	23
Value Added Technology Co. Ltd.	1,369	46
Yuhan Corp.	123	28
		129
Industrials (0.7%):
AJ Networks Co. Ltd. (b)	614	25
Information Technology (2.6%):
Seoul Semiconductor Co. Ltd. (b)	1,427	19
Silicon Works Co. Ltd.	867	28
Webzen, Inc. (b)	823	16
WiSol Co. Ltd.	2,416	32
		95
Materials (3.4%):
Seah Besteel Corp.	1,790	42
SKC Co. Ltd.	1,266	36
Soulbrain Co. Ltd.	1,382	47
		125
		618
Malaysia (2.5%):
Health Care (0.9%):
Supermax Corp.Berhad	44,400	33
Information Technology (0.9%):
Inari Amertron Berhad	32,600	35
Telecommunication Services (0.7%):
TIME dotCom Berhad	14,900	26
		94
Mexico (5.4%):
Consumer Discretionary (0.5%):
Consorcio ARA SAB de CV	49,100	17
Consumer Staples (0.9%):
Gruma SAB de CV, Class B	2,520	35
Financials (2.4%):
Gentera SAB de CV	10,700	21
Macquarie Mexico Real Estate Management SA de CV	38,600	49
Prologis Property Mexico SA de CV	12,000	18
		88
Industrials (0.5%):
OHL Mexico SAB de CV (b)	18,000	19
Materials (1.1%):
Alpek Sab de CV	28,600	40
		199

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Philippines (2.7%):
Consumer Discretionary (0.9%):
ABS-CBN Holdings Corp.	23,010	$31
Financials (1.2%):
Filinvest Land, Inc.	1,144,000	44
Industrials (0.6%):
Cebu Air, Inc.	13,180	23
		98
Poland (0.6%):
Financials (0.6%):
Getin Noble Bank SA (b)	142,595	22
Russian Federation (3.0%):
Consumer Staples (1.3%):
Ros Agro PLC, Registered Shares, GDR (b)	2,130	30
X5 Retail Group NV, GDR, Registered Shares (b)	848	16
		46
Financials (1.1%):
Moscow Exchange MICEX	33,571	42
Materials (0.6%):
ALROSA AO	28,938	22
		110
South Africa (4.2%):
Consumer Discretionary (1.0%):
Super Group Ltd. (b)	14,467	36
Financials (0.5%):
Emira Property Fund Ltd.	16,163	17
Industrials (0.5%):
Raubex Group Ltd.	16,762	18
Materials (1.7%):
Mpact Ltd.	12,469	37
Sappi Ltd. (b)	6,356	27
		64
Telecommunication Services (0.5%):
Telkom SA SOC Ltd.	4,400	18
		153
Taiwan (2.8%):
Consumer Discretionary (0.9%):
Taiwan Paiho Ltd.	15,000	33
Information Technology (1.9%):
Flexium Interconnect, Inc.	9,373	22
Silicon Motion Technology Corp., ADR	1,514	48
		70
		103

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Taiwan, Province of China (7.5%):
Consumer Discretionary (1.0%):
Tung Thih Electronic Co. Ltd.	4,000	$39
Health Care (0.8%):
SCI Pharmtech, Inc.	10,000	28
Industrials (2.7%):
Shin Zu Shing Co. Ltd.	11,000	42
Sporton International, Inc.	4,154	25
Voltronic Power Technology Corp.	2,100	31
		98
Information Technology (0.7%):
Compeq Manufacturing Co. Ltd.	38,000	26
Powertech Technology, Inc.	15,000	30
Primax Electronics Ltd.	23,000	29
Sitronix Technology Corp.	9,000	25
		110
		275
Thailand (4.7%):
Consumer Staples (0.8%):
Thai Vegetable Oil Public Co. Ltd.	47,100	29
Financials (2.1%):
AP Thailand Public Co. Ltd.	117,000	17
Supalai Public Co. Ltd.	48,000	24
Thanachart Capital Public Co. Ltd.	35,100	36
		77
Industrials (0.8%):
Bangkok Expressway Public Co. Ltd.	23,000	29
Information Technology (1.0%):
KCE Electronics Public Co. Ltd	18,900	37
		172
Turkey (1.9%):
Industrials (1.1%):
Tekfen Holding AS	14,737	21
Trakya Cam Sanayii AS	30,945	19
		40
Materials (0.8%):
Akcansa Cimento AS	6,427	29
		69
United Arab Emirates (1.0%):
Consumer Staples (1.0%):
Agthia Group PJSC	17,439	37
Total Common Stocks (Cost $3,597)		3,578

See notes to financial statements.

Victory Portfolios Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Preferred Stocks (0.9%)
Russian Federation (0.9%):
Energy (0.9%):
Ak Transneft OAO	12	$32
Total Preferred Stocks (Cost $26)		32
Exchange-Traded Funds (2.1%)
United States (2.1%):
iShares MSCI China Small-Cap ETF	1,213	54
iShares MSCI Emerging Markets Small-Cap ETF	538	22
		76
Total Exchange-Traded Funds (Cost $75)		76
Cash Equivalents (0.3%)
United States (0.0%):
Citibank Money Market Deposit Account, 0.02% (e)	$10	10
Total Cash Equivalents (Cost $10)		10
Total Investments (Cost $3,708) — 100.7%		3,696
Liabilities in excess of other assets — (0.7)%		(26)
NET ASSETS — 100.00%		$3,670

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2015.

(b)  Non-income producing security.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2015, illiquid securities were 0.35% of the Fund's net assets.

(d)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

OAO — Russian Open Joint Stock Corporations

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.7%)
Australia (4.3%):
Consumer Staples (0.4%):
Treasury Wine Estates Ltd.	12,906	$78
Energy (0.3%):
Beach Energy Ltd.	178,118	63
Financials (2.3%):
Bank of Queensland Ltd.	7,384	74
Dexus Property Group	19,704	107
Macquarie Group Ltd.	3,681	220
Westpac Banking Corp.	3,753	91
		492
Health Care (0.3%):
Estia Health Ltd.	14,069	74
Industrials (0.3%):
Qantas Airways Ltd.	25,530	76
Materials (0.7%):
Rio Tinto Ltd.	4,606	149
		932
Austria (0.6%):
Financials (0.4%):
Erste Group Bank AG (b)	2,949	92
Materials (0.2%):
Voestalpine AG	1,635	50
		142
Belgium (1.0%):
Consumer Staples (0.7%):
Delhaize Group SA	1,623	158
Financials (0.3%):
KBC Groep NV	1,100	69
		227
Brazil (0.6%):
Consumer Discretionary (0.3%):
Smiles SA	7,500	66
Financials (0.3%):
Sul America SA	12,800	60
		126
Canada (5.4%):
Consumer Discretionary (0.3%):
Magna International, Inc.	1,693	69

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc., Class B	2,842	$125
Energy (1.5%):
Canadian Natural Resources Ltd.	3,656	80
Parex Resources, Inc. (b)	17,227	126
Raging River Exploration, Inc. (b)	11,329	69
Whitecap Resources, Inc.	7,983	52
		327
Financials (2.4%):
Canadian Apartment Properties REIT	3,587	70
Canadian Imperial Bank of Commerce	2,581	170
Royal Bank of Canada	3,329	178
Sun Life Financial, Inc.	3,467	108
		526
Industrials (0.3%):
Air Canada (b)	10,240	76
Materials (0.3%):
OceanaGold Corp.	28,752	55
		1,178
China (4.1%):
Consumer Discretionary (0.4%):
Chongqing Changan Automobile Co. Ltd.	41,226	91
Financials (1.7%):
Bank of China Ltd.	306,275	136
Industrial & Commercial Bank of China Ltd.	259,250	155
New China Life Insurance Co. Ltd., Class H	17,500	73
		364
Industrials (0.6%):
China Railway Construction Corp. Ltd.	97,075	119
Information Technology (1.2%):
Alibaba Group Holding Ltd., ADR (b)	861	70
Semiconductor Manufacturing International Corp. (b)	1,067,000	109
Tencent Holdings Ltd.	3,800	74
		253
Utilities (0.2%):
Datang International Power Generation Co. Ltd.	174,000	53
		880
Denmark (2.5%):
Consumer Discretionary (1.4%):
Pandora A/S	2,403	303
Financials (0.4%):
Danske Bank A/S	3,388	91
Health Care (0.4%):
Novo Nordisk A/S, Class B	1,400	81

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.3%):
Vestas Wind Systems A/S	1,045	$73
		548
Finland (0.9%):
Financials (0.5%):
Sampo Oyj, Class A	2,007	102
Telecommunication Services (0.4%):
Elisa Oyj	2,527	95
		197
France (7.4%):
Consumer Discretionary (0.7%):
Renault SA	850	85
Valeo SA	489	75
		160
Consumer Staples (0.6%):
Carrefour SA	2,180	63
Pernod Ricard SA	655	75
		138
Energy (0.8%):
Total SA	2,778	124
Total SA, ADR	886	40
		164
Financials (1.0%):
Credit Agricole SA	5,185	61
Societe Generale SA	3,185	147
		208
Industrials (2.2%):
Airbus Group SE	1,648	111
Teleperformance	2,710	228
Thales SA	938	70
Vinci SA	1,020	66
		475
Information Technology (0.9%):
Cap Gemini SA	1,226	114
Ingenico Group	654	82
		196
Telecommunication Services (0.6%):
Orange SA	7,556	126
Utilities (0.6%):
Veolia Environnement SA	5,424	129
		1,596

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Germany (6.7%):
Consumer Discretionary (1.0%):
Daimler AG, Registered Shares	2,522	$211
Consumer Staples (0.3%):
Henkel AG & Co. KGAA	720	69
Financials (0.9%):
Hannover Rueck SE	1,689	193
Health Care (1.3%):
Bayer AG	1,001	125
Fresenius SE & Co. KGaA	2,316	165
		290
Industrials (0.4%):
Siemens AG	854	82
Information Technology (1.2%):
Infineon Technologies AG	7,425	108
SAP SE	853	68
United Internet AG	1,606	88
		264
Materials (0.6%):
Evonik Industries AG	3,621	120
Telecommunication Services (1.0%):
Deutsche Telekom AG, Registered Shares	8,253	148
Freenet AG	2,327	79
		227
		1,456
Hong Kong (3.1%):
Energy (0.3%):
CNOOC Ltd.	57,000	59
Financials (1.1%):
BOC Hong Kong Holdings Ltd.	22,500	68
Cheung Kong Property Holdings Ltd.	12,895	83
China Overseas Land & Investment Ltd.	26,000	91
		242
Industrials (0.8%):
CK Hutchison Holdings Ltd.	12,395	167
Telecommunication Services (0.4%):
China Mobile Ltd.	9,000	101
Utilities (0.5%):
Cheung Kong Infrastructure Holdings Ltd.	10,875	101
		670
India (1.3%):
Energy (0.6%):
Reliance Industries Ltd.	8,847	135

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.3%):
Cadila Healthcare Ltd.	14,619	$72
Information Technology (0.4%):
Infosys Ltd.	4,480	75
		282
Ireland (1.3%):
Health Care (0.5%):
ICON PLC (b)	1,438	112
Materials (0.8%):
CRH PLC	2,698	78
Smurfit Kappa Group PLC	3,740	95
		173
		285
Israel (1.3%):
Health Care (1.0%):
Teva Pharmaceutical Industries Ltd.	3,184	208
Information Technology (0.3%):
Mellanox Technologies Ltd. (b)	1,518	64
		272
Italy (1.1%):
Energy (0.3%):
Eni SpA	4,330	64
Utilities (0.8%):
Enel SpA	25,035	105
Snam SpA	13,115	69
		174
		238
Japan (17.5%):
Consumer Discretionary (3.7%):
Bridgestone Corp.	6,000	206
Fuji Heavy Industries Ltd.	3,800	157
Panasonic Corp.	6,200	63
Sekisui House Ltd.	5,800	97
Toyota Motor Corp.	4,325	266
		789
Consumer Staples (1.7%):
Japan Tobacco, Inc.	5,400	198
MEIJI Holdings Co. Ltd.	1,200	99
Seven & i Holdings Co. Ltd.	1,500	69
		366
Financials (4.0%):
Chiba Bank Ltd.	11,700	83
Daiwa House Industry Co. Ltd.	7,400	213

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Mizuho Financial Group, Inc.	40,100	$80
ORIX Corp.	12,000	169
Sumitomo Mitsui Financial Group, Inc.	5,225	197
Tokio Marine Holdings, Inc.	3,400	131
		873
Health Care (1.5%):
Astellas Pharma, Inc.	4,600	66
Hoya Corp.	1,600	65
ONO Pharmaceutical Co. Ltd.	400	71
Shionogi & Co. Ltd.	2,900	131
		333
Industrials (2.6%):
Central Japan Railway Co.	1,000	178
Mitsubishi Electric Corp.	13,000	136
Mitsubishi Heavy Industries Ltd.	24,000	105
OBAYASHI Corp.	8,000	74
TAISEI Corp.	10,000	66
		559
Information Technology (1.9%):
FUJIFILM Holdings Corp.	1,800	75
Keyence Corp.	200	110
Murata Manufacturing Co. Ltd.	1,000	144
Nomura Research Institute Ltd.	1,820	70
		399
Materials (0.9%):
Nippon Steel & Sumitomo Metal	3,800	75
Ube Industries Ltd.	58,000	123
		198
Telecommunication Services (1.2%):
KDDI Corp.	4,100	107
Nippon Telegraph & Telephone Corp.	3,800	151
		258
		3,775
Korea, Republic of (2.9%):
Consumer Discretionary (0.4%):
Kangwon Land, Inc.	2,492	81
Consumer Staples (0.8%):
Amorepacific Corp.	232	82
BGF Retail Co. Ltd.	555	80
		162
Financials (0.4%):
Industrial Bank of Korea	7,775	81
Information Technology (0.6%):
Samsung Electro-Mechanics Co. Ltd.	2,632	140

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.7%):
LG Chem Ltd.	572	$158
		622
Luxembourg (0.3%):
Consumer Discretionary (0.3%):
RTL Group SA	759	63
Malaysia (0.5%):
Health Care (0.5%):
Top Glove Corp.	31,300	99
Mexico (1.2%):
Consumer Staples (0.7%):
Gruma SAB de CV, Class B	11,010	154
Financials (0.3%):
Macquarie Mexico Real Estate Management SA de CV	48,800	62
Industrials (0.2%):
OHL Mexico SAB de CV (b)	39,000	41
		257
Netherlands (3.0%):
Consumer Discretionary (0.4%):
Wolters Kluwer NV	2,517	85
Consumer Staples (1.0%):
Heineken NV	2,443	208
Energy (0.5%):
Royal Dutch Shell PLC, Class B	5,197	118
Financials (0.5%):
ING Groep NV	7,224	98
Industrials (0.6%):
AerCap Holdings NV (b)	3,033	131
		640
Norway (1.1%):
Financials (0.5%):
DNB ASA	8,014	99
Materials (0.6%):
Yara International ASA	3,274	141
		240
Philippines (0.3%):
Telecommunication Services (0.3%):
Globe Telecom, Inc.	1,875	74
Poland (0.5%):
Consumer Discretionary (0.3%):
Cyfrowy Polsat SA (b)	10,931	58

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.2%):
Enea SA	18,193	$52
		110
Portugal (0.8%):
Energy (0.5%):
Galp Energia, SGPS, SA	8,662	101
Utilities (0.3%):
EDP — Energias de Portugal SA	19,867	72
		173
Republic of Korea (South) (0.4%):
Information Technology (0.4%):
Samsung Electronics Co. Ltd.	89	95
Russian Federation (0.7%):
Energy (0.2%):
LUKOIL PJSC, ADR	1,246	40
Financials (0.5%):
Moscow Exchange MICEX	83,630	105
		145
Singapore (0.6%):
Financials (0.6%):
DBS Group Holdings Ltd.	11,400	134
South Africa (1.2%):
Energy (0.3%):
Sasol Ltd.	2,307	62
Financials (0.3%):
Santam Ltd.	4,792	59
Materials (0.3%):
Sappi Ltd. (b)	16,453	69
Telecommunication Services (0.3%):
Telkom SA SOC Ltd.	19,154	80
		270
Spain (1.2%):
Financials (0.7%):
Bankinter SA	10,810	77
Inmobiliaria Colonial SA (b)	109,432	76
		153
Utilities (0.5%):
Iberdrola SA	14,003	99
		252
Sweden (2.0%):
Consumer Staples (1.1%):
Svenska Cellulosa AB SCA, B Shares	8,028	233

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	9,089	$95
Materials (0.5%):
Boliden AB	5,731	96
		424
Switzerland (6.3%):
Consumer Staples (0.4%):
Nestle SA, Registered Shares	1,276	95
Financials (1.9%):
Swiss Life Holding AG	670	181
Swiss Re AG	828	81
UBS Group AG, Registered Shares	7,282	141
		403
Health Care (3.7%):
Actelion Ltd.	950	132
Lonza Group AG, Registered Shares	828	135
Novartis AG	2,214	190
Roche Holding AG	1,228	340
		797
Industrials (0.3%):
Georg Fischer AG	105	71
		1,366
Taiwan, Province of China (2.4%):
Consumer Staples (0.3%):
Uni-President Enterprises Corp.	44,000	73
Financials (0.8%):
CTBC Financial Holding Co. Ltd.	121,002	62
Taishin Financial Holding Co. Ltd.	310,873	108
		170
Information Technology (1.0%):
Hon Hai Precision Industry Co. Ltd.	38,100	93
Powertech Technology, Inc.	58,000	115
		208
Telecommunication Services (0.3%):
Chunghwa Telecom Co. Ltd.	21,000	63
		514
Thailand (0.6%):
Financials (0.3%):
TMB Bank Public Co. Ltd.	904,000	60
Materials (0.3%):
The Siam Cement Public Co. Ltd. — NVDR	5,100	65
		125

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Turkey (0.3%):
Industrials (0.3%):
Turk Hava Yollari Anonium Ortakligi (b)	22,426	$57
United Kingdom (14.3%):
Consumer Discretionary (2.5%):
Barratt Developments PLC	26,513	244
Dixons Carphone PLC	10,991	81
ITV PLC	55,007	224
		549
Consumer Staples (2.8%):
Britvic PLC	6,657	71
Greggs PLC	8,727	169
Imperial Tobacco Group PLC	3,204	169
Unilever PLC	4,423	190
		599
Energy (0.8%):
BP PLC	34,228	178
Financials (3.3%):
Barclays PLC	19,055	61
Close Brothers Group PLC	3,427	68
HSBC Holdings PLC	2,003	16
HSBC Holdings PLC, ADR	1,142	45
Lloyds Banking Group PLC	172,950	186
Man Group PLC	38,663	100
Prudential PLC	7,158	161
The Paragon Group of Cos. PLC	13,481	70
		707
Health Care (0.8%):
AstraZeneca PLC	2,419	163
Industrials (1.6%):
Ashtead Group PLC	11,966	197
easyJet PLC	5,953	152
		349
Information Technology (0.3%):
Moneysupermarket.com Group PLC	12,927	70
Materials (1.0%):
Mondi PLC	6,152	121
RPC Group PLC	7,039	86
		207
Telecommunication Services (0.8%):
BT Group PLC	24,469	170

See notes to financial statements.

Victory Portfolios Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.4%):
National Grid PLC	6,806	$94
		3,086
Total Common Stocks (Cost $20,320)		21,550
Preferred Stocks (0.4%)
Spain (0.4%):
Health Care (0.4%):
Grifols SA, Class B	2,591	84
Total Preferred Stocks (Cost $91)		84
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI Emerging Markets ETF	1,080	35
Total Exchange-Traded Funds (Cost $39)		35
Total Investments (Cost $20,450) — 100.2%		21,669
Liabilities in excess of other assets — (0.2)%		(50)
NET ASSETS — 100.00%		$21,619

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2015.

(b)  Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depository Receipt

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.4%)
Australia (4.8%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd.	403,341	$2,977
The Star Entertainment Group Ltd.	1,142,603	4,192
		7,169
Consumer Staples (0.9%):
Select Harvests Ltd.	472,977	2,912
Treasury Wine Estates Ltd.	516,786	3,102
		6,014
Energy (0.5%):
Drillsearch Energy Ltd. (b)	7,077,598	3,141
Financials (0.7%):
Bank of Queensland Ltd.	247,182	2,493
Charter Hall Group	719,209	2,362
		4,855
Industrials (0.6%):
Mineral Resources Ltd.	587,116	1,697
SAI Global Ltd.	818,792	2,483
		4,180
Materials (1.0%):
CSR Ltd.	983,858	2,053
DuluxGroup Ltd.	557,761	2,683
OZ Minerals Ltd.	649,869	1,899
		6,635
		31,994
Austria (0.4%):
Industrials (0.4%):
Porr AG	78,237	2,362
Belgium (1.6%):
Financials (0.7%):
Cofinimmo	21,080	2,251
Warehouses De Pauw SCA	29,438	2,598
		4,849
Information Technology (0.4%):
Melexis NV	49,098	2,674
Telecommunication Services (0.5%):
Mobistar SA (b)	137,587	3,336
		10,859
Bermuda (0.3%):
Consumer Discretionary (0.3%):
Texwinca Holdings Ltd.	2,162,000	2,255

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Canada (5.5%):
Consumer Discretionary (0.8%):
Amaya, Inc. (b)	80,816	$1,018
Cogeco Cable, Inc.	53,450	2,386
Entertainment One Ltd.	779,616	1,920
		5,324
Energy (1.2%):
Birchcliff Energy Ltd. (b)	386,697	1,129
Parex Resources, Inc. (b)	469,984	3,452
Raging River Exploration, Inc. (b)	548,586	3,319
		7,900
Financials (1.0%):
Canadian Apartment Properties REIT	98,275	1,907
Element Financial Corp.	186,113	2,246
Laurentian Bank of Canada	70,004	2,444
		6,597
Industrials (0.9%):
Air Canada (b)	459,891	3,394
Ritchie Bros. Auctioneers	111,533	2,688
		6,082
Materials (1.3%):
OceanaGold Corp.	1,669,941	3,187
SEMAFO, Inc. (b)	810,841	2,057
Stella-Jones, Inc.	103,841	3,941
		9,185
Utilities (0.3%):
Algonquin Power & Utilities Corp.	253,781	2,001
		37,089
China (0.1%):
Utilities (0.1%):
Sound Global Ltd. (b) (c)	2,114,000	859
Denmark (0.4%):
Consumer Discretionary (0.4%):
Pandora A/S	18,719	2,361
Finland (0.9%):
Financials (0.3%):
Sponda OYJ	511,877	2,174
Industrials (0.6%):
Cramo Oyj	201,575	4,160
		6,334

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
France (8.0%):
Consumer Discretionary (1.3%):
Havas SA	283,571	$2,386
Technicolor SA	328,260	2,664
Valeo SA	23,707	3,654
		8,704
Financials (1.7%):
Fonciere des Regions	37,447	3,349
Mercialys SA	103,315	2,090
Nexity SA	71,225	3,155
SCOR SE	72,169	2,700
		11,294
Health Care (1.0%):
Ipsen SA	58,568	3,880
Korian-Medica	78,929	2,887
		6,767
Industrials (1.1%):
Teleperformance	92,018	7,737
Information Technology (1.8%):
Alten Ltd.	50,395	2,916
Atos SE	50,914	4,274
Ingenico Group	37,381	4,717
		11,907
Materials (0.6%):
Arkema SA	34,074	2,385
Imerys SA	26,609	1,858
		4,243
Utilities (0.5%):
Veolia Environnement SA	143,888	3,413
		54,065
Germany (6.8%):
Consumer Discretionary (1.6%):
Stroeer Media SE	139,746	8,773
TUI AG	125,100	2,233
		11,006
Financials (0.7%):
Aareal Bank AG	63,190	1,990
TAG Immobilien AG	205,114	2,555
		4,545
Health Care (0.4%):
Sartorius AG	9,952	2,596
Industrials (2.2%):
Duerr AG	78,147	6,201
Krones AG	18,842	2,243

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Nordex SE (b)	67,485	$2,370
VTG AG	118,115	3,627
		14,441
Information Technology (1.0%):
United Internet AG	69,758	3,835
Wirecard AG	60,084	3,003
		6,838
Materials (0.3%):
Aurubis AG	45,898	2,324
Telecommunication Services (0.6%):
Freenet AG	113,165	3,818
		45,568
Hong Kong (3.2%):
Consumer Discretionary (0.7%):
Man Wah Holdings Ltd.	4,077,200	4,780
Financials (0.7%):
Dah Sing Financial Holdings Ltd.	506,400	2,520
Value Partners Group Ltd.	1,673,000	1,945
		4,465
Industrials (0.4%):
Shun Tak Holdings Ltd.	7,120,311	2,673
Information Technology (1.0%):
PAX Global Technology Ltd.	3,258,000	3,343
Tongda Group Holdings Ltd.	19,120,000	3,356
		6,699
Telecommunication Services (0.4%):
Smartone Telecommunications Holdings Ltd.	1,811,000	2,741
		21,358
Ireland (1.1%):
Health Care (0.8%):
UDG Healthcare PLC	631,028	5,563
Information Technology (0.3%):
Fleetmatics Group PLC (b)	39,057	1,984
		7,547
Isle of Man (0.3%):
Information Technology (0.3%):
Playtech Ltd.	166,009	2,032
Italy (3.8%):
Consumer Discretionary (1.1%):
Brembo SpA	153,578	7,419

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.9%):
Anima Holding SpA	417,904	$3,609
Credito Emiliano SpA	335,148	2,476
		6,085
Health Care (1.3%):
Amplifon SpA	546,319	4,732
Recordati SpA	161,709	4,218
		8,950
Utilities (0.5%):
A2A S.p.A.	2,244,576	3,039
		25,493
Japan (20.0%):
Consumer Discretionary (3.6%):
Calsonic Kansei Corp.	313,000	2,760
Doutor Nichires Holdings Co. Ltd.	233,700	3,615
Haseko Corp.	545,800	6,035
K's Holding Corp.	72,200	2,459
Sumitomo Forestry Co. Ltd.	279,400	3,770
TS Tech Co. Ltd.	90,897	2,351
United Arrows Ltd.	69,500	2,997
		23,987
Consumer Staples (2.0%):
ARIAKE JAPAN Co. Ltd.	115,400	6,385
Matsumotokiyoshi Holdings Co. Ltd.	68,300	3,486
Yaoko Co. Ltd.	80,600	3,382
		13,253
Financials (3.8%):
Ichigo, Inc.	1,257,100	3,914
Kyushu Financial Group, Inc. (b)	331,310	2,335
LEOPALACE21 Corp. (b)	412,600	2,233
Nippon Accommodations Fund, Inc.	550	1,917
Sun Frontier Fudousan Co. Ltd.	494,100	3,626
Takara Leben Co. Ltd.	932,100	5,173
The San-In Godo Bank Ltd.	377,900	3,074
The Shiga Bank Ltd.	660,000	3,299
		25,571
Health Care (1.1%):
Sawai Pharmaceutical Co. Ltd.	59,200	4,053
Toho Holdings Co. Ltd.	145,100	3,528
		7,581
Industrials (5.5%):
Central Glass Co. Ltd.	438,000	2,009
CKD Corp.	278,500	2,768
Daihen Corp.	992,000	4,672
Fujikura Ltd.	926,000	5,002

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Makino Milling Machine Co. Ltd.	548,000	$4,124
Sankyu, Inc.	680,000	3,470
Sanwa Holdings Corp.	636,900	5,038
Seino Holdings Co. Ltd.	423,200	4,404
TODA Corp.	410,000	2,186
Tsubakimoto Chain Co.	424,000	3,265
		36,938
Information Technology (2.4%):
Hitachi Kokusai Electric, Inc.	196,000	2,665
Japan Aviation Electronics Industries Ltd.	225,000	3,228
NS Solutions Corp.	239,000	5,447
Taiyo Yuden Co. Ltd.	155,900	2,156
Tokyo Seimitsu Co. Ltd.	130,600	2,896
		16,392
Materials (1.6%):
Denka Co. Ltd.	1,096,000	4,857
Sumitomo Osaka Cement Co. Ltd.	1,013,000	3,715
Tokyo Ohka Kogyo Co. Ltd.	71,700	2,279
		10,851
		134,573
Jersey (0.5%):
Financials (0.5%):
Beazley PLC	597,420	3,430
Korea, Republic Of (4.2%):
Consumer Discretionary (1.4%):
Handsome Co. Ltd.	64,302	2,213
Lotte Himart Co. Ltd.	34,782	1,737
S&T Motiv Co. Ltd.	45,327	3,306
SL Corp.	129,079	1,891
		9,147
Consumer Staples (0.3%):
Nongshim Co. Ltd.	6,317	2,360
Financials (0.4%):
KIWOOM Securities Co. Ltd.	47,189	2,465
Health Care (0.9%):
Dong-A ST Co. Ltd.	20,010	2,479
Osstem Implant Co. Ltd. (b)	51,178	3,506
		5,985
Information Technology (0.3%):
Seoul Semiconductor Co. Ltd. (b)	150,258	1,982
Materials (0.9%):
Seah Besteel Corp.	96,932	2,263
SKC Co. Ltd.	140,980	4,018
		6,281
		28,220

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Luxembourg (1.2%):
Consumer Discretionary (0.7%):
SAF-Holland SA	331,549	$4,488
Industrials (0.5%):
Stabilus SA (b)	83,581	3,493
		7,981
Netherlands (3.4%):
Financials (1.4%):
Euronext NV	177,596	9,111
Industrials (1.7%):
Aalberts Industries NV	73,080	2,517
Postnl NV (b)	589,621	2,236
TKH Group NV	106,936	4,342
USG People NV	135,252	2,516
		11,611
Information Technology (0.3%):
Asm International NV	53,723	2,106
		22,828
New Zealand (1.3%):
Health Care (0.9%):
Fisher & Paykel Healthcare Corp. Ltd.	558,895	3,396
Summerset Group Holdings Ltd.	877,357	2,442
		5,838
Materials (0.4%):
Nuplex Industries Ltd.	788,451	2,558
		8,396
Norway (0.3%):
Financials (0.3%):
SpareBank 1 SMN	324,603	1,848
Portugal (0.4%):
Industrials (0.4%):
CTT-Correios de Portugal SA	254,244	2,443
Singapore (0.7%):
Financials (0.7%):
Mapletree Industrial Trust	3,012,421	3,228
Starhill Global REIT	3,054,200	1,625
		4,853
Spain (1.5%):
Energy (0.3%):
Tecnicas Reunidas SA	48,675	1,840

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.7%):
Bankinter SA	410,837	$2,913
Bolsas y Mercados Espanoles	58,506	1,971
		4,884
Utilities (0.5%):
Enagas SA	116,636	3,290
		10,014
Sweden (5.2%):
Consumer Discretionary (1.2%):
Bilia AB	206,096	4,666
Nobia AB	254,897	3,192
		7,858
Consumer Staples (0.7%):
Axfood AB	267,090	4,629
Financials (1.8%):
Fastighets AB Balder (b)	345,229	8,505
Wihlborgs Fastigheter AB	171,230	3,455
		11,960
Industrials (0.9%):
Indutrade AB	60,409	3,429
Loomis AB, Class B	87,621	2,735
		6,164
Materials (0.6%):
Billerudkorsnas AB	127,702	2,365
Boliden AB	110,048	1,845
		4,210
		34,821
Switzerland (7.0%):
Consumer Staples (0.6%):
Emmi AG	9,017	4,047
Financials (1.8%):
Helvetia Holding AG, Registered Shares	4,101	2,311
Julius Baer Group Ltd.	80,436	3,892
Swiss Life Holding AG	21,986	5,924
		12,127
Health Care (2.2%):
Actelion Ltd.	32,516	4,519
Lonza Group AG, Registered Shares	42,277	6,878
Straumann Holding AG	11,637	3,533
		14,930
Industrials (1.7%):
Flughafen Zuerich AG	3,971	2,980
Gategroup Holding AG	57,610	2,528

See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Georg Fischer AG	5,327	$3,618
Oc Oerlikon Corp. AG	216,981	1,932
		11,058
Information Technology (0.4%):
Logitech International SA	185,714	2,846
Materials (0.3%):
Clariant AG	118,104	2,240
		47,248
United Kingdom (15.5%):
Consumer Discretionary (4.3%):
Bellway PLC	100,608	4,206
Cineworld UK Ltd.	336,515	2,790
Dixons Carphone PLC	328,094	2,414
Howden Joinery Group PLC	1,054,407	8,168
Informa PLC	319,983	2,891
ITV PLC	526,905	2,145
Lookers PLC	807,813	2,201
Pendragon PLC	3,012,935	2,073
Redrow PLC	329,197	2,281
		29,169
Consumer Staples (1.6%):
Britvic PLC	289,292	3,099
Greggs PLC	390,018	7,560
		10,659
Financials (3.5%):
Close Brothers Group PLC	155,774	3,071
Intermediate Capital Group PLC	221,136	2,038
Man Group PLC	1,471,968	3,786
Novae Group PLC	221,970	2,934
St. Modwen Properties PLC	496,266	3,036
The Paragon Group of Cos. PLC	739,415	3,844
The Unite Group PLC	302,838	2,925
Virgin Money Holdings (UK) PLC	410,276	2,299
		23,933
Health Care (0.4%):
Clinigen Group PLC	245,813	2,588
Industrials (3.4%):
Ashtead Group PLC	147,577	2,428
Interserve PLC	411,941	3,143
Keller Group PLC	369,811	4,528
National Express Group PLC	812,685	3,974
Northgate PLC	389,469	2,255
Ultra Electronics Holdings PLC	75,560	2,200
WS Atkins PLC	182,386	4,358
		22,886
See notes to financial statements.

Victory Portfolios Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Information Technology (1.1%):
Dialog Semiconductor PLC (b)	78,522	$2,620
Laird PLC	418,098	2,185
Moneysupermarket.com Group PLC	454,579	2,459
		7,264
Materials (1.2%):
DS Smith PLC	499,096	2,919
Mondi PLC	160,000	3,136
Synthomer PLC	419,085	1,957
		8,012
		104,511
Total Common Stocks (Cost $595,379)		661,342
Exchange-Traded Funds (0.6%)
United States (0.6%):
iShares MSCI EAFE ETF	66,966	3,934
Total Exchange-Traded Funds (Cost $3,925)		3,934
Cash Equivalents (0.3%)
Citibank Money Market Deposit Account, 0.02% (d)	$2,191	2,191
Total Cash Equivalents (Cost $2,191)		2,191
Total Investments (Cost $601,495) — 99.3%		667,467
Other assets in excess of liabilities — 0.7%		4,805
NET ASSETS — 100.00%		$672,272

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2015.

(b)  Non-income producing security.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2015, illiquid securities were 0.13% of the Fund's net assets.

(d)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2015.

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Asset Backed Securities (7.6%)
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class D, 4.08%, 9/8/17 (a)	$1,069		$1,072
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72%, 9/9/19	385		388
Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9, 7.09%, 4/15/28	—	(b)	—	(b)
Ford Credit Auto Owner Trust, Series 2012-A, Class D, 2.94%, 7/15/18 (a)	700		704
Ford Credit Auto Owner Trust, Series 2012-D, Class C, 1.23%, 8/15/18 (a)	700		695
Great America Leasing Receivables, Series 2014-1, Class B, 1.86%, 8/15/20 (a) (c)	1,000		994
Huntington Auto Trust, Series 2012-1, Class D, 2.85%, 12/17/18 (a)	625		625
Huntington Auto Trust, Series 2012-2, Class C, 1.37%, 5/15/18	450		450
Hyundai Auto Receivables Trust, Series 2013-C, Class C, 2.48%, 3/15/19	350		355
Park Place Securities, Inc., Series 2005-WCH1, Class M2, 1.20%, 1/25/36 (d)	48		48
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 4/15/20 (a) (c)	1,000		997
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A2, 0.60%, 10/25/36 (d)	217		214
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 3/25/32 (d)	69		69
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.80%, 4/20/17 (d)	1,616		1,612
Total Asset Backed Securities (Cost $8,205)			8,223
Collateralized Mortgage Obligations (6.1%)
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.93%, 12/10/44 (d)	330		357
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45	380		378
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35	145		146
Countrywide Alternative Loan Trust, Series 2003-20CB, Class 1A2, 5.50%, 10/25/33	13		13
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2, 1.81%, 9/10/45 (a)	775		774
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46	320		321
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39 (a)	560		571
Santander Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21 (a) (c) (d)	1,000		993
Federal National Mortgage Assoc., Series 1990-5, Class J, 8.20%, 1/25/20	41		44
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34	224		230
GM Financial Automobile Leasing Trust, Series 2014-2A, Class C, 2.43%, 3/20/18 (a) (c)	1,000		994
MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.00%, 9/25/19	120		122
Residential Funding Mortgage Securities I, Inc., Series 2006-S1, Class 1A5, 5.25%, 1/25/36	161		148
Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 0.54%, 4/25/38 (c) (d)	30		30

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45 (a)	$585	$584
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	860	876
Total Collateralized Mortgage Obligations (Cost $6,630)		6,581
Corporate Bonds (53.3%)
Consumer Discretionary (5.7%):
21st Century Fox America, 7.85%, 3/1/39	405	524
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100 (a)	325	275
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100 (a)	835	822
Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,092	1,040
Gap, Inc. (The), 5.95%, 4/12/21, Callable 1/12/21 @ 100 (a)	920	974
Hasbro, Inc., 6.35%, 3/15/40	480	523
LKQ Corp., 4.75%, 5/15/23, Callable 5/15/18 @ 102.38	440	413
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	660	666
O'Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	275	293
Scripps Networks Interactive, Inc., 3.90%, 11/15/24, Callable 8/15/24 @ 100 (a)	580	555
		6,085
Consumer Staples (4.0%):
Anheuser-Busch Cos. LLC, 5.95%, 1/15/33 (a)	215	240
Church & Dwight Co., Inc., 2.88%, 10/1/22 (a)	780	756
CVS Health Corp., 3.88%, 7/20/25, Callable 4/20/25 @ 100	1,160	1,184
Mead Johnson Nutrition Co. 4.90%, 11/1/19 (a)	880	946
4.60%, 6/1/44, Callable 12/1/43 @ 100	295	273
Reynolds American, Inc. 3.25%, 6/12/20 (a)	360	366
6.15%, 9/15/43	175	199
Vector Group Ltd., 7.75%, 2/15/21, Callable 2/15/16 @ 105.81 (a)	405	427
		4,391
Energy (7.7%):
Atwood Oceanics, Inc., 6.50%, 2/1/20, Callable 2/1/16 @ 103.25 (a)	530	284
Cameron International Corp., 6.38%, 7/15/18 (a)	638	692
Ecopetrol SA, 4.13%, 1/16/25 (a)	680	544
Equities Corp. 6.50%, 4/1/18 (a)	649	681
4.88%, 11/15/21 (a)	300	286
FMC Technologies, Inc. 2.00%, 10/1/17 (a)	690	679
3.45%, 10/1/22, Callable 7/1/22 @ 100 (a)	380	333
Halliburton Co., 7.45%, 9/15/39 (a)	170	217
Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	225	209
Noble Energy, Inc. 5.63%, 5/1/21, Callable 5/1/17 @ 102.81 (a)	520	509
3.90%, 11/15/24, Callable 8/15/24 @ 100 (a)	460	409
Oceaneering International, Inc., 4.65%, 11/15/24, Callable 8/15/24 @ 100 (a)	540	453
Petro-Canada, 5.95%, 5/15/35	155	155

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Suncor Energy, Inc., 6.10%, 6/1/18	$803	$864
TC Pipelines, LP, 4.65%, 6/15/21, Callable 3/15/21 @ 100 (a)	790	758
Valero Energy Corp., 10.50%, 3/15/39 (a)	435	578
Western Gas Partners, LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	500	420
Western Refining, Inc., 6.25%, 4/1/21, Callable 4/1/17 @ 103.13	385	370
		8,441
Financials (14.6%):
Alleghany Corp., 4.95%, 6/27/22 (a)	640	686
Aspen Insurance Holding Ltd., 4.65%, 11/15/23 (a)	760	779
Bank of America Corp. 3.88%, 3/22/17 (a)	1,150	1,175
4.00%, 4/1/24, MTN	350	358
Bank of Nova Scotia, 1.70%, 6/11/18, Callable 5/11/18 @ 100 (a)	775	772
Bear Stearns Co., Inc., 7.25%, 2/1/18 (a)	1,105	1,218
Capital One Financial Corp. 2.45%, 4/24/19, Callable 3/24/19 @ 100	325	326
4.75%, 7/15/21 (a)	650	704
Citigroup, Inc., 2.40%, 2/18/20 (a)	820	810
Essex Portfolio, LP, 3.50%, 4/1/25, Callable 1/1/25 @ 100 (a)	380	366
Goldman Sachs Group, Inc. 2.38%, 1/22/18 (a)	555	560
6.15%, 4/1/18 (a)	725	787
3.50%, 1/23/25, Callable 10/23/24 @ 100 (a)	275	272
Health Care REIT, Inc. 4.70%, 9/15/17	300	314
5.25%, 1/15/22, Callable 10/15/21 @ 100	330	357
Huntington Bancshares, Inc., 7.00%, 12/15/20	415	483
Key Bank NA, 2.50%, 12/15/19 (a)	1,000	1,001
Kilroy Realty Corp., 4.80%, 7/15/18, Callable 5/15/18 @ 100 (a)	1,250	1,311
MetLife, Inc., 6.82%, 8/15/18	200	225
Morgan Stanley 2.50%, 1/24/19 (a)	930	935
2.65%, 1/27/20	630	628
PNC Funding Corp., 5.63%, 2/1/17 (a)	500	520
Torchmark Corp., 9.25%, 6/15/19 (a)	410	496
Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100	245	245
Wachovia Corp., 5.50%, 8/1/35	140	156
Wells Fargo & Co., 4.90%, 11/17/45, MTN	415	419
		15,903
Health Care (2.5%):
Agilent Technologies, Inc. 6.50%, 11/1/17	76	81
3.88%, 7/15/23, Callable 4/15/23 @ 100 (a)	730	731
Amgen, Inc., 6.90%, 6/1/38 (a)	250	311
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	380	382
Celgene Corp., 3.63%, 5/15/24, Callable 2/15/24 @ 100 (a)	575	565
UnitedHealth Group, Inc., 5.80%, 3/15/36	165	195
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (c)	500	446
		2,711

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Industrials (5.5%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	$890	$964
Embraer Netherlands Finance BV, 5.05%, 6/15/25	500	455
FedEx Corp., 4.90%, 1/15/34 (a)	275	283
Flowserve Corp., 3.50%, 9/15/22, Callable 6/15/22 @ 100	220	214
JB Hunt Transport Services, Inc., 3.30%, 8/15/22, Callable 6/15/22 @ 100	275	272
Masco Corp., 4.45%, 4/1/25, Callable 1/1/25 @ 100 (a)	450	441
Orbital ATK, Inc., 5.25%, 10/1/21, Callable 10/1/16 @ 103.94 (a)	400	402
Oshkosh Corp., 5.38%, 3/1/25, Callable 3/1/20 @ 102.69	100	98
Rockwell Automation, Inc., 6.25%, 12/1/37	155	193
Roper Technologies, Inc. 1.85%, 11/15/17	245	244
6.25%, 9/1/19 (a)	695	771
Steelcase, Inc., 6.38%, 2/15/21, Callable 11/15/20 @ 100 (a)	520	569
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	370	323
WESCO International, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104.03	655	629
		5,858
Information Technology (3.3%):
CA, Inc., 3.60%, 8/1/20, Callable 7/1/20 @ 100	615	628
Maxim Integrated Product, Inc., 2.50%, 11/15/18 (a)	850	850
NetApp, Inc., 3.38%, 6/15/21, Callable 4/15/21 @ 100 (a)	715	698
Seagate HDD Cayman, 5.75%, 12/1/34, Callable 6/1/34 @ 100 (a) (c)	1,000	700
Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100 (a)	645	626
		3,502
Materials (4.7%):
ACF Industries, Inc., 3.45%, 6/1/23 (a)	415	386
Blue Cube Spinco, Inc., 9.75%, 10/15/23, Callable 10/15/20 @ 102.44 (c)	650	701
Carpenter Technology Corp., 4.45%, 3/1/23, Callable 12/1/22 @ 100	315	303
CF Industries Holdings, Inc., 6.88%, 5/1/18 (a)	515	558
Methanex Corp., 3.25%, 12/15/19 (a)	930	888
Mosaic Co., 5.45%, 11/15/33, Callable 5/15/33 @ 100	185	187
NewMarket Corp., 4.10%, 12/15/22 (a)	724	721
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	535	497
Southern Copper Corp., 5.25%, 11/8/42 (a)	300	217
Westlake Chemical Corp., 3.60%, 7/15/22, Callable 4/15/22 @ 100 (a)	589	574
		5,032
Telecommunication Services (1.9%):
AT&T, Inc., 6.15%, 9/15/34 (a)	275	293
CenturyLink, Inc., 5.63%, 4/1/20 (a)	100	99
Frontier Communications Corp., 8.50%, 4/15/20 (a)	550	551
Verizon Communications, Inc. 5.15%, 9/15/23 (a)	565	621
6.40%, 9/15/33 (a)	480	547
		2,111
Utilities (3.4%):
AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21, Callable 5/20/16 @ 103.25 (a)	318	301
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	205	250

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (a)	$500	$494
Exelon Generation Co. LLC, 6.25%, 10/1/39 (a)	250	253
Georgia Power Co., 4.30%, 3/15/43 (a)	305	280
National Fuel Gas Co., 3.75%, 3/1/23, Callable 12/1/22 @ 100 (a)	795	736
PSEG Power LLC, 4.30%, 11/15/23, Callable 8/15/23 @ 100 (a)	650	638
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100	320	309
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100	365	316
		3,577
Total Corporate Bonds (Cost $59,442)		57,611
Municipal Bonds (1.4%)
New York (0.7%):
New York Build America Bonds, GO, 5.68%, 10/1/34, Callable 10/1/19 @ 100 (a)	695	754
Pennsylvania (0.7%):
Pennsylvania State Build America Bonds, GO, Series B, 5.35%, 5/1/30, Callable 5/1/20 @ 100	735	806
Total Municipal Bonds (Cost $1,403)		1,560
U.S. Government Mortgage Backed Agencies (36.1%)
Federal Home Loan Mortgage Corp. 8.50%, 2/1/20	8	8
9.00%, 10/1/20 – 4/1/25	35	40
7.50%, 8/1/29	18	20
		68
Federal National Mortgage Assoc. 7.50%, 8/1/18	9	9
4.00%, 1/25/46 (e)	7,000	7,407
4.50%, 1/25/46 (e)	6,250	6,749
5.00%, 1/25/46 (e)	5,750	6,329
3.00%, 2/25/46 (e)	5,150	5,150
3.50%, 2/25/46 (e)	9,150	9,440
		35,084
Government National Mortgage Assoc. 4.00%, 1/15/46 (e)	3,750	3,978
Total U.S. Government Mortgage Backed Agencies (Cost $39,881)		39,130
U.S. Treasury Obligations (4.5%)
U.S. Treasury Bonds, 2.88%, 5/15/43 (a) (f)	5,016	4,891
Total U.S. Treasury Obligations (Cost $5,026)		4,891
Exchange-Traded Funds (7.4%)
iShares IBoxx $ High Yield Corporate ETF (f)	100,048	8,062
Total Exchange-Traded Funds (Cost $9,116)		8,062

See notes to financial statements.

Victory Portfolios INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2015

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Investment Companies (19.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (g)	$20,571,088	$20,571
Total Investment Companies (Cost $20,571)		20,571
Total Investments (Cost $150,273) — 135.4%		146,629
Liabilities in excess of other assets — (35.4)%		(38,328)
NET ASSETS — 100.00%		$108,301

(a)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)  Rounds to less than $1.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2015.

(e)  Security purchased on a when-issued basis.

(f)  All or a portion of this security has been designated as collateral for futures contracts.

(g)  Rate disclosed is the daily yield on December 31, 2015.

ETF — Exchange-Traded Fund

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note	36	3/22/16	$4,532,624	$3,938
Ultra Long Term U.S. Treasury Bond	9	3/22/16	1,428,188	2,500
2-Year U.S. Treasury Note	4	4/1/16	868,938	750
5-Year U.S. Treasury Note	31	4/1/16	3,667,930	7,764
				$14,952

See notes to financial statements.

Statements of Assets and Liabilities

Victory Portfolios  December 31, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund	Integrity Small-Cap Value Fund
ASSETS:
Investments, at value (Cost $87,386, $20,250 and $1,464,668)	$101,315		$20,707	$1,536,446
Interest and dividends receivable	69		28	3,230
Receivable for capital shares issued	190		6	3,492
Receivable from Adviser	—	(a)	2	—
Prepaid expenses	37		28	82
Total Assets	101,611		20,771	1,543,250
LIABILITIES:
Payable for investments purchased	479		196	10,786
Payable for capital shares redeemed	615		1	2,826
Payable to adviser	—		—	7
Accrued expenses and other payables:
Investment advisory fees	87		12	1,128
Administration fees	9		2	130
Custodian fees	2		1	20
Transfer agent fees	53		13	401
Chief Compliance Officer fees	—	(a)	— (a)	1
Trustees' fees	53		6	46
12b-1 fees	25		2	80
Other accrued expenses	35		24	110
Total Liabilities	1,358		257	15,535
NET ASSETS:
Capital	84,303		20,212	1,471,197
Accumulated undistributed (distributions in excess of) net investment income	(515)		5	4,809
Accumulated net realized gains (losses) from investments	2,536		(160)	(20,069)
Net unrealized appreciation on investments	13,929		457	71,778
Net Assets	$100,253		$20,514	$1,527,715
Net Assets
Class A Shares	$53,523		$11,339	$231,033
Class C Shares	14,738		—	28,123
Class R Shares	1,219		—	14,224
Class R6 Shares	—		585	540,914
Class Y Shares	30,773		8,590	713,421
Total	$100,253		$20,514	$1,527,715
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,650		789	7,618
Class C Shares	575		—	1,024
Class R Shares	39		—	478
Class R6 Shares	—		41	17,379
Class Y Shares	887		593	23,019
Total	3,151		1,423	49,518
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$32.44		$14.37	$30.33
Class C Shares (c)	$25.64		—	$27.44
Class R Shares	$31.52		—	$29.77
Class R6 Shares	—		$14.45	$31.13
Class Y Shares	$34.70		$14.48	$30.99
Maximum Sales Charge — Class A Shares	5.75%		5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$34.42		$15.25	$32.18

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

Victory Portfolios  December 31, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Integrity Small/Mid-Cap Value Fund	Munder Multi-Cap Fund	S&P 500 Index Fund
ASSETS:
Investments, at value (Cost $21,222, $418,260 and $78,948)	$21,776	$452,696	$245,799
Interest and dividends receivable	53	389	327
Receivable for capital shares issued	9	85	334
Receivable for investments sold	149	2,210	—
Reclaims receivable	—	—	—	(a)
Receivable from Adviser	3	—	3
Prepaid expenses	26	42	27
Total Assets	22,016	455,422	246,490
LIABILITIES:
Payable for investments purchased	32	11,042	31
Payable for capital shares redeemed	52	534	445
Payable to adviser	—	21	—
Variation margin payable on open futures contracts	—	—	50
Accrued expenses and other payables:
Investment advisory fees	17	291	42
Administration fees	2	39	22
Custodian fees	—	— (a)	4
Transfer agent fees	6	549	64
Chief Compliance Officer fees	—	— (a)	—	(a)
Trustees' fees	4	283	56
12b-1 fees	— (a)	141	31
Other accrued expenses	7	165	43
Total Liabilities	120	13,065	788
NET ASSETS:
Capital	22,178	416,419	77,731
Accumulated undistributed (distributions in excess of) net investment income	4	(326)	18
Accumulated net realized gains (losses) from investments	(840)	(8,172)	1,019
Net unrealized appreciation on investments	554	34,436	166,934
Net Assets	$21,896	$442,357	$245,702
Net Assets
Class A Shares	$566	$346,432	$194,796
Class C Shares	—	73,484	—
Class R Shares	—	773	13,700
Class R6 Shares	3,138	—	—
Class Y Shares	18,192	21,668	37,206
Total	$21,896	$442,357	$245,702
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	45	9,564	9,755
Class C Shares	—	2,404	—
Class R Shares	—	22	687
Class R6 Shares	244	—	—
Class Y Shares	1,417	563	1,854
Total	1,706	12,553	12,296
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$12.77	$36.22	$19.97
Class C Shares (c)	—	$30.57	—
Class R Shares	—	$34.84	$19.94
Class R6 Shares	$12.84	—	—
Class Y Shares	$12.84	$38.47	$20.06
Maximum Sales Charge — Class A Shares	5.75%	5.75%	2.50%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.55	$38.43	$20.48

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

Victory Portfolios  December 31, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Munder Mid-Cap Core Growth Fund	Munder Small Cap Growth Fund	Trivalent Emerging Markets Small-Cap Fund
ASSETS:
Investments, at value (Cost $4,106,543, $4,533 and $3,708)	$5,651,425	$4,188	$3,696
Foreign currency, at value (Cost $—, $— and $11)	—	—	11
Interest and dividends receivable	7,160	3	7
Receivable for capital shares issued	15,539	—	—
Receivable for investments sold	17,871	—	—
Receivable from Adviser	62	4	3
Prepaid expenses	98	22	13
Total Assets	5,692,155	4,217	3,730
LIABILITIES:
Payable for investments purchased	23,389	—	—
Foreign taxes accrued	—	—	1
Payable for capital shares redeemed	48,156	—	—
Accrued expenses and other payables:
Investment advisory fees	3,639	3	3
Administration fees	490	2	3
Custodian fees	83	— (a)	2
Transfer agent fees	1,716	— (a)	1
Chief Compliance Officer fees	6	—	—
Trustees' fees	78	—	6
12b-1 fees	442	— (a)	— (a)
Other accrued expenses	501	4	44
Total Liabilities	78,500	9	60
NET ASSETS:
Capital	3,959,239	4,632	3,820
Accumulated undistributed (distributions in excess of) net investment income	2,448	(10)	3
Accumulated net realized gains (losses) from investments	107,086	(69)	(141)
Net unrealized appreciation/depreciation on investments	1,544,882	(345)	(12)
Net Assets	$5,613,655	$4,208	$3,670
Net Assets
Class A Shares	$1,069,358	$46	$305
Class C Shares	218,023	—	—
Class I Shares	—	4,116	—
Class R Shares	44,488	—	—
Class R6 Shares	795,940	—	—
Class Y Shares	3,485,846	46	3,365
Total	$5,613,655	$4,208	$3,670
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	30,149	5	30
Class C Shares	7,035	—	—
Class I Shares	—	452	—
Class R Shares	1,293	—	—
Class R6 Shares	21,401	—	—
Class Y Shares	94,416	5	332
Total	154,294	462	362
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$35.47	$9.09	$10.13
Class C Shares (c)	$30.99	—	—
Class I Shares	—	$9.11	—
Class R Shares	$34.43	—	—
Class R6 Shares	$37.19	—	—
Class Y Shares	$36.92	$9.10	$10.14
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$37.63	$9.64	$10.75

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

Victory Portfolios  December 31, 2015

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Trivalent International Fund-Core Equity	Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund
ASSETS:
Investments, at value (Cost $20,450, $601,495 and $150,273)	$21,669	$667,467	$146,629
Deposits with brokers for futures contracts	—	—	287
Foreign currency, at value (Cost $19, $— and $—)	19	—	—
Interest and dividends receivable	30	713	772
Receivable for capital shares issued	—	2,014	15
Receivable for investments sold	15	3,097	—
Reclaims receivable	28	285	—
Receivable from Adviser	5	130	4
Prepaid expenses	50	103	42
Total Assets	21,816	673,809	147,749
LIABILITIES:
Payable to custodian	5	—	—
Payable for investments purchased	—	—	39,169
Payable for capital shares redeemed	4	692	29
Variation margin payable on open futures contracts	—	—	26
Payable for deferred mortgage dollar rolls	—	—	24
Accrued expenses and other payables:
Investment advisory fees	15	539	37
Administration fees	7	57	17
Custodian fees	6	14	5
Transfer agent fees	8	161	21
Chief Compliance Officer fees	— (a)	— (a)	— (a)
Trustees' fees	80	23	90
12b-1 fees	2	25	6
Other accrued expenses	70	26	24
Total Liabilities	197	1,537	39,448
NET ASSETS:
Capital	55,507	614,580	115,496
Accumulated undistributed (distributions in excess of) net investment income	(249)	(4,967)	1,243
Accumulated net realized losses from investments	(34,856)	(3,292)	(4,809)
Net unrealized appreciation/depreciation on investments	1,217	65,951	(3,629)
Net Assets	$21,619	$672,272	$108,301
Net Assets
Class A Shares	$5,222	$96,283	$16,170
Class C Shares	1,104	5,705	3,256
Class I Shares	169	354,395	—
Class R6 Shares	1,582	8,140	2,081
Class Y Shares	13,542	207,749	86,794
Total	$21,619	$672,272	$108,301
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	829	8,666	1,708
Class C Shares	175	524	341
Class I Shares	27	31,736	—
Class R6 Shares	251	725	219
Class Y Shares	2,153	18,664	9,150
Total	3,435	60,315	11,418
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$6.30	$11.11	$9.47
Class C Shares (c)	$6.28	$10.89	$9.54
Class I Shares	$6.30	$11.17	—
Class R6 Shares	$6.31	$11.23	$9.49
Class Y Shares	$6.29	$11.13	$9.49
Maximum Sales Charge — Class A Shares	5.75%	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$6.68	$11.79	$9.66

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

Victory Portfolios  For the Six Months Ended December 31, 2015

(Amounts in Thousands)  (Unaudited)

	Integrity Discovery Fund	Integrity Mid-Cap Value Fund	Integrity Small-Cap Value Fund
Investment Income:
Dividend income	$1,019	$202	$15,037
Foreign tax withholding	—	—	(34)
Total Income	1,019	202	15,003
Expenses:
Investment advisory fees	530	64	6,360
Administration fees	48	9	655
12b-1 fees — Class A Shares	70	14	299
12b-1 fees — Class C Shares	78	—	140
12b-1 fees — Class R Shares	3	—	33
Custodian fees	5	4	43
Transfer agent fees	3	— (a)	39
Transfer agent fees — Class A Shares	53	18	338
Transfer agent fees — Class C Shares	16	—	26
Transfer agent fees — Class R Shares	2	—	23
Transfer agent fees — Class R6 Shares	—	— (a)	5
Transfer agent fees — Class Y Shares	24	3	590
Trustees' fees	5	1	77
Chief Compliance Officer fees	1	— (a)	8
Legal and audit fees	4	— (a)	71
State registration and filing fees	20	14	46
Other expenses	9	3	71
Total Expenses	871	130	8,824
Expenses waived/reimbursed by Adviser	(2)	(9)	(89)
Net Expenses	869	121	8,735
Net Investment Income (Loss)	150	81	6,268
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment securities transactions	3,106	(56)	(19,045)
Net change in unrealized appreciation/depreciation on investments	(13,145)	(1,071)	(106,245)
Net realized/unrealized losses on investments	(10,039)	(1,127)	(125,290)
Change in net assets resulting from operations	$(9,889)	$(1,046)	$(119,022)

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Operations

Victory Portfolios  For the Six Months Ended December 31, 2015

(Amounts in Thousands)  (Unaudited)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund	S&P 500 Index Fund
Investment Income:
Dividend income from non-affiliated investments	$258		$3,372	$2,928
Dividend income from affiliated investments	—		—	1
Foreign tax withholding	—	(a)	—	— (a)
Total Income	258		3,372	2,929
Expenses:
Investment advisory fees	102		1,775	253
Administration fees	11		211	118
12b-1 fees — Class A Shares	1		461	151
12b-1 fees — Class C Shares	—		396	—
12b-1 fees — Class R Shares	—		3	35
Custodian fees	7		14	12
Transfer agent fees	1		14	7
Transfer agent fees — Class A Shares	—	(a)	656	95
Transfer agent fees — Class C Shares	—		165	—
Transfer agent fees — Class R Shares	—		2	10
Transfer agent fees — Class R6 Shares	—	(a)	—	—
Transfer agent fees — Class Y Shares	10		20	6
Trustees' fees	1		36	16
Chief Compliance Officer fees	—	(a)	3	1
Legal and audit fees	—	(a)	20	8
State registration and filing fees	21		14	16
Other expenses	1		112	28
Total Expenses	155		3,902	756
Expenses waived/reimbursed by Adviser	(14)		(4)	—
Net Expenses	141		3,898	756
Net Investment Income (Loss)	117		(526)	2,173
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from non-affiliated investment securities transactions	(751)		2,754	7,327
Net realized gains from affiliated investment securities transactions	—		—	2
Net realized losses from futures transactions	—		—	(81)
Net change in unrealized appreciation/depreciation on non-affiliated investments	(1,421)		(13,223)	(10,035)
Net change in unrealized appreciation/depreciation on affiliated investments	—		—	(30)
Net change in unrealized appreciation/depreciation on futures transactions	—		—	215
Net realized/unrealized losses on investments	(2,172)		(10,469)	(2,602)
Change in net assets resulting from operations	$(2,055)		$(10,995)	$(429)

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Operations

Victory Portfolios  For the Six Months Ended December 31, 2015

(Amounts in Thousands)  (Unaudited)

	Munder Mid-Cap Core Growth Fund	Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
Investment Income:
Dividend income	$40,101	$15		$49
Foreign tax withholding	—	—	(a)	(6)
Total Income	40,101	15		43
Expenses:
Investment advisory fees	22,702	18		21
Administration fees	2,697	5		15
12b-1 fees — Class A Shares	1,476	—	(a)	— (a)
12b-1 fees — Class C Shares	1,188	—		—
12b-1 fees — Class R Shares	128	—		—
Custodian fees	156	6		10
Transfer agent fees	176	—	(a)	— (a)
Transfer agent fees — Class A Shares	1,283	—	(a)	— (a)
Transfer agent fees — Class C Shares	141	—		—
Transfer agent fees — Class I Shares	—	—	(a)	—
Transfer agent fees — Class R Shares	73	—		—
Transfer agent fees — Class R6 Shares	1	—		—
Transfer agent fees — Class Y Shares	3,380	—	(a)	2
Trustees' fees	308	—	(a)	1
Chief Compliance Officer fees	36	—	(a)	—
Legal and audit fees	249	4		— (a)
State registration and filing fees	56	6		2
Other expenses	348	2		1
Total Expenses	34,398	41		52
Expenses waived/reimbursed by Adviser	(221)	(16)		(24)
Net Expenses	34,177	25		28
Net Investment Income(Loss)	5,924	(10)		15
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment securities transactions	204,018	(62)		(66)
Net realized losses from foreign currency translations	—	—		(6)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(795,461)	(532)		(421)
Net realized/unrealized losses on investments and foreign currency translations	(591,443)	(594)		(493)
Change in net assets resulting from operations	$(585,519)	$(604)		$(478)

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Operations

Victory Portfolios  For the Six Months Ended December 31, 2015

(Amounts in Thousands)  (Unaudited)

	Trivalent International Fund-Core Equity	Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund
Investment Income:
Interest income	$—	$—	$1,671
Dividend income	271	4,974	264
Foreign tax withholding	(39)	(536)	—
Mortgage dollar roll	—	—	303
Total Income	232	4,438	2,238
Expenses:
Investment advisory fees	102	2,972	224
Administration fees	30	299	64
12b-1 fees — Class A Shares	7	108	22
12b-1 fees — Class C Shares	6	26	18
Custodian fees	16	74	11
Transfer agent fees	1	16	3
Transfer agent fees — Class A Shares	6	59	17
Transfer agent fees — Class C Shares	2	4	3
Transfer agent fees — Class I Shares	—	71	—
Transfer agent fees — Class R6 Shares	— (a)	— (a)	— (a)
Transfer agent fees — Class Y Shares	4	205	17
Trustees' fees	1	35	6
Chief Compliance Officer fees	— (a)	3	1
Legal and audit fees	5	39	5
State registration and filing fees	23	42	20
Other expenses	6	131	7
Total Expenses	209	4,084	418
Expenses waived/reimbursed by Adviser	(44)	(766)	(44)
Net Expenses	165	3,318	374
Net Investment Income	67	1,120	1,864
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment securities transactions	(69)	(723)	181
Net realized gains (losses) from futures transactions	—	976	(408)
Net realized losses from foreign currency translations	(12)	(92)	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,298)	(26,281)	(3,467)
Net change in unrealized appreciation/depreciation on futures transactions	—	—	66
Net realized/unrealized losses on investments and foreign currency translations	(2,379)	(26,120)	(3,628)
Change in net assets resulting from operations	$(2,312)	$(25,000)	$(1,764)

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$150	$(808)	$81	$(7)	$6,268	$2,173
Net realized gains (losses) from investment securities transactions	3,106	9,867	(56)	175	(19,045)	43,761
Net change in unrealized appreciation/depreciation on investments	(13,145)	2,378	(1,071)	70	(106,245)	(15,551)
Change in net assets resulting from operations	(9,889)	11,437	(1,046)	238	(119,022)	30,383
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(30)	—	—	—
Class R6 Shares	—	—	(3)	—	(833)	—
Class Y Shares	—	—	(28)	—	(102)	—
From net realized gains:
Class A Shares	(4,102)	(6,557)	(97)	(209)	(3,483)	—
Class C Shares	(1,394)	(1,750)	—	—	(461)	—
Class R Shares	(95)	(81)	—	—	(218)	—
Class R6 Shares	—	—	(5)	—	(7,877)	—
Class Y Shares	(2,215)	(2,031)	(73)	(124)	(10,606)	—
Change in net assets resulting from distributions to shareholders	(7,806)	(10,419)	(236)	(333)	(23,580)	—
Change in net assets from capital transactions	2,889	(10,385)	6,893	7,582	234,002	379,951
Change in net assets	(14,806)	(9,367)	5,611	7,487	91,400	410,334
Net Assets:
Beginning of period	115,059	124,426	14,903	7,416	1,436,315	1,025,981
End of period	$100,253	$115,059	$20,514	$14,903	$1,527,715	$1,436,315
Accumulated undistributed (distributions in excess of) net investment income	$(515)	$(665)	$5	$(15)	$4,809	$(524)
See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$4,289	$16,380	$2,990	$8,104	$48,382	$148,320
Dividends reinvested	3,554	5,914	124	159	2,843	—
Cost of shares redeemed	(6,044)	(44,659)	(1,329)	(2,091)	(43,627)	(75,436)
Total Class A Shares	$1,799	$(22,365)	$1,785	$6,172	$7,598	$72,884
Class B Shares
Proceeds from shares issued	$—	$—	$—	$—	$—	$—
Dividends reinvested	—	—	—	—	—	—
Cost of shares redeemed	—	(429)	—	—	—	(609)
Total Class B Shares	$—	$(429)	$—	$—	$—	$(609)
Class C Shares
Proceeds from shares issued	$910	$1,049	$—	$—	$4,245	$5,596
Dividends reinvested	1,123	1,372	—	—	378	—
Cost of shares redeemed	(1,475)	(2,811)	—	—	(1,742)	(2,930)
Total Class C Shares	$558	$(390)	$—	$—	$2,881	$2,666
Class K Shares
Proceeds from shares issued	$—	$—	$—	$—	$—	$19
Cost of shares redeemed	—	(314)	—	—	—	(2,298)
Total Class K Shares	$—	$(314)	$—	$—	$—	$(2,279)
Class R Shares
Proceeds from shares issued	$360	$833	$—	$—	$5,634	$9,442
Dividends reinvested	50	42	—	—	142	—
Cost of shares redeemed	(225)	(595)	—	—	(2,096)	(3,202)
Total Class R Shares	$185	$280	$—	$—	$3,680	$6,240
Class R6 Shares
Proceeds from shares issued	$—	$—	$574	$—	$192,487	$183,296
Dividends reinvested	—	—	8	—	8,685	—
Cost of shares redeemed	—	—	—	—	(37,680)	(56,928)
Total Class R6 Shares	$—	$—	$582	$—	$163,492	$126,368
Class Y Shares
Proceeds from shares issued	$10,925	$22,774	$5,522	$2,144	$144,148	$349,734
Dividends reinvested	2,038	1,810	101	124	8,363	—
Cost of shares redeemed	(12,616)	(11,751)	(1,097)	(858)	(96,160)	(175,053)
Total Class Y Shares	$347	$12,833	$4,526	$1,410	$56,351	$174,681
Change in net assets from capital transactions	$2,889	$(10,385)	$6,893	$7,582	$234,002	$379,951

(continues on next page)

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	121	449	201	517	1,520	4,536
Reinvested	107	167	8	10	92	—
Redeemed	(168)	(1,236)	(89)	(129)	(1,352)	(2,313)
Total Class A Shares	60	(620)	120	398	260	2,223
Class B Shares
Issued	—	—	—	—	—	—
Reinvested	—	—	—	—	—	—
Redeemed	—	(15)	—	—	—	(22)
Total Class B Shares	—	(15)	—	—	—	(22)
Class C Shares
Issued	32	36	—	—	149	186
Reinvested	43	48	—	—	13	—
Redeemed	(51)	(95)	—	—	(60)	(98)
Total Class C Shares	24	(11)	—	—	102	88
Class K Shares
Issued	—	—	—	—	—	1
Redeemed	—	(9)	—	—	—	(74)
Total Class K Shares	—	(9)	—	—	—	(73)
Class R Shares
Issued	11	24	—	—	180	293
Reinvested	2	1	—	—	5	—
Redeemed	(7)	(17)	—	—	(67)	(99)
Total Class R Shares	6	8	—	—	118	194
Class R6 Shares
Issued	—	—	40	—	5,911	5,474
Reinvested	—	—	1	—	273	—
Redeemed	—	—	—	—	(1,157)	(1,703)
Total Class R6 Shares	—	—	41	—	5,027	3,771
Class Y Shares
Issued	283	590	372	138	4,450	10,461
Reinvested	58	48	7	8	264	—
Redeemed	(348)	(307)	(74)	(55)	(2,961)	(5,320)
Total Class Y Shares	(7)	331	305	91	1,753	5,141
Change in Shares	83	(316)	466	489	7,260	11,322

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$117	$(7)	$(526)	$(1,986)	$2,173	$3,743
Net realized gains (losses) from investment securities transactions	(751)	32	2,754	89,048	7,248	23,898
Net change in unrealized appreciation/depreciation on investments	(1,421)	(129)	(13,223)	(32,002)	(9,850)	(9,474)
Change in net assets resulting from operations	(2,055)	(104)	(10,995)	55,060	(429)	18,167
Distributions to Shareholders:
From net investment income:
Class A Shares	(2)	—	— (a)	— (a)	(1,718)	(2,953)
Class C Shares	—	—	—	— (a)	—	—
Class K Shares	—	—	—	—	—	(28)
Class R Shares	—	—	—	—	(100)	(146)
Class R6 Shares	(15)	— (b)	—	—	—	—
Class Y Shares	(75)	—	—	— (a)	(377)	(651)
From net realized gains:
Class A Shares	—	(28)	(62,893)	(1,159)	(18,328)	(15,802)
Class C Shares	—	—	(15,396)	(275)	—	—
Class R Shares	—	—	(148)	(3)	(1,284)	(1,092)
Class Y Shares	—	(640)	(3,735)	(70)	(3,513)	(3,222)
Change in net assets resulting from distributions to shareholders	(92)	(668)	(82,172)	(1,507)	(25,320)	(23,894)
Change in net assets from capital transactions	1,120	14,000	49,305	(60,292)	11,169	(6,131)
Change in net assets	(1,027)	13,228	(43,862)	(6,739)	(14,580)	(11,858)
Net Assets:
Beginning of period	22,923	9,695	486,219	492,957	260,282	272,140
End of period	$21,896	$22,923	$442,357	$486,219	$245,702	$260,282
Accumulated undistributed (distributions in excess of) net investment income	$4	$(21)	$(326)	$200	$18	$40

(a)  Rounds to less than $1.

(b)  Commenced operations on March 4, 2015.

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$176	$141	$9,927	$18,359	$10,369	$27,448
Dividends reinvested	2	28	53,239	976	17,532	16,380
Cost of shares redeemed	(77)	(124)	(23,756)	(65,121)	(18,430)	(41,838)
Total Class A Shares	$101	$45	$39,410	$(45,786)	$9,471	$1,990
Class B Shares
Proceeds from shares issued	$—	$—	$—	$—	$—	$—
Dividends reinvested	—	—	—	—	—	—
Cost of shares redeemed	—	—	—	(4,985)	—	(2,644)
Total Class B Shares	$—	$—	$—	$(4,985)	$—	$(2,644)
Class C Shares
Proceeds from shares issued	$—	$—	$2,834	$1,006	$—	$—
Dividends reinvested	—	—	12,094	216	—	—
Cost of shares redeemed	—	—	(5,428)	(9,717)	—	—
Total Class C Shares	$—	$—	$9,500	$(8,495)	$—	$—
Class K Shares
Proceeds from shares issued	$—	$—	$—	$—	$—	$339
Dividends reinvested	—	—	—	—	—	27
Cost of shares redeemed	—	—	—	—	—	(10,556)
Total Class K Shares	$—	$—	$—	$—	$—	$(10,190)
Class R Shares
Proceeds from shares issued	$—	$—	$120	$459	$1,523	$5,864
Dividends reinvested	—	—	130	3	1,384	1,238
Cost of shares redeemed	—	—	(454)	(228)	(2,220)	(6,721)
Total Class R Shares	$—	$—	$(204)	$234	$687	$381
Class R6 Shares (a)
Proceeds from shares issued	$249	$3,706	$—	$—	$—	$—
Dividends reinvested	15	—	—	—	—	—
Cost of shares redeemed	(387)	(11)	—	—	—	—
Total Class R6 Shares	$(123)	$3,695	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$1,920	$12,359	$1,673	$5,006	$1,295	$8,821
Dividends reinvested	74	640	3,098	55	3,637	3,664
Cost of shares redeemed	(852)	(2,739)	(4,172)	(6,321)	(3,921)	(8,153)
Total Class Y Shares	$1,142	$10,260	$599	$(1,260)	$1,011	$4,332
Change in net assets from capital transactions	$1,120	$14,000	$49,305	$(60,292)	$11,169	$(6,131)

(a)  Class R6 Shares for Integrity Small/Mid-Cap Value Fund commenced operations on March 4, 2015.

(continues on next page)

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	14	10	249	447	481	1,207
Reinvested	— (a)	2	1,444	23	863	727
Redeemed	(6)	(9)	(551)	(1,533)	(842)	(1,835)
Total Class A Shares	8	3	1,142	(1,063)	502	99
Class B Shares
Issued	—	—	—	—	—	—
Reinvested	—	—	—	—	—	—
Redeemed	—	—	—	(142)	—	(118)
Total Class B Shares	—	—	—	(142)	—	(118)
Class C Shares
Issued	—	—	87	27	—	—
Reinvested	—	—	389	6	—	—
Redeemed	—	—	(146)	(261)	—	—
Total Class C Shares	—	—	330	(228)	—	—
Class K Shares
Issued	—	—	—	—	—	15
Reinvested	—	—	—	—	—	1
Redeemed	—	—	—	—	—	(455)
Total Class K Shares	—	—	—	—	—	(439)
Class R Shares
Issued	—	—	3	11	71	256
Reinvested	—	—	4	— (a)	68	55
Redeemed	—	—	(11)	(5)	(101)	(296)
Total Class R Shares	—	—	(4)	6	38	15
Class R6 Shares (b)
Issued	19	254	—	—	—	—
Reinvested	1	—	—	—	—	—
Redeemed	(29)	(1)	—	—	—	—
Total Class R6 Shares	(9)	253	—	—	—	—
Class Y Shares
Issued	145	869	38	114	59	377
Reinvested	6	45	79	1	178	162
Redeemed	(63)	(189)	(93)	(142)	(179)	(358)
Total Class Y Shares	88	725	24	(27)	58	181
Change in Shares	87	981	1,492	(1,454)	598	(262)

(a)  Rounds to less than 1.

(b)  Class R6 Shares for Integrity Small/Mid-Cap Value Fund commenced operations on March 4, 2015.

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	For the period May 1, 2015(a) through June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$5,924	$(5,646)	$(10)	$(2)	$15	$34
Net realized gains (losses) from investment securities transactions	204,018	687,045	(62)	(7)	(72)	(2)
Net change in unrealized appreciation/depreciation on investments	(795,461)	(62,791)	(532)	187	(421)	63
Change in net assets resulting from operations	(585,519)	618,608	(604)	178	(478)	95
Distributions to Shareholders:
From net investment income:
Class A Shares	—	— (b)	—	—	(2)	(2)
Class C Shares	—	— (b)	—	—	—	—
Class R6 Shares	—	(314)	—	—	—	—
Class Y Shares	—	(1,261)	—	—	(25)	(23)
From net realized gains:
Class A Shares	(107,208)	(137,794)	—	—	—	—
Class C Shares	(24,639)	(29,082)	—	—	—	—
Class R Shares	(4,845)	(6,573)	—	—	—	—
Class R6 Shares	(74,973)	(58,709)	—	—	—	—
Class Y Shares	(337,684)	(420,405)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(549,349)	(654,138)	—	—	(27)	(25)
Change in net assets from capital transactions	409,707	86,501	362	4,272	(63)	1,721
Change in net assets	(725,161)	50,971	(242)	4,450	(568)	1,791
Net Assets:
Beginning of period	6,338,816	6,287,845	4,450	—	4,238	2,447
End of period	$5,613,655	$6,338,816	$4,208	$4,450	$3,670	$4,238
Accumulated undistributed (distributions in excess of) net investment income	$2,448	$(3,476)	$(10)	$—	$3	$15

(a)  Commencement of operations.

(b)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	For the Period May 1, 2015(a) through June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$100,472	$210,738	$1	$50	$102	$155
Dividends reinvested	93,158	119,925	—	—	2	2
Cost of shares redeemed	(168,421)	(507,615)	—	—	(107)	(29)
Total Class A Shares	$25,209	$(176,952)	$1	$50	$(3)	$128
Class B Shares
Proceeds from shares issued	$—	$—	$—	$—	$—	$—
Dividends reinvested	—	—	—	—	—	—
Cost of shares redeemed	—	(6,560)	—	—	—	—
Total Class B Shares	$—	$(6,560)	$—	$—	$—	$—
Class C Shares
Proceeds from shares issued	$9,925	$20,898	$—	$—	$—	$—
Dividends reinvested	19,870	22,940	—	—	—	—
Cost of shares redeemed	(16,417)	(31,370)	—	—	—	—
Total Class C Shares	$13,378	$12,468	$—	$—	$—	$—
Class I Shares
Proceeds from shares issued	$—	$—	$443	$4,172	$—	$—
Cost of shares redeemed	—	—	(82)	—	—	—
Total Class I Shares	$—	$—	$361	$4,172	$—	$—
Class K Shares
Proceeds from shares issued	$—	$165	$—	$—	$—	$—
Cost of shares redeemed	—	(12,251)	—	—	—	—
Total Class K Shares	$—	$(12,086)	$—	$—	$—	$—
Class R Shares
Proceeds from shares issued	$6,203	$15,297	$—	$—	$—	$—
Dividends reinvested	4,641	6,313	—	—	—	—
Cost of shares redeemed	(13,263)	(27,291)	—	—	—	—
Total Class R Shares	$(2,419)	$(5,681)	$—	$—	$—	$—
Class R6 Shares
Proceeds from shares issued	$208,938	$347,480	$—	$—	$—	$—
Dividends reinvested	73,138	57,633	—	—	—	—
Cost of shares redeemed	(70,944)	(154,330)	—	—	—	—
Total Class R6 Shares	$211,132	$250,783	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$347,737	$906,650	$—	$50	$59	$2,295
Dividends reinvested	313,081	387,886	—	—	24	21
Cost of shares redeemed	(498,411)	(1,270,007)	—	—	(143)	(723)
Total Class Y Shares	$162,407	$24,529	$—	$50	$(60)	$1,593
Change in net assets from capital transactions	$409,707	$86,501	$362	$4,272	$(63)	$1,721

(a)  Commencement of operations.

(continues on next page)

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund			Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015		For the Period May 1, 2015(a) through June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)			(Unaudited)
Share Transactions:
Class A Shares
Issued	2,489	4,859	—	(b)	5	10	13
Reinvested	2,586	2,870	—		—	— (b)	— (b)
Redeemed	(4,176)	(11,681)	—		—	(11)	(3)
Total Class A Shares	899	(3,952)	—	(b)	5	(1)	10
Class B Shares
Issued	—	—	—		—	—	—
Reinvested	—	—	—		—	—	—
Redeemed	—	(169)	—		—	—	—
Total Class B Shares	—	(169)	—		—	—	—
Class C Shares
Issued	289	543	—		—	—	—
Reinvested	631	615	—		—	—	—
Redeemed	(464)	(802)	—		—	—	—
Total Class C Shares	456	356	—		—	—	—
Class I Shares
Issued	—	—	46		415	—	—
Redeemed	—	—	(9)		—	—	—
Total Class I Shares	—	—	37		415	—	—
Class K Shares
Issued	—	4	—		—	—	—
Redeemed	—	(279)	—		—	—	—
Total Class K Shares	—	(275)	—		—	—	—
Class R Shares
Issued	157	362	—		—	—	—
Reinvested	133	155	—		—	—	—
Redeemed	(343)	(646)	—		—	—	—
Total Class R Shares	(53)	(129)	—		—	—	—
Class R6 Shares
Issued	4,848	7,808	—		—	—	—
Reinvested	1,936	1,327	—		—	—	—
Redeemed	(1,676)	(3,390)	—		—	—	—
Total Class R6 Shares	5,108	5,745	—		—	—	—
Class Y Shares
Issued	8,274	20,163	—		5	6	204
Reinvested	8,347	8,973	—		—	2	2
Redeemed	(11,980)	(28,288)	—		—	(13)	(63)
Total Class Y Shares	4,641	848	—		5	(5)	143
Change in Shares	11,051	2,424	37		425	(6)	153

(a)  Commencement of operations.

(b)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$67	$413	$1,120	$4,939	$1,864	$3,575
Net realized gains (losses) from investment securities transactions and foreign currency translations	(81)	1,426	161	24,586	(227)	300
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,298)	(2,409)	(26,281)	(10,732)	(3,401)	(3,967)
Change in net assets resulting from operations	(2,312)	(570)	(25,000)	18,793	(1,764)	(92)
Distributions to Shareholders:
From net investment income:
Class A Shares	(84)	(59)	(862)	(378)	(280)	(611)
Class B Shares	—	—	—	—	—	(1)
Class C Shares	(9)	(4)	(22)	(20)	(43)	(84)
Class I Shares	(4)	— (a)	(4,210)	(3,446)	—	—
Class K Shares	—	—	—	—	—	(68)
Class R6 Shares	(32)	— (b)	(85)	(43)	(22)	(14	)(b)
Class Y Shares	(257)	(250)	(2,183)	(2,089)	(1,557)	(2,256)
From net realized gains:
Class A Shares	—	—	(1,144)	—	—	—
Class C Shares	—	—	(70)	—	—	—
Class I Shares	—	—	(4,244)	—	—	—
Class R6 Shares	—	—	(95)	—	—	—
Class Y Shares	—	—	(2,445)	—	—	—
Change in net assets resulting from distributions to shareholders	(386)	(313)	(15,360)	(5,976)	(1,902)	(3,034)
Change in net assets from capital transactions	(3,717)	(152)	144,436	169,237	(891)	23,802
Change in net assets	(6,415)	(1,035)	104,076	182,054	(4,557)	20,676
Net Assets:
Beginning of period	28,034	29,069	568,196	386,142	112,858	92,182
End of period	$21,619	$28,034	$672,272	$568,196	$108,301	$112,858
Accumulated undistributed (distributions in excess of) net investment income	$(249)	$70	$(4,967)	$1,275	$1,243	$1,281

(a)  Rounds to less than $1.

(b)  Commenced operations on March 4, 2015.
See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$635	$636	$53,977	$54,020	$547	$2,977
Dividends reinvested	68	48	1,808	292	225	482
Cost of shares redeemed	(753)	(775)	(22,193)	(11,648)	(2,567)	(8,687)
Total Class A Shares	$(50)	$(91)	$33,592	$42,664	$(1,795)	$(5,228)
Class B Shares
Proceeds from shares issued	$—	$—	$—	$—	$—	$— (a)
Dividends reinvested	—	—	—	—	—	1
Cost of shares redeemed	—	—	—	—	—	(337)
Total Class B Shares	$—	$—	$—	$—	$—	$(336)
Class C Shares
Proceeds from shares issued	$4	$196	$1,883	$2,814	$295	$393
Dividends reinvested	5	2	83	16	31	57
Cost of shares redeemed	(65)	(240)	(413)	(617)	(556)	(1,678)
Total Class C Shares	$(56)	$(42)	$1,553	$2,213	$(230)	$(1,228)
Class I Shares
Proceeds from shares issued	$23	$246	$68,799	$92,233	$—	$—
Dividends reinvested	4	— (a)	2,916	561	—	—
Cost of shares redeemed	(78)	—	(12,608)	(8,040)	—	—
Total Class I Shares	$(51)	$246	$59,107	$84,754	$—	$—
Class K Shares
Proceeds from shares issued	$—	$—	$—	$—	$—	$35
Dividends reinvested	—	—	—	—	—	29
Cost of shares redeemed	—	—	—	—	—	(8,213)
Total Class K Shares	$—	$—	$—	$—	$—	$(8,149)
Class R6 Shares (b)
Proceeds from shares issued	$327	$1,853	$3,422	$5,924	$1,142	$1,502
Dividends reinvested	32	—	181	43	22	14
Cost of shares redeemed	(328)	(66)	(680)	(1,258)	(462)	(68)
Total Class R6 Shares	$31	$1,787	$2,923	$4,709	$702	$1,448
Class Y Shares
Proceeds from shares issued	$73	$1,141	$67,069	$108,763	$3,449	$46,756
Dividends reinvested	235	236	4,026	1,952	1,284	1,985
Cost of shares redeemed	(3,899)	(3,429)	(23,834)	(75,818)	(4,301)	(11,446)
Total Class Y Shares	$(3,591)	$(2,052)	$47,261	$34,897	$432	$37,295
Change in net assets from capital transactions	$(3,717)	$(152)	$144,436	$169,237	$(891)	$23,802

(a)  Rounds to less than $1.

(b)  Class R6 Shares for Trivalent International Fund-Core Equity and INCORE Total Return Bond Fund commenced operations on March 4, 2015.

(continues on next page)

See notes to financial statements.

Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Six Months Ended December 31, 2015	Year Ended June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	93	91	4,713	4,711	57	298
Reinvested	11	7	161	28	23	48
Redeemed	(115)	(112)	(1,981)	(1,043)	(265)	(868)
Total Class A Shares	(11)	(14)	2,893	3,696	(185)	(522)
Class B Shares
Issued	—	—	—	—	—	— (a)
Reinvested	—	—	—	—	—	— (a)
Redeemed	—	—	—	—	—	(34)
Total Class B Shares	—	—	—	—	—	(34)
Class C Shares
Issued	1	28	168	248	30	38
Reinvested	1	— (a)	8	2	3	6
Redeemed	(11)	(34)	(37)	(57)	(57)	(166)
Total Class C Shares	(9)	(6)	139	193	(24)	(122)
Class I Shares
Issued	3	35	6,018	7,872	—	—
Reinvested	1	—	259	53	—	—
Redeemed	(12)	—	(1,097)	(711)	—	—
Total Class I Shares	(8)	35	5,180	7,214	—	—
Class K Shares
Issued	—	—	—	—	—	3
Reinvested	—	—	—	—	—	3
Redeemed	—	—	—	—	—	(821)
Total Class K Shares	—	—	—	—	—	(815)
Class R6 Shares (b)
Issued	49	257	296	533	121	150
Reinvested	5	—	16	4	2	1
Redeemed	(51)	(9)	(59)	(113)	(48)	(7)
Total Class R6 Shares	3	248	253	424	75	144
Class Y Shares
Issued	11	162	5,879	9,615	356	4,668
Reinvested	37	36	358	184	133	198
Redeemed	(590)	(494)	(2,105)	(6,822)	(445)	(1,143)
Total Class Y Shares	(542)	(296)	4,132	2,977	44	3,723
Change in Shares	(567)	(33)	12,597	14,504	(90)	2,374

(a)  Rounds to less than 1.

(b)  Class R6 Shares for Trivalent International Fund-Core Equity and INCORE Total Return Bond Fund commenced operations on March 4, 2015.

See notes to financial statements.

  Statement of Cash Flows

Victory Portfolios  For the Six Months Ended December 31, 2015

(Amounts in Thousands)  (Unaudited)

INCORE Total Return Bond Fund
Increase/(Decrease) in Cash — Cash Flows from Operating Activities:
Net decrease in net assets from operations	$(1,764)
Adjustments to reconcile net assets from operations to net cash used in operating activities:
Purchases of investments	(229,627)
Proceeds from disposition and paydowns of investments	225,643
Net purchases, sales and maturities of short-term investments	216
Net amortization/accretion on investments	154
Deposits with brokers for futures contracts	228
Interest and dividends receivable	(64)
Receivable from advisor	28
Prepaids and other assets	(18)
Payments for futures contracts transactions	(294)
Payable for investments purchased	(34,006)
Payable for deferred mortgage dollar rolls	24
Payable to administrator	8
Payable for distribution fees	(1)
Accounts payable and accrued expenses	(11)
Net realized loss from investments	227
Change in unrealized appreciation/depreciation from investments	3,401
Net cash used in operating activities	(35,864)
Cash Flows from Financing Activities:
Payments for mortgage dollar rolls purchases	39,169
Proceeds from shares sold	5,428
Payments on shares redeemed	(8,393)
Cash dividends paid (excluding reinvest of dividends of $1,562)	(340)
Net cash provided by financing activities	35,864
Net change in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$38.13	$37.51	$35.12	$32.55	$30.53	$22.02
Investment Activities:
Net investment income (loss) (a)	0.06	(0.24)	(0.38)	(0.15)	(0.34)	(0.17)
Net realized and unrealized gains (losses) on investments	(3.10)	4.22	8.01	7.92	2.36	8.68
Total from Investment Activities	(3.04)	3.98	7.63	7.77	2.02	8.51
Distributions:
Net realized gains from investments	(2.65)	(3.36)	(5.24)	(5.20)	—	—
Total Distributions	(2.65)	(3.36)	(5.24)	(5.20)	—	—
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$32.44	$38.13	$37.51	$35.12	$32.55	$30.53
Total Return (excludes sales charge) (c)	(8.11)%	11.32%	21.75%	27.36%	6.62%	38.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$53,523	$60,621	$82,905	$62,982	$49,064	$56,726
Ratio of net expenses to average net assets (d)	1.61%	1.70%	1.83%	1.93%	2.04%	2.10%
Ratio of net investment income (loss) to average net assets (d)	0.32%	(0.66)%	(1.00)%	(0.47)%	(1.15)%	(0.63)%
Ratio of gross expenses to average net assets (d)	1.61%	1.70%	1.83%	1.93%	2.04%	2.10%
Portfolio turnover (e)	22%	38%	62%	58%	56%	67%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class C Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$30.85	$31.20	$30.16	$28.84	$27.26	$19.80
Investment Activities:
Net investment loss (a)	(0.07)	(0.43)	(0.55)	(0.35)	(0.49)	(0.33)
Net realized and unrealized gains (losses) on investments	(2.49)	3.44	6.83	6.87	2.07	7.79
Total from Investment Activities	(2.56)	3.01	6.28	6.52	1.58	7.46
Distributions:
Net realized gains from investments	(2.65)	(3.36)	(5.24)	(5.20)	—	—
Total Distributions	(2.65)	(3.36)	(5.24)	(5.20)	—	—
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$25.64	$30.85	$31.20	$30.16	$28.84	$27.26
Total Return (excludes contingent deferred sales charge) (c)	(8.47)%	10.41%	20.86%	26.43%	5.80%	37.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,738	$16,989	$17,532	$13,767	$12,220	$13,933
Ratio of net expenses to average net assets (d)	2.40%	2.50%	2.58%	2.69%	2.79%	2.85%
Ratio of net investment loss to average net assets (d)	(0.48)%	(1.45)%	(1.75)%	(1.22)%	(1.90)%	(1.37)%
Ratio of gross expenses to average net assets (d)	2.40%	2.50%	2.58%	2.69%	2.79%	2.85%
Portfolio turnover (e)	22%	38%	62%	58%	56%	67%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class R Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$37.21	$36.81	$34.63	$32.23	$30.31	$21.91
Investment Activities:
Net investment loss (a)	(0.02)	(0.36)	(0.46)	(0.24)	(0.41)	(0.23)
Net realized and unrealized gains (losses) on investments	(3.02)	4.12	7.88	7.84	2.33	8.63
Total from Investment Activities	(3.04)	3.76	7.42	7.60	1.92	8.40
Distributions:
Net realized gains from investments	(2.65)	(3.36)	(5.24)	(5.20)	—	—
Total Distributions	(2.65)	(3.36)	(5.24)	(5.20)	—	—
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$31.52	$37.21	$36.81	$34.63	$32.23	$30.31
Total Return (c)	(8.31)%	10.88%	21.46%	27.09%	6.33%	38.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,219	$1,232	$921	$355	$251	$317
Ratio of net expenses to average net assets (d)	2.07%	2.08%	2.08%	2.18%	2.30%	2.35%
Ratio of net investment loss to average net assets (d)	(0.14)%	(1.00)%	(1.24)%	(0.75)%	(1.41)%	(0.85)%
Ratio of gross expenses to average net assets (d)	2.46%	2.75%	2.08%	2.18%	2.30%	2.35%
Portfolio turnover (e)	22%	38%	62%	58%	56%	67%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$40.52	$39.55	$36.72	$33.72	$31.55	$22.70
Investment Activities:
Net investment income (loss) (a)	0.11	(0.15)	(0.29)	(0.07)	(0.27)	(0.10)
Net realized and unrealized gains (losses) on investments	(3.28)	4.48	8.36	8.27	2.44	8.95
Total from Investment Activities	(3.17)	4.33	8.07	8.20	2.17	8.85
Distributions:
Net realized gains from investments	(2.65)	(3.36)	(5.24)	(5.20)	—	—
Total Distributions	(2.65)	(3.36)	(5.24)	(5.20)	—	—
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$34.70	$40.52	$39.55	$36.72	$33.72	$31.55
Total Return (c)	(7.95)%	11.60%	22.08%	27.68%	6.88%	38.99%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$30,773	$36,217	$22,279	$12,107	$12,273	$12,457
Ratio of net expenses to average net assets (d)	1.32%	1.45%	1.58%	1.69%	1.79%	1.85%
Ratio of net investment income (loss) to average net assets (d)	0.59%	(0.39)%	(0.75)%	(0.20)%	(0.89)%	(0.36)%
Ratio of gross expenses to average net assets (d)	1.32%	1.45%	1.58%	1.69%	1.79%	1.85%
Portfolio turnover (e)	22%	38%	62%	58%	56%	67%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.54	$15.83	$12.59	$9.82	$10.00
Investment Activities:
Net investment income (loss) (b)	0.06	(0.02)	(0.04)	(0.02)	0.02
Net realized and unrealized gains (losses) on investments	(1.06)	0.16	3.56	2.80	(0.19)
Total from Investment Activities	(1.00)	0.14	3.52	2.78	(0.17)
Distributions:
Net investment income	(0.04)	—	—	(0.01)	(0.01)
Net realized gains from investments	(0.13)	(0.43)	(0.28)	—	—
Total Distributions	(0.17)	(0.43)	(0.28)	(0.01)	(0.01)
Net Asset Value, End of Period	$14.37	$15.54	$15.83	$12.59	$9.82
Total Return (excludes sales charge) (c)	(6.49)%	0.84%	28.20%	28.37%	(1.70)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,339	$10,396	$4,283	$434	$107
Ratio of net expenses to average net assets (d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	0.74%	(0.14)%	(0.27)%	(0.20)%	0.22%
Ratio of gross expenses to average net assets (d)	1.64%	2.10%	4.75%	9.29%	113.21%
Portfolio turnover (e)	23%	58%	51%	82%	46%

(a)  Class A Shares of the Fund commenced operations on July 1, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Integrity Mid-Cap Value Fund
Class R6 Shares
Period Ended December 31, 2015(a)
(Unaudited)
Net Asset Value, Beginning of Period	$14.57
Investment Activities:
Net investment income (b)	0.02
Net realized and unrealized gains on investments	0.07
Total from Investment Activities	0.09
Distributions:
Net investment income	(0.08)
Net realized gains from investments	(0.13)
Total Distributions	(0.21)
Net Asset Value, End of Period	$14.45
Total Return (c)	1.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$585
Ratio of net expenses to average net assets (d)	1.89%
Ratio of net investment income to average net assets (d)	3.09%
Ratio of gross expenses to average net assets (d)	3.84%
Portfolio turnover (e)	23%

(a)  Class R6 Shares of the Fund commenced operations on December 15, 2015.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.65	$15.89	$12.61	$9.83	$10.00
Investment Activities:
Net investment income (loss) (b)	0.09	0.01	(0.01)	0.01	0.06
Net realized and unrealized gains (losses) on investments	(1.08)	0.18	3.57	2.81	(0.21)
Total from Investment Activities	(0.99)	0.19	3.56	2.82	(0.15)
Distributions:
Net investment income	(0.05)	—	—	(0.04)	(0.02)
Net realized gains from investments	(0.13)	(0.43)	(0.28)	—	—
Total Distributions	(0.18)	(0.43)	(0.28)	(0.04)	(0.02)
Net Asset Value, End of Period	$14.48	$15.65	$15.89	$12.61	$9.83
Total Return (c)	(6.39)%	1.15%	28.48%	28.76%	(1.48)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,590	$4,507	$3,133	$2,630	$1,723
Ratio of net expenses to average net assets (d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (d)	1.15%	0.08%	(0.09)%	0.13%	0.58%
Ratio of gross expenses to average net assets (d)	1.25%	1.75%	4.80%	9.68%	28.48%
Portfolio turnover (e)	23%	58%	51%	82%	46%

(a)  Class Y Shares of the Fund commenced operations on July 1, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012		Period Ended June 30, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.48	$32.77	$25.95	$20.17	$20.84		$20.78
Investment Activities:
Net investment income (loss) (b)	0.08	(0.03)	(0.13)	0.05	—	(c)	(0.04)
Net realized and unrealized gains (losses) on investments	(2.77)	0.74	6.97	5.73	(0.67)		0.10
Total from Investment Activities	(2.69)	0.71	6.84	5.78	(0.67)		0.06
Distributions:
Net investment income	—	—	(0.02)	—	—		—
Net realized gains from investments	(0.46)	—	—	—	—		—
Total Distributions	(0.46)	—	(0.02)	—	—		—
Short-term trading fees	—	—	—	—	—	(c)	— (c)
Net Asset Value, End of Period	$30.33	$33.48	$32.77	$25.95	$20.17		$20.84
Total Return (excludes sales charge) (d)	(8.05)%	2.17%	26.36%	28.66%	(3.21)%		0.29%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$231,033	$246,351	$168,289	$106,502	$94,305		$133,177
Ratio of net expenses to average net assets (e)	1.50%	1.50%	1.50%	1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets (e)	0.52%	(0.08)%	(0.44)%	0.22%	—	%(f)	(0.52)%
Ratio of gross expenses to average net assets (e)	1.55%	1.53%	1.52%	1.59%	1.63%		1.54%
Portfolio turnover (g)	19%	38%	92%	57%	51%		14%

(a)  Data shown is for the period March 1, 2011 to June 30, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Amount is less than 0.005%.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class C Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Period Ended June 30, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$30.45	$30.03	$23.94	$18.75	$19.51	$19.68
Investment Activities:
Net investment (loss) (b)	(0.03)	(0.25)	(0.33)	(0.10)	(0.13)	(0.04)
Net realized and unrealized gains (losses) on investments	(2.52)	0.67	6.42	5.29	(0.63)	(0.13)
Total from Investment Activities	(2.55)	0.42	6.09	5.19	(0.76)	(0.17)
Distributions:
Net realized gains from investments	(0.46)	—	—	—	—	—
Total Distributions	(0.46)	—	—	—	—	—
Short-term trading fees	—	—	—	—	— (c)	—
Net Asset Value, End of Period	$27.44	$30.45	$30.03	$23.94	$18.75	$19.51
Total Return (excludes contingent deferred sales charge) (d)	(8.39)%	1.40%	25.44%	27.68%	(3.90)%	(0.86)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$28,123	$28,090	$25,035	$18,642	$17,761	$23,237
Ratio of net expenses to average net assets (e)	2.20%	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (e)	(0.17)%	(0.85)%	(1.20)%	(0.49)%	(0.73)%	(1.52)%
Ratio of gross expenses to average net assets (e)	2.20%	2.25%	2.28%	2.34%	2.39%	2.32%
Portfolio turnover (f)	19%	38%	92%	57%	51%	14%

(a)  Class C Shares of the Fund commenced operations on May 14, 2011.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class R Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Period Ended June 30, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.00	$32.29	$25.61	$19.96	$20.67	$20.83
Investment Activities:
Net investment loss (b)	(0.03)	(0.12)	(0.21)	(0.02)	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	(2.74)	0.83	6.89	5.67	(0.66)	(0.13)
Total from Investment Activities	(2.77)	0.71	6.68	5.65	(0.71)	(0.16)
Distributions:
Net realized gains from investments	(0.46)	—	—	—	—	—
Total Distributions	(0.46)	—	—	—	—	—
Short-term trading fees	—	—	—	—	— (c)	—
Net Asset Value, End of Period	$29.77	$33.00	$32.29	$25.61	$19.96	$20.67
Total Return (d)	(8.41)%	2.20%	26.08%	28.31%	(3.43)%	(0.77)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,224	$11,850	$5,350	$651	$496	$597
Ratio of net expenses to average net assets (e)	2.27%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets (e)	(0.20)%	(0.37)%	(0.70)%	(0.11)%	(0.27)%	(1.02)%
Ratio of gross expenses to average net assets (e)	2.49%	2.02%	1.75%	1.83%	1.89%	1.82%
Portfolio turnover (f)	19%	38%	92%	57%	51%	14%

(a)  Class R Shares of the Fund commenced operations on May 14, 2011.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$34.31	$33.43	$26.41	$20.46	$18.96
Investment Activities:
Net investment income (loss) (b)	0.18	0.13	(0.01)	0.09	0.01
Net realized and unrealized gains (losses) on investments	(2.85)	0.75	7.11	5.86	1.49
Total from Investment Activities	(2.67)	0.88	7.10	5.95	1.50
Distributions:
Net investment income	(0.05)	—	(0.08)	— (c)	—
Net realized gains from investments	(0.46)	—	—	—	—
Total Distributions	(0.51)	—	(0.08)	—	—
Net Asset Value, End of Period	$31.13	$34.31	$33.43	$26.41	$20.46
Total Return (d)	(7.80)%	2.63%	26.89%	29.11%	7.91%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$540,914	$423,831	$286,897	$19,560	$27
Ratio of net expenses to average net assets (e)	1.00%	1.04%	1.07%	1.13%	1.10%
Ratio of net investment income (loss) to average net assets (e)	1.09%	0.37%	(0.02)%	0.39%	0.42%
Ratio of gross expenses to average net assets (e)	1.00%	1.04%	1.07%	1.14%	1.10%
Portfolio turnover (f)	19%	38%	92%	57%	51%

(a)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Period Ended June 30, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$34.15	$33.33	$26.35	$20.46	$21.08	$21.01
Investment Activities:
Net investment income (loss) (b)	0.14	0.07	(0.06)	0.12	0.06	(0.02)
Net realized and unrealized gains (losses) on investments	(2.84)	0.75	7.10	5.80	(0.68)	0.09
Total from Investment Activities	(2.70)	0.82	7.04	5.92	(0.62)	0.07
Distributions:
Net investment income	— (c)	—	(0.06)	(0.03)	—	—
Net realized gains from investments	(0.46)	—	—	—	—	—
Total Distributions	(0.46)	—	(0.06)	(0.03)	—	—
Short-term trading fees	—	—	—	—	— (c)	— (c)
Net Asset Value, End of Period	$30.99	$34.15	$33.33	$26.35	$20.46	$21.08
Total Return (d)	(7.91)%	2.46%	26.72%	28.94%	(2.94)%	0.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$713,421	$726,193	$537,362	$300,839	$202,198	$163,354
Ratio of net expenses to average net assets (e)	1.16%	1.20%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (e)	0.87%	0.22%	(0.19)%	0.50%	0.28%	(0.30)%
Ratio of gross expenses to average net assets (e)	1.16%	1.20%	1.27%	1.33%	1.39%	1.32%
Portfolio turnover (f)	19%	38%	92%	57%	51%	14%

(a)  Data shown is for the period March 1, 2011 to June 30, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.08	$15.15	$12.18	$9.81	$10.00
Investment Activities:
Net investment income (loss) (b)	0.06	(0.05)	(0.08)	0.01	0.01
Net realized and unrealized gains (losses) on investments	(1.34)	(0.14)	3.27	2.39	(0.19)
Total from Investment Activities	(1.28)	(0.19)	3.19	2.40	(0.18)
Distributions:
Net investment income	(0.03)	—	—	(0.03)	(0.01)
Net realized gains from investments	—	(0.88)	(0.22)	—	—
Total Distributions	(0.03)	(0.88)	(0.22)	(0.03)	(0.01)
Net Asset Value, End of Period	$12.77	$14.08	$15.15	$12.18	$9.81
Total Return (excludes sales charge) (c)	(9.08)%	(1.34)%	26.29%	24.52%	(1.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$566	$516	$511	$301	$185
Ratio of net expenses to average net assets (d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	0.84%	(0.35)%	(0.55)%	0.09%	0.11%
Ratio of gross expenses to average net assets (d)	3.40%	3.71%	3.60%	36.42%	134.94%
Portfolio turnover (e)	23%	57%	50%	58%	58%

(a)  Class A Shares of the Fund commenced operations on July 1, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2015	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.17	$14.41
Investment Activities:
Net investment income (b)	0.07	0.02
Net realized and unrealized losses on investments	(1.34)	(0.26)
Total from Investment Activities	(1.27)	(0.24)
Distributions:
Net investment income	(0.06)	—
Total Distributions	(0.06)	—
Net Asset Value, End of Period	$12.84	$14.17
Total Return (c)	(8.94)%	(1.67)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,138	$3,586
Ratio of net expenses to average net assets (d)	1.21%	1.21%
Ratio of net investment income to average net assets (d)	1.06%	0.48%
Ratio of gross expenses to average net assets (d)	1.49%	3.21%
Portfolio turnover (e)	23%	57%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.16	$15.20	$12.19	$9.83	$10.00
Investment Activities:
Net investment income (loss) (b)	0.07	(0.01)	(0.04)	— (c)	0.03
Net realized and unrealized gains (losses) on investments	(1.34)	(0.15)	3.27	2.42	(0.18)
Total from Investment Activities	(1.27)	(0.16)	3.23	2.42	(0.15)
Distributions:
Net investment income	(0.05)	—	—	(0.06)	(0.02)
Net realized gains from investments	—	(0.88)	(0.22)	—	—
Total Distributions	(0.05)	(0.88)	(0.22)	(0.06)	(0.02)
Net Asset Value, End of Period	$12.84	$14.16	$15.20	$12.19	$9.83
Total Return (d)	(8.96)%	(1.14)%	26.60%	24.69%	(1.51)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,192	$18,821	$9,184	$6,969	$98
Ratio of net expenses to average net assets (e)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (e)	1.04%	(0.04)%	(0.30)%	0.01%	0.34%
Ratio of gross expenses to average net assets (e)	1.30%	1.70%	3.35%	4.93%	142.51%
Portfolio turnover (f)	23%	57%	50%	58%	58%

(a)  Class Y Shares of the Fund commenced operations on July 1, 2011.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$44.91	$40.23	$30.81	$27.78	$29.44	$21.81
Investment Activities:
Net investment loss (a)	(0.02)	(0.12)	(0.15)	(0.01)	(0.10)	(0.22)
Net realized and unrealized gains (losses) on investments	(0.87)	4.93	9.57	3.04	(0.23)	7.85
Total from Investment Activities	(0.89)	4.81	9.42	3.03	(0.33)	7.63
Distributions:
Net realized gains from investments	(7.80)	(0.13)	—	—	(1.33)	—
Total Distributions	(7.80)	(0.13)	—	—	(1.33)	—
Short-term trading fees	—	—	—	—	— (b)	—
Net Asset Value, End of Period	$36.22	$44.91	$40.23	$30.81	$27.78	$29.44
Total Return (excludes sales charge) (c)	(2.29)%	11.96%	30.57%	10.91%	(0.61)%	34.92%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$346,432	$378,192	$381,584	$333,869	$349,704	$376,437
Ratio of net expenses to average net assets (d)	1.53%	1.49%	1.63%	1.68%	1.68%	1.99%
Ratio of net investment loss to average net assets (d)	(0.10)%	(0.28)%	(0.41)%	(0.03)%	(0.38)%	(0.82)%
Ratio of gross expenses to average net assets (d)	1.53%	1.49%	1.63%	1.68%	1.68%	1.99%
Portfolio turnover (e)	63%	118%	124%	93%	82%	122%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$39.29	$35.50	$27.39	$24.89	$26.72	$19.95
Investment Activities:
Net investment loss (a)	(0.18)	(0.41)	(0.37)	(0.20)	(0.28)	(0.39)
Net realized and unrealized gains (losses) on investments	(0.74)	4.33	8.48	2.70	(0.22)	7.16
Total from Investment Activities	(0.92)	3.92	8.11	2.50	(0.50)	6.77
Distributions:
Net realized gains from investments	(7.80)	(0.13)	—	—	(1.33)	—
Total Distributions	(7.80)	(0.13)	—	—	(1.33)	—
Short-term trading fees	—	—	—	—	— (b)	—
Net Asset Value, End of Period	$30.57	$39.29	$35.50	$27.39	$24.89	$26.72
Total Return (excludes contingent deferred sales charge) (c)	(2.69)%	11.05%	29.61%	10.09%	(1.37)%	33.93%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$73,484	$81,474	$81,717	$70,994	$73,885	$84,204
Ratio of net expenses to average net assets (d)	2.37%	2.31%	2.38%	2.43%	2.43%	2.74%
Ratio of net investment loss to average net assets (d)	(0.95)%	(1.10)%	(1.16)%	(0.78)%	(1.13)%	(1.56)%
Ratio of gross expenses to average net assets (d)	2.38%	2.31%	2.38%	2.43%	2.43%	2.74%
Portfolio turnover (e)	63%	118%	124%	93%	82%	122%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class R Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$43.57	$39.18	$30.09	$27.20	$28.92	$21.48
Investment Activities:
Net investment loss (a)	(0.10)	(0.27)	(0.22)	(0.08)	(0.16)	(0.28)
Net realized and unrealized gains (losses) on investments	(0.83)	4.79	9.31	2.97	(0.23)	7.72
Total from Investment Activities	(0.93)	4.52	9.09	2.89	(0.39)	7.44
Distributions:
Net realized gains from investments	(7.80)	(0.13)	—	—	(1.33)	—
Total Distributions	(7.80)	(0.13)	—	—	(1.33)	—
Short-term trading fees	—	—	—	—	— (b)	—
Net Asset Value, End of Period	$34.84	$43.57	$39.18	$30.09	$27.20	$28.92
Total Return (c)	(2.45)%	11.51%	30.24%	10.63%	(0.84)%	34.57%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$773	$1,144	$800	$916	$752	$383
Ratio of net expenses to average net assets (d)	1.87%	1.88%	1.88%	1.93%	1.92%	2.22%
Ratio of net investment loss to average net assets (d)	(0.47)%	(0.65)%	(0.64)%	(0.27)%	(0.60)%	(1.03)%
Ratio of gross expenses to average net assets (d)	2.31%	2.19%	1.88%	1.93%	1.92%	2.22%
Portfolio turnover (e)	63%	118%	124%	93%	82%	122%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$47.10	$42.05	$32.13	$28.90	$30.48	$22.53
Investment Activities:
Net investment income (loss) (a)	0.08	0.02	(0.06)	0.07	(0.03)	(0.17)
Net realized and unrealized gains (losses) on investments	(0.91)	5.16	9.98	3.16	(0.22)	8.12
Total from Investment Activities	(0.83)	5.18	9.92	3.23	(0.25)	7.95
Distributions:
Net realized gains from investments	(7.80)	(0.13)	—	—	(1.33)	—
Total Distributions	(7.80)	(0.13)	—	—	(1.33)	—
Short-term trading fees	—	—	—	—	— (b)	—
Net Asset Value, End of Period	$38.47	$47.10	$42.05	$32.13	$28.90	$30.48
Total Return (c)	(2.05)%	12.32%	30.87%	11.21%	(0.36)%	35.29%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,668	$25,409	$23,806	$19,994	$26,138	$12,525
Ratio of net expenses to average net assets (d)	1.06%	1.16%	1.38%	1.43%	1.42%	1.76%
Ratio of net investment income (loss) to average net assets (d)	0.36%	0.04%	(0.15)%	0.21%	(0.12)%	(0.62)%
Ratio of gross expenses to average net assets (d)	1.06%	1.16%	1.38%	1.43%	1.42%	1.76%
Portfolio turnover (e)	63%	118%	124%	93%	82%	122%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$22.24	$22.75	$19.73	$18.88	$20.89	$18.22
Investment Activities:
Net investment income (a)	0.19	0.31	0.27	0.28	0.25	0.25
Net realized and unrealized gains (losses) on investments	(0.20)	1.24	4.30	3.10	0.46	5.05
Total from Investment Activities	(0.01)	1.55	4.57	3.38	0.71	5.30
Distributions:
Net investment income	(0.19)	(0.32)	(0.28)	(0.27)	(0.25)	(0.26)
Net realized gains from investments	(2.07)	(1.74)	(1.27)	(2.26)	(2.47)	(2.37)
Total Distributions	(2.26)	(2.06)	(1.55)	(2.53)	(2.72)	(2.63)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$19.97	$22.24	$22.75	$19.73	$18.88	$20.89
Total Return (excludes sales charge) (c)	(0.17)%	6.76%	23.73%	19.77%	4.69%	29.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$194,796	$205,737	$208,223	$194,601	$191,446	$231,167
Ratio of net expenses to average net assets (d)	0.60%	0.64%	0.73%	0.75%	0.80%	0.76%
Ratio of net investment income to average net assets (d)	1.70%	1.37%	1.28%	1.47%	1.30%	1.23%
Ratio of gross expenses to average net assets (d)	0.60%	0.64%	0.83%	0.85%	0.90%	0.86%
Portfolio turnover (e)	1%	4%	3%	5%	3%	5%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class R Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$22.23	$22.73	$19.71	$18.87	$20.88	$18.21
Investment Activities:
Net investment income (a)	0.14	0.22	0.20	0.21	0.18	0.18
Net realized and unrealized gains (losses) on investments	(0.20)	1.24	4.30	3.09	0.46	5.05
Total from Investment Activities	(0.06)	1.46	4.50	3.30	0.64	5.23
Distributions:
Net investment income	(0.16)	(0.22)	(0.21)	(0.20)	(0.18)	(0.19)
Net realized gains from investments	(2.07)	(1.74)	(1.27)	(2.26)	(2.47)	(2.37)
Total Distributions	(2.23)	(1.96)	(1.48)	(2.46)	(2.65)	(2.56)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$19.94	$22.23	$22.73	$19.71	$18.87	$20.88
Total Return (c)	(0.41)%	6.35%	23.33%	19.31%	4.32%	29.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,700	$14,423	$14,399	$13,050	$10,480	$8,332
Ratio of net expenses to average net assets (d)	1.04%	1.03%	1.08%	1.10%	1.16%	1.11%
Ratio of net investment income to average net assets (d)	1.26%	0.96%	0.94%	1.11%	0.94%	0.88%
Ratio of gross expenses to average net assets (d)	1.04%	1.03%	1.08%	1.10%	1.16%	1.11%
Portfolio turnover (e)	1%	4%	3%	5%	3%	5%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$22.33	$22.83	$19.80	$18.94	$20.94	$18.27
Investment Activities:
Net investment income (a)	0.21	0.36	0.31	0.31	0.27	0.28
Net realized and unrealized gains (losses) on investments	(0.19)	1.24	4.30	3.11	0.48	5.05
Total from Investment Activities	0.02	1.60	4.61	3.42	0.75	5.33
Distributions:
Net investment income	(0.22)	(0.36)	(0.31)	(0.30)	(0.28)	(0.29)
Net realized gains from investments	(2.07)	(1.74)	(1.27)	(2.26)	(2.47)	(2.37)
Total Distributions	(2.29)	(2.10)	(1.58)	(2.56)	(2.75)	(2.66)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$20.06	$22.33	$22.83	$19.80	$18.94	$20.94
Total Return (c)	(0.05)%	6.94%	23.88%	19.94%	4.89%	29.99%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$37,206	$40,122	$36,863	$31,188	$17,104	$14,154
Ratio of net expenses to average net assets (d)	0.39%	0.45%	0.58%	0.59%	0.65%	0.61%
Ratio of net investment income to average net assets (d)	1.91%	1.57%	1.44%	1.61%	1.43%	1.38%
Ratio of gross expenses to average net assets (d)	0.39%	0.45%	0.58%	0.59%	0.65%	0.61%
Portfolio turnover (e)	1%	4%	3%	5%	3%	5%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class A Shares
	Six Months Ended December 31, 2015		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$43.31		$43.91	$36.60	$29.99	$30.44	$22.01
Investment Activities:
Net investment loss (a)	—	(b)	(0.12)	(0.17)	(0.01)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	(3.96)		4.35	8.27	6.62	(0.37)	8.52
Total from Investment Activities	(3.96)		4.23	8.10	6.61	(0.45)	8.43
Distributions:
Net investment income	—		— (b)	—	—	—	—
Net realized gains from investments	(3.88)		(4.83)	(0.79)	—	—	—
Total Distributions	(3.88)		(4.83)	(0.79)	—	—	—
Short-term trading fees	—		—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$35.47		$43.31	$43.91	$36.60	$29.99	$30.44
Total Return (excludes sales charge) (c)	(9.27)%		10.03%	22.24%	22.04%	(1.48)%	38.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,069,358		$1,266,891	$1,457,999	$1,311,428	$1,231,903	$1,505,526
Ratio of net expenses to average net assets (d)	1.32%		1.32%	1.32%	1.33%	1.32%	1.33%
Ratio of net investment loss to average net assets (d)	—	%(e)	(0.27)%	(0.41)%	(0.04)%	(0.28)%	(0.32)%
Ratio of gross expenses to average net assets (d)	1.35%		1.33%	1.32%	1.33%	1.32%	1.33%
Portfolio turnover (f)	21%		27%	37%	25%	48%	65%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Amount is less than 0.005%.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class C Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$38.51	$39.81	$33.49	$27.65	$28.27	$20.60
Investment Activities:
Net investment loss (a)	(0.13)	(0.38)	(0.43)	(0.24)	(0.28)	(0.27)
Net realized and unrealized gains (losses) on investments	(3.51)	3.91	7.54	6.08	(0.34)	7.94
Total from Investment Activities	(3.64)	3.53	7.11	5.84	(0.62)	7.67
Distributions:
Net investment income	—	— (b)	—	—	—	—
Net realized gains from investments	(3.88)	(4.83)	(0.79)	—	—	—
Total Distributions	(3.88)	(4.83)	(0.79)	—	—	—
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$30.99	$38.51	$39.81	$33.49	$27.65	$28.27
Total Return (excludes contingent deferred sales charge) (c)	(9.60)%	9.26%	21.34%	21.12%	(2.19)%	37.23%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$218,023	$253,359	$247,748	$214,548	$198,296	$245,023
Ratio of net expenses to average net assets (d)	2.01%	2.02%	2.07%	2.08%	2.07%	2.08%
Ratio of net investment loss to average net assets (d)	(0.69)%	(0.96)%	(1.16)%	(0.79)%	(1.04)%	(1.07)%
Ratio of gross expenses to average net assets (d)	2.01%	2.02%	2.07%	2.08%	2.07%	2.08%
Portfolio turnover (e)	21%	27%	37%	25%	48%	65%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class R Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$42.22	$43.02	$35.96	$29.54	$30.05	$21.79
Investment Activities:
Net investment loss (a)	(0.05)	(0.22)	(0.26)	(0.09)	(0.15)	(0.15)
Net realized and unrealized gains (losses) on investments	(3.86)	4.25	8.11	6.51	(0.36)	8.41
Total from Investment Activities	(3.91)	4.03	7.85	6.42	(0.51)	8.26
Distributions:
Net realized gains from investments	(3.88)	(4.83)	(0.79)	—	—	—
Total Distributions	(3.88)	(4.83)	(0.79)	—	—	—
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$34.43	$42.22	$43.02	$35.96	$29.54	$30.05
Total Return (c)	(9.40)%	9.76%	21.94%	21.73%	(1.70)%	37.91%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$44,488	$56,807	$63,454	$55,047	$52,931	$56,978
Ratio of net expenses to average net assets (d)	1.57%	1.57%	1.57%	1.58%	1.56%	1.58%
Ratio of net investment loss to average net assets (d)	(0.24)%	(0.51)%	(0.65)%	(0.28)%	(0.54)%	(0.57)%
Ratio of gross expenses to average net assets (d)	1.67%	1.68%	1.57%	1.58%	1.56%	1.58%
Portfolio turnover (e)	21%	27%	37%	25%	48%	65%

(a)  Per share net investment loss has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class R6 Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$45.11	$45.38	$37.66	$30.71	$28.95
Investment Activities:
Net investment income (b)	0.10	0.08	0.03	0.14	0.02
Net realized and unrealized gains (losses) on investments	(4.14)	4.51	8.49	6.81	1.74
Total from Investment Activities	(4.04)	4.59	8.52	6.95	1.76
Distributions:
Net investment income	—	(0.03)	(0.01)	—	—
Net realized gains from investments	(3.88)	(4.83)	(0.79)	—	—
Total Distributions	(3.88)	(4.86)	(0.80)	—	—
Net Asset Value, End of Period	$37.19	$45.11	$45.38	$37.66	$30.71
Total Return (c)	(9.08)%	10.51%	22.75%	22.63%	6.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$795,940	$735,002	$478,718	$72,090	$53
Ratio of net expenses to average net assets (d)	0.88%	0.89%	0.89%	0.89%	0.84%
Ratio of net investment income to average net assets (d)	0.46%	0.18%	0.08%	0.39%	0.65%
Ratio of gross expenses to average net assets (d)	0.88%	0.90%	0.89%	0.89%	0.84%
Portfolio turnover (e)	21%	27%	37%	25%	48%

(a)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$44.85	$45.22	$37.58	$30.71	$31.09	$22.44
Investment Activities:
Net investment income (loss) (a)	0.06	(0.01)	(0.07)	0.07	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	(4.11)	4.48	8.50	6.80	(0.37)	8.68
Total from Investment Activities	(4.05)	4.47	8.43	6.87	(0.38)	8.66
Distributions:
Net investment income	—	(0.01)	—	—	—	(0.01)
Net realized gains from investments	(3.88)	(4.83)	(0.79)	—	—	—
Total Distributions	(3.88)	(4.84)	(0.79)	—	—	(0.01)
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$36.92	$44.85	$45.22	$37.58	$30.71	$31.09
Total Return (c)	(9.16)%	10.29%	22.55%	22.37%	(1.22)%	38.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,485,846	$4,026,757	$4,021,165	$3,605,966	$3,018,188	$3,015,321
Ratio of net expenses to average net assets (d)	1.06%	1.07%	1.07%	1.08%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets (d)	0.26%	(0.01)%	(0.16)%	0.21%	(0.04)%	(0.07)%
Ratio of gross expenses to average net assets (d)	1.06%	1.08%	1.07%	1.08%	1.06%	1.08%
Portfolio turnover (e)	21%	27%	37%	25%	48%	65%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class A Shares
	Six Months Ended December 31, 2015	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.47	$10.00
Investment Activities:
Net investment loss (b)	(0.03)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.35)	0.48
Total from Investment Activities	(1.38)	0.47
Net Asset Value, End of Period	$9.09	$10.47
Total Return (excludes sales charge) (c)	(13.18)%	4.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$46	$52
Ratio of net expenses to average net assets (d)	1.40%	1.40%
Ratio of net investment loss to average net assets (d)	(0.71)%	(0.50)%
Ratio of gross expenses to average net assets (d)	9.83%	7.95%
Portfolio turnover (e)	29%	6%

(a)  Class A Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class I Shares
	Six Months Ended December 31, 2015	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.48	$10.00
Investment Activities:
Net investment loss (b)	(0.02)	— (c)
Net realized and unrealized gains (losses) on investments	(1.35)	0.48
Total from Investment Activities	(1.37)	0.48
Net Asset Value, End of Period	$9.11	$10.48
Total Return (d)	(13.07)%	4.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,116	$4,346
Ratio of net expenses to average net assets (e)	1.15%	1.15%
Ratio of net investment loss to average net assets (e)	(0.46)%	(0.23)%
Ratio of gross expenses to average net assets (e)	1.71%	1.28%
Portfolio turnover (f)	29%	6%

(a)  Class I Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.48	$10.00
Investment Activities:
Net investment loss (b)	(0.03)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.35)	0.49
Total from Investment Activities	(1.38)	0.48
Net Asset Value, End of Period	$9.10	$10.48
Total Return (c)	(13.17)%	4.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$46	$52
Ratio of net expenses to average net assets (d)	1.25%	1.25%
Ratio of net investment loss to average net assets (d)	(0.57)%	(0.35)%
Ratio of gross expenses to average net assets (d)	9.62%	7.70%
Portfolio turnover (e)	29%	6%

(a)  Class Y Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent Emerging Markets Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Period Ended June 30, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.48	$11.39	$10.00
Investment Activities:
Net investment income (b)	0.03	0.07	0.09
Net realized and unrealized gains (losses) on investments	(1.33)	0.08	1.35
Total from Investment Activities	(1.30)	0.15	1.44
Distributions:
Net investment income	(0.05)	(0.06)	(0.05)
Total Distributions	(0.05)	(0.06)	(0.05)
Net Asset Value, End of Period	$10.13	$11.48	$11.39
Total Return (excludes sales charge) (c)	(11.29)%	1.35%	14.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$305	$361	$236
Ratio of net expenses to average net assets (d)	1.73%	1.73%	1.73%
Ratio of net investment income to average net assets (d)	0.58%	0.62%	0.82%
Ratio of gross expenses to average net assets (d)	3.27%	7.74%	13.77%
Portfolio turnover (e)	51%	97%	106%

(a)  Class A Shares of the Fund commenced operations on July 2, 2013.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent Emerging Markets Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Period Ended June 30, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.51	$11.41	$10.00
Investment Activities:
Net investment income (b)	0.04	0.11	0.12
Net realized and unrealized gains (losses) on investments	(1.33)	0.06	1.35
Total from Investment Activities	(1.29)	0.17	1.47
Distributions:
Net investment income	(0.08)	(0.07)	(0.06)
Total Distributions	(0.08)	(0.07)	(0.06)
Net Asset Value, End of Period	$10.14	$11.51	$11.41
Total Return (c)	(11.23)%	1.54%	14.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,365	$3,877	$2,211
Ratio of net expenses to average net assets (d)	1.48%	1.48%	1.48%
Ratio of net investment income to average net assets (d)	0.79%	1.00%	1.10%
Ratio of gross expenses to average net assets (d)	2.65%	4.90%	13.11%
Portfolio turnover (e)	51%	97%	106%

(a)  Class Y Shares of the Fund commenced operations on July 2, 2013.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class A Shares
	Six Months Ended December 31, 2015		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$7.01		$7.21		$6.11	$5.61	$7.09	$5.52
Investment Activities:
Net investment income (a)	0.01		0.09		0.10	0.12	0.12	0.08
Net realized and unrealized gains (losses) on investments	(0.62)		(0.22)		1.36	0.95	(1.27)	1.70
Total from Investment Activities	(0.61)		(0.13)		1.46	1.07	(1.15)	1.78
Distributions:
Net investment income	(0.10)		(0.07)		(0.15)	(0.50)	(0.33)	(0.21)
Net realized gains from investments	—		—		(0.21)	(0.07)	—	—
Total Distributions	(0.10)		(0.07)		(0.36)	(0.57)	(0.33)	(0.21)
Net Asset Value, End of Period	$6.30		$7.01		$7.21	$6.11	$5.61	$7.09
Total Return (excludes sales charge) (b)	(8.69)%		(1.72)%		24.25%	19.59%	(15.88)%	32.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,222		$5,885		$6,156	$6,541	$184	$195
Ratio of net expenses to average net assets (c)	1.47	%(d)	1.48	%(d)	1.47%	1.47%	1.47%	1.54%
Ratio of net investment income to average net assets (c)	0.35%		1.33%		1.48%	1.87%	1.99%	1.27%
Ratio of gross expenses to average net assets (c)	1.89%		2.25%		2.46%	2.95%	5.78%	4.28%
Portfolio turnover (e)	27%		61%		61%	108%	84%	81%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets would be lower.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class C Shares
	Six Months Ended December 31, 2015		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$6.96		$7.16		$6.06	$5.57	$7.05	$5.49
Investment Activities:
Net investment income (loss) (a)	(0.01)		0.04		0.05	0.08	0.05	0.05
Net realized and unrealized gains (losses) on investments	(0.62)		(0.22)		1.36	0.93	(1.24)	1.67
Total from Investment Activities	(0.63)		(0.18)		1.41	1.01	(1.19)	1.72
Distributions:
Net investment income	(0.05)		(0.02)		(0.10)	(0.45)	(0.29)	(0.16)
Net realized gains from investments	—		—		(0.21)	(0.07)	—	—
Total Distributions	(0.05)		(0.02)		(0.31)	(0.52)	(0.29)	(0.16)
Net Asset Value, End of Period	$6.28		$6.96		$7.16	$6.06	$5.57	$7.05
Total Return (excludes contingent deferred sales charge) (b)	(9.05)%		(2.50)%		23.50%	18.60%	(16.63)%	31.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,104		$1,283		$1,361	$1,266	$16	$90
Ratio of net expenses to average net assets (c)	2.21	%(d)	2.23	%(d)	2.22%	2.22%	2.22%	2.29%
Ratio of net investment income (loss) to average net assets (c)	(0.40)%		0.57%		0.74%	1.22%	0.82%	0.69%
Ratio of gross expenses to average net assets (c)	3.10%		3.64%		3.21%	3.69%	6.57%	5.03%
Portfolio turnover (e)	27%		61%		61%	108%	84%	81%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets would be lower.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class I Shares
	Six Months Ended December 31, 2015		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$7.03		$7.22		$6.12	$5.61	$7.10	$5.52
Investment Activities:
Net investment income (a)	0.03		0.28		0.14	0.13	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.62)		(0.37)		1.36	0.98	(1.24)	1.72
Total from Investment Activities	(0.59)		(0.09)		1.50	1.11	(1.13)	1.83
Distributions:
Net investment income	(0.14)		(0.10)		(0.19)	(0.53)	(0.36)	(0.25)
Net realized gains from investments	—		—		(0.21)	(0.07)	—	—
Total Distributions	(0.14)		(0.10)		(0.40)	(0.60)	(0.36)	(0.25)
Net Asset Value, End of Period	$6.30		$7.03		$7.22	$6.12	$5.61	$7.10
Total Return (b)	(8.46)%		(1.24)%		24.84%	20.45%	(15.55)%	33.36%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$169		$246		$1	$1	$6,001	$20,836
Ratio of net expenses to average net assets (c)	0.96	%(d)	0.98	%(d)	0.96%	0.96%	0.96%	1.04%
Ratio of net investment income to average net assets (c)	0.83%		3.96%		2.07%	2.19%	1.90%	1.68%
Ratio of gross expenses to average net assets (c)	4.31%		8.04%		2.08%	5.63%	3.69%	2.12%
Portfolio turnover (e)	27%		61%		61%	108%	84%	81%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets would be lower.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class R6 Shares
	Six Months Ended December 31, 2015		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.03		$6.94
Investment Activities:
Net investment income (b)	0.03		0.10
Net realized and unrealized losses on investments	(0.62)		(0.01)
Total from Investment Activities	(0.59)		0.09
Distributions:
Net investment income	(0.13)		—
Total Distributions	(0.13)		—
Net Asset Value, End of Period	$6.31		$7.03
Total Return (c)	(8.41)%		1.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,582		$1,743
Ratio of net expenses to average net assets (d)	0.96	%(e)	0.98	%(e)
Ratio of net investment income to average net assets (d)	0.86%		4.22%
Ratio of gross expenses to average net assets (d)	2.01%		2.70%
Portfolio turnover (f)	27%		61%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets would be lower.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class Y Shares
	Six Months Ended December 31, 2015		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$7.00		$7.21		$6.11	$5.61	$7.09	$5.52
Investment Activities:
Net investment income (a)	0.02		0.11		0.12	0.13	0.12	0.11
Net realized and unrealized gains (losses) on investments	(0.61)		(0.23)		1.36	0.95	(1.25)	1.69
Total from Investment Activities	(0.59)		(0.12)		1.48	1.08	(1.13)	1.80
Distributions:
Net investment income	(0.12)		(0.09)		(0.17)	(0.51)	(0.35)	(0.23)
Net realized gains from investments	—		—		(0.21)	(0.07)	—	—
Total Distributions	(0.12)		(0.09)		(0.38)	(0.58)	(0.35)	(0.23)
Net Asset Value, End of Period	$6.29		$7.00		$7.21	$6.11	$5.61	$7.09
Total Return (b)	(8.44)%		(1.61)%		24.57%	19.91%	15.66%	32.83%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,542		$18,877		$21,551	$19,111	$1,969	$2,756
Ratio of net expenses to average net assets (c)	1.22	%(d)	1.23	%(d)	1.22%	1.22%	1.22%	1.28%
Ratio of net investment income to average net assets (c)	0.61%		1.54%		1.75%	2.14%	2.00%	1.64%
Ratio of gross expenses to average net assets (c)	1.38%		1.73%		2.21%	3.02%	5.53%	4.06%
Portfolio turnover (e)	27%		61%		61%	108%	84%	81%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets would be lower.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$11.86	$11.59	$8.89	$7.18	$8.36	$5.77
Investment Activities:
Net investment income (a)	— (b)	0.12	0.13	0.09	0.08	0.06
Net realized and unrealized gains (losses) on investments	(0.51)	0.28	2.73	1.73	(1.17)	2.58
Total from Investment Activities	(0.51)	0.40	2.86	1.82	(1.09)	2.64
Distributions:
Net investment income	(0.10)	(0.13)	(0.16)	(0.11)	(0.09)	(0.05)
Net realized gains from investments	(0.14)	—	—	—	—	—
Total Distributions	(0.24)	(0.13)	(0.16)	(0.11)	(0.09)	(0.05)
Net Asset Value, End of Period	$11.11	$11.86	$11.59	$8.89	$7.18	$8.36
Total Return (excludes sales charge) (c)	(4.35)%	3.62%	32.35%	25.49%	(12.90)%	45.85%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$96,283	$68,475	$24,062	$5,866	$2,804	$3,421
Ratio of net expenses to average net assets (d)	1.35%	1.35%	1.35%	1.66%	1.71%	1.71%
Ratio of net investment income to average net assets (d)	0.06%	1.08%	1.24%	1.05%	1.15%	0.82%
Ratio of gross expenses to average net assets (d)	1.78%	1.71%	1.66%	1.87%	1.87%	1.83%
Portfolio turnover (e)	38%	70%	54%	88%	67%	74%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$11.62	$11.37	$8.73	$7.05	$8.22	$5.68
Investment Activities:
Net investment income (loss) (a)	(0.04)	0.03	0.05	0.03	— (b)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.51)	0.30	2.67	1.71	(1.11)	2.58
Total from Investment Activities	(0.55)	0.33	2.72	1.74	(1.11)	2.54
Distributions:
Net investment income	(0.04)	(0.08)	(0.08)	(0.06)	(0.06)	—
Net realized gains from investments	(0.14)	—	—	—	—	—
Total Distributions	(0.18)	(0.08)	(0.08)	(0.06)	(0.06)	—
Net Asset Value, End of Period	$10.89	$11.62	$11.37	$8.73	$7.05	$8.22
Total Return (excludes contingent deferred sales charge) (c)	(4.76)%	2.97%	31.28%	24.57%	(13.42)%	44.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,705	$4,472	$2,186	$307	$146	$639
Ratio of net expenses to average net assets (d)	2.15%	2.06%	2.10%	2.38%	2.46%	2.46%
Ratio of net investment income (loss) to average net assets (d)	(0.72)%	0.25%	0.47%	0.35%	0.07%	(0.64)%
Ratio of gross expenses to average net assets (d)	2.43%	2.70%	2.41%	2.62%	2.68%	2.79%
Portfolio turnover (e)	38%	70%	54%	88%	67%	74%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class I Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$11.93	$11.64	$8.94	$7.22	$8.40	$5.80
Investment Activities:
Net investment income (a)	0.03	0.14	0.14	0.11	0.11	0.08
Net realized and unrealized gains (losses) on investments	(0.52)	0.32	2.77	1.76	(1.16)	2.61
Total from Investment Activities	(0.49)	0.46	2.91	1.87	(1.05)	2.69
Distributions:
Net investment income	(0.13)	(0.17)	(0.21)	(0.15)	(0.13)	(0.09)
Net realized gains from investments	(0.14)	—	—	—	—	—
Total Distributions	(0.27)	(0.17)	(0.21)	(0.15)	(0.13)	(0.09)
Net Asset Value, End of Period	$11.17	$11.93	$11.64	$8.94	$7.22	$8.40
Total Return (b)	(4.14)%	4.12%	32.75%	26.13%	(12.39)%	46.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$354,395	$316,834	$225,237	$151,237	$120,329	$139,658
Ratio of net expenses to average net assets (c)	0.95%	0.95%	0.95%	1.18%	1.20%	1.20%
Ratio of net investment income to average net assets (c)	0.47%	1.24%	1.29%	1.34%	1.54%	1.04%
Ratio of gross expenses to average net assets (c)	1.15%	1.17%	1.26%	1.28%	1.27%	1.28%
Portfolio turnover (d)	38%	70%	54%	88%	67%	74%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class R6 Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.99	$11.69	$8.98	$7.19	$6.71
Investment Activities:
Net investment income (b)	0.02	0.17	0.19	0.17	0.01
Net realized and unrealized gains (losses) on investments	(0.52)	0.28	2.72	1.69	0.47
Total from Investment Activities	(0.50)	0.45	2.91	1.86	0.48
Distributions:
Net investment income	(0.12)	(0.15)	(0.20)	(0.07)	—
Net realized gains from investments	(0.14)	—	—	—	—
Total Distributions	(0.26)	(0.15)	(0.20)	(0.07)	—
Net Asset Value, End of Period	$11.23	$11.99	$11.69	$8.98	$7.19
Total Return (c)	(4.23)%	4.01%	32.58%	26.03%	7.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,140	$5,654	$559	$94	$27
Ratio of net expenses to average net assets (d)	1.10%	1.10%	1.10%	1.22%	1.25%
Ratio of net investment income to average net assets (d)	0.33%	1.49%	1.74%	2.02%	1.15%
Ratio of gross expenses to average net assets (d)	1.28%	1.73%	1.27%	1.33%	1.25%
Portfolio turnover (e)	38%	70%	54%	88%	67%

(a)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$11.89	$11.61	$8.90	$7.19	$8.37	$5.77
Investment Activities:
Net investment income (a)	0.02	0.12	0.12	0.08	0.09	0.06
Net realized and unrealized gains (losses) on investments	(0.52)	0.31	2.78	1.76	(1.16)	2.61
Total from Investment Activities	(0.50)	0.43	2.90	1.84	(1.07)	2.67
Distributions:
Net investment income	(0.12)	(0.15)	(0.19)	(0.13)	(0.11)	(0.07)
Net realized gains from investments	(0.14)	—	—	—	—	—
Total Distributions	(0.26)	(0.15)	(0.19)	(0.13)	(0.11)	(0.07)
Net Asset Value, End of Period	$11.13	$11.89	$11.61	$8.90	$7.19	$8.37
Total Return (b)	(4.26)%	3.90%	32.75%	25.77%	(12.67)%	46.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$207,749	$172,761	$134,099	$85,886	$140,062	$159,001
Ratio of net expenses to average net assets (c)	1.10%	1.10%	1.10%	1.43%	1.46%	1.46%
Ratio of net investment income to average net assets (c)	0.32%	1.07%	1.15%	0.95%	1.29%	0.77%
Ratio of gross expenses to average net assets (c)	1.33%	1.35%	1.44%	1.60%	1.63%	1.71%
Portfolio turnover (d)	38%	70%	54%	88%	67%	74%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class A Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$9.79	$10.08	$9.75	$9.93	$9.59	$9.53
Investment Activities:
Net investment income (a)	0.15	0.36	0.35	0.28	0.37	0.37
Net realized and unrealized gains (losses) on investments	(0.31)	(0.36)	0.31	(0.15)	0.34	0.08
Total from Investment Activities	(0.16)	—	0.66	0.13	0.71	0.45
Distributions:
Net investment income	(0.16)	(0.29)	(0.33)	(0.31)	(0.37)	(0.39)
Total Distributions	(0.16)	(0.29)	(0.33)	(0.31)	(0.37)	(0.39)
Net Asset Value, End of Period	$9.47	$9.79	$10.08	$9.75	$9.93	$9.59
Total Return (excludes sales charge) (b)	(1.68)%	(0.06)%	6.93%	1.24%	7.49%	4.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,170	$18,529	$24,336	$26,071	$35,134	$17,479
Ratio of net expenses to average net assets (c)	0.85%	0.85%	0.85%	0.78%	0.65%	0.65%
Ratio of net investment income to average net assets (c)	3.12%	3.56%	3.57%	2.76%	3.83%	3.87%
Ratio of gross expenses to average net assets (c)	1.09%	1.14%	1.21%	1.19%	1.19%	1.11%
Portfolio turnover (d) (e)	197%	259%	262%	373%	362%	258%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2015 were 23% and 62%, 98%, 64%, 110% and 96% for the years ended June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012 and June 30, 2011, respectively.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class C Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$9.86	$10.15	$9.82	$10.00	$9.65	$9.59
Investment Activities:
Net investment income (a)	0.11	0.28	0.29	0.20	0.31	0.30
Net realized and unrealized gains (losses) on investments	(0.31)	(0.36)	0.30	(0.15)	0.33	0.08
Total from Investment Activities	(0.20)	(0.08)	0.59	0.05	0.64	0.38
Distributions:
Net investment income	(0.12)	(0.21)	(0.26)	(0.23)	(0.29)	(0.32)
Total Distributions	(0.12)	(0.21)	(0.26)	(0.23)	(0.29)	(0.32)
Net Asset Value, End of Period	$9.54	$9.86	$10.15	$9.82	$10.00	$9.65
Total Return (excludes contingent deferred sales charge) (b)	(2.04)%	(0.87)%	6.19%	0.48%	6.75%	4.03%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,256	$3,601	$4,941	$7,270	$6,101	$4,563
Ratio of net expenses to average net assets (c)	1.60%	1.60%	1.60%	1.54%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	2.22%	2.80%	2.89%	1.93%	3.12%	3.12%
Ratio of gross expenses to average net assets (c)	1.99%	2.02%	1.96%	1.94%	1.94%	1.87%
Portfolio turnover (d) (e)	197%	259%	262%	373%	362%	258%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2015 were 23% and 62%, 98%, 64%, 110% and 96% for the years ended June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012 and June 30, 2011, respectively.
See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class R6 Shares
	Six Months Ended December 31, 2015	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.81	$10.02
Investment Activities:
Net investment income (b)	0.17	0.10
Net realized and unrealized losses on investments	(0.32)	(0.21)
Total from Investment Activities	(0.15)	(0.11)
Distributions:
Net investment income	(0.17)	(0.10)
Total Distributions	(0.17)	(0.10)
Net Asset Value, End of Period	$9.49	$9.81
Total Return (c)	(1.54)%	(1.16)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,081	$1,418
Ratio of net expenses to average net assets (d)	0.58%	0.58%
Ratio of net investment income to average net assets (d)	3.42%	2.93%
Ratio of gross expenses to average net assets (d)	1.60%	1.51%
Portfolio turnover (e) (f)	197%	259%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The Portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2015 were 23% and 62% for the year ended June 30, 2015.

See notes to financial statements.

Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class Y Shares
	Six Months Ended December 31, 2015	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$9.81	$10.10	$9.77	$9.95	$9.61	$9.54
Investment Activities:
Net investment income (a)	0.17	0.36	0.38	0.30	0.40	0.40
Net realized and unrealized gains (losses) on investments	(0.32)	(0.34)	0.31	(0.15)	0.33	0.09
Total from Investment Activities	(0.15)	0.02	0.69	0.15	0.73	0.49
Distributions:
Net investment income	(0.17)	(0.31)	(0.36)	(0.33)	(0.39)	(0.42)
Total Distributions	(0.17)	(0.31)	(0.36)	(0.33)	(0.39)	(0.42)
Net Asset Value, End of Period	$9.49	$9.81	$10.10	$9.77	$9.95	$9.61
Total Return (b)	(1.55)%	0.18%	7.18%	1.49%	7.75%	5.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$86,794	$89,310	$54,345	$50,526	$51,897	$83,353
Ratio of net expenses to average net assets (c)	0.60%	0.60%	0.60%	0.53%	0.40%	0.40%
Ratio of net investment income to average net assets (c)	3.42%	3.59%	3.83%	2.93%	4.13%	4.12%
Ratio of gross expenses to average net assets (c)	0.62%	0.71%	0.96%	0.94%	0.94%	0.87%
Portfolio turnover (d) (e)	197%	259%	262%	373%	362%	258%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2015 were 23% and 62%, 98%, 64%, 110% and 96% for the years ended June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012 and June 30, 2011, respectively.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements December 31, 2015

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of December 31, 2015, the Trust offered shares of 25 funds.

Effective October 28, 2015, the following funds within the Trust were renamed: Integrity Micro-Cap Equity Fund became Integrity Discovery Fund, Munder Growth Opportunities Fund became Munder Multi-Cap Fund and Munder Total Return Bond Fund became INCORE Total Return Bond Fund.

Effective December 31, 2015, the following fund within the Trust was renamed: Munder Index 500 Fund became S&P 500 Index Fund.

The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
Integrity Discovery Fund	Classes A, C, R and Y
Integrity Mid-Cap Value Fund	Classes A, R6 and Y
Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Integrity Small/Mid-Cap Value Fund	Classes A, R6 and Y
Munder Multi-Cap Fund	Classes A, C, R and Y
S&P 500 Index Fund	Classes A, R and Y
Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Munder Small Cap Growth Fund	Classes A, I and Y
Trivalent Emerging Markets Small-Cap Fund	Classes A and Y
Trivalent International Fund — Core Equity	Classes A, C, I, R6 and Y
Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y
INCORE Total Return Bond Fund	Classes A, C, R6 and Y

Each Fund offers two or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Integrity Discovery Fund, Integrity Mid-Cap Value Fund and Integrity Small/Mid-Cap Value Fund seek to provide capital appreciation. The Munder Mid-Cap Core Growth Fund, Integrity Small-Cap Value Fund, Munder Multi-Cap Fund and Munder Small Cap Growth Fund seek to provide long-term capital appreciation. The S&P 500 Index Fund seeks to provide performance and income that is comparable to the S&P 500© Index. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund seek to provide long-term growth of capital. The INCORE Total Return Bond Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees (the "Board"), fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund use a systemic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2015, while the breakdown, by category, of common stocks is disclosed in the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$97,494	$—	$—	$—	$—	$—	$97,494	$—
Investment Companies	—	—	3,754	—	—	—	3,754	—
Total	97,494	—	3,754	—	—	—	101,248	—
Integrity Mid-Cap Value Fund
Common Stocks	20,121	—	—	—	—	—	20,121	—
Investment Companies	—	—	586	—	—	—	586	—
Total	20,121	—	586	—	—	—	20,707	—
Integrity Small-Cap Value Fund
Common Stocks	1,463,633	—	—	—	—	—	1,463,633	—
Investment Companies	—	—	72,813	—	—	—	72,813	—
Total	1,463,633	—	72,813	—	—	—	1,536,446	—
Integrity Small/Mid-Cap Value Fund
Common Stocks	21,326	—	—	—	—	—	21,326	—
Investment Companies	—	—	450	—	—	—	450	—
Total	21,326	—	450	—	—	—	21,776	—
Munder Multi-Cap Fund
Common Stocks	431,162	—	—	—	—	—	431,162	—
Exchange-Traded Funds	5,334	—	—	—	—	—	5,334	—
Investment Companies	—	—	16,200	—	—	—	16,200	—
Total	436,496	—	16,200	—	—	—	452,696	—
S&P 500 Index Fund
Common Stocks	241,161	—	—	—	—	—	241,161	—
U.S. Treasury Obligations	—	—	998	—	—	—	998	—
Investment Companies	—	—	3,640	—	—	—	3,640	—
Futures Contracts Purchased	—	83	—	—	—	—	—	83
Total	241,161	83	4,638	—	—	—	245,799	83

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Munder Mid-Cap Core Growth Fund
Common Stocks	$5,503,974		$—	$—	$—	$—	$—	$5,503,974	$—
Exchange-Traded Funds	108,493		—	—	—	—	—	108,493	—
Investment Companies	—		—	33,441	—	—	—	33,441	—
Total	5,612,467		—	33,441	—	—	—	5,645,908	—
Munder Small Cap Growth Fund
Common Stocks	4,159		—	—	—	—	—	4,159	—
Exchange-Traded Funds	22		—	—	—	—	—	22	—
Investment Companies	—		—	7	—	—	—	7	—
Total	4,181		—	7	—	—	—	4,188	—
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	418	(a)	—	3,147	—	13	—	3,578	—
Preferred Stocks	—		—	32	—	—	—	32	—
Exchange-Traded Funds	76		—	—	—	—	—	76	—
Cash Equivalents	—		—	10	—	—	—	10	—
Total	494		—	3,189	—	13	—	3,696	—
Trivalent International Fund-Core Equity
Common Stocks	1,937	(b)	—	19,613	—	—	—	21,550	—
Preferred Stocks	—		—	84	—	—	—	84	—
Exchange-Traded Funds	35		—	—	—	—	—	35	—
Total	1,972		—	19,697	—	—	—	21,669	—
Trivalent International Small-Cap Fund
Common Stocks	37,153	(c)	—	623,330	—	859	—	661,342	—
Exchange-Traded Funds	3,934		—	—	—	—	—	3,934	—
Cash Equivalents	—		—	2,191	—	—	—	2,191	—
Total	41,087		—	625,521	—	859	—	667,467	—
INCORE Total Return Bond Fund
Asset Backed Securities	—		—	8,223	—	—	—	8,223	—
Collateralized Mortgage Obligations	—		—	6,581	—	—	—	6,581	—
Corporate Bonds	—		—	57,611	—	—	—	57,611	—
Municipal Bonds	—		—	1,560	—	—	—	1,560	—
U.S. Government Mortgage Backed Agencies	—		—	39,130	—	—	—	39,130	—

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
U.S. Treasury Obligations	$—	$—	$4,891	$—	$—	$—	$4,891	$—
Exchange-Traded Funds	8,062	—	—	—	—	—	8,062	—
Investment Companies	—	—	20,571	—	—	—	20,571	—
Cash Equivalents	—	—	287	—	—	—	287	—
Futures Contracts Purchased	—	15	—	—	—	—	—	15
Total	8,062	15	138,854	—	—	—	146,916	15

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of holdings: All ADRs, all securities listed under Mexico, and a security listed under the following: China and Russian Federation.

(b)  Consists of holdings: All ADRs, all securities listed under Canada and Mexico, and a security listed under the following: Ireland, Israel and Netherlands.

(c)  Consists of holdings: All ADRs, all securities listed under Canada, and a single security listed under Ireland.

Significant transfers occurred between Levels 1 and 2 on recognition dates of June 30, 2015, and December 31, 2015. The Funds' current policy is to look through to the underlying investments in Investment Companies to determine the ASC 820 Level. On December 31, 2015, all international securities, except as noted above, were fair valued and are listed as Level 2 investments. As of the reorganization, the Funds' policy is to categorize Treasury Obligations as Level 2 investments. These are due to infrequently traded securities. Exchange closing price is used when available (Level 1) otherwise an elevated bid is used (Level 2).

Transfers from Level 1 to Level 2
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$144
Trivalent International Fund — Core Equity
Common Stocks	66

At December 31, 2015, two securities held were classified as Level 3 due to halts in trading. Fair market values were determined in good faith by the Pricing Committee using various inputs, including unobservable inputs of discounts for illiquidity and due to negative information available about the company.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Trivalent Emerging Markets Small-Cap Fund	Investments in Securities
Balance as of 6/30/15	$15
Realized Gain (Loss)	—
Change in unrealized appreciation/(depreciation)	(2)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 12/31/15	$13
Trivalent International Small-Cap Fund	Investments in Securities
Balance as of 6/30/15	$955
Realized Gain (Loss)	—
Change in unrealized appreciation/(depreciation)	(96)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 12/31/15	$859

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust's policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2015, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's future positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities, including those designated as to be announced ("TBAs") in the Schedule of Portfolio Investments, on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. The value of the security may vary with the market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" in the accompanying Statements of Assets and Liabilities. As of December 31, 2015, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedules of Portfolio Investments.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Dividends to Shareholders:

Dividends from net investment income are declared and paid monthly for the INCORE Total Return Bond Fund. Dividends from net investment income are declared and paid quarterly for the S&P 500 Index Fund. Dividends from net investment income are declared and paid annually for the Integrity Discovery Fund, Integrity Mid-Cap Value Fund, Integrity Small-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Munder Multi-Cap Fund, Munder Mid-Cap Core Growth Fund, Munder Small Cap Growth Fund, Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Mortgage Dollar Rolls:

The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similiar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage roll dollars from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in income on the Fund's Statement of Operations.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2015.

	Assets	Liabilities
Fund	Variation Margin on Futures Contracts*	Variation Margin on Futures Contracts*
Equity Risk Exposure:
S&P 500 Index Fund	$83	$—
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	15	—

*  Includes cumulative appreciation/(depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2015.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts
Equity Risk Exposure:
S&P 500 Index Fund	$(81)	$215
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	(408)	66

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund in the Trust, or jointly with an affiliated trust, are allocated among the respective Funds in the Trust and/or affiliate trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2015, were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities and Mortgage Dollar Rolls)	Sales (excluding U.S. Government Securities and Mortgage Dollar Rolls)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities	Purchases (including Mortgage Dollar Rolls and excluding U.S. Government Securities)	Sales (including Mortgage Dollar Rolls and excluding U.S. Government Securities)
Integrity Discovery Fund	$22,338	$25,202	$—	$—	$—	$—
Integrity Mid-Cap Value Fund	10,495	3,876	—	—	—	—
Integrity Small-Cap Value Fund	480,564	273,400	—	—	—	—
Integrity Small/Mid-Cap Value Fund	6,672	5,077	—	—	—	—
Munder Multi-Cap Fund	290,017	325,986	—	—	—	—
S&P 500 Index Fund	3,256	11,848	—	—	—	—
Munder Mid-Cap Core Growth Fund	1,251,388	1,370,834	—	—	—	—
Munder Small Cap Growth Fund	1,554	1,211	—	—	—	—
Trivalent Emerging Markets Small-Cap Fund	1,939	2,142	—	—	—	—
Trivalent International Fund — Core Equity Fund	6,878	11,635	—	—	—	—
Trivalent International Small-Cap Fund	361,486	233,322	—	—	—	—
INCORE Total Return Bond Fund	21,055	22,468	4,557	4,347	205,028	201,378

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Flat Rate
Integrity Discovery Fund	1.00%
	Up to $500 million	over $500 million
Integrity Mid-Cap Value Fund	0.75%	0.70%
	Up to $300 million	over $300 million
Integrity Small-Cap Value Fund	0.90%	0.85%
	Up to $300 million	over $300 million
Integrity Small/Mid-Cap Value Fund	0.90%	0.85%
	Up to $1 billion	$1 billion — $2 billion	over $2 billion
Munder Multi-Cap Fund	0.75%	0.725%	0.70%
	Up to $250 million	$250 million — $500 million	over $500 million
S&P 500 Index Fund	0.20%	0.12%	0.07%
	Up to $6 billion	$6 billion — $8 billion	over $8 billion
Munder Mid-Cap Core Growth Fund	0.75%	0.70%	0.65%
	Flat Rate
Munder Small Cap Growth Fund	0.85%
	Flat Rate
Trivalent Emerging Markets Small Cap Fund	1.10%
	Up to $1 billion	over $1 billion
Trivalent International Fund — Core Equity	0.80%	0.75%
	Up to $1 billion	over $1 billion
Trivalent International Small Cap Fund	0.95%	0.90%
	Flat Rate
INCORE Total Return Bond Fund	0.40%

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

During the period ended 12/31/15, World Asset Management, Inc. ("World") served as the sub-advisor for the S&P 500 Index Fund.

Comerica Bank, which is an affiliate of World, provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2015, Comerica Bank was paid $8,518 for its administrative, record keeping and other related services provided to the Fund.

The term "affiliated company" includes any company with control over an investment advisor or sub-advisor to a Fund. At, or during the period ended December 31, 2015, the Integrity Mid-Cap Value Fund held the following securities of a company that could be deemed to be an affiliated company:

		Purchased		Sold
Company	Value at 6/30/15	Cost	Shares	Proceeds	Shares	Value at 12/31/15	Dividend Income	Realized Gain
Comerica Incorporated	$156,372	$53,461	1205	$30,553	651	$150,630	$1,326	($785)

The Integrity Small/Mid-Cap Value Fund held the following securities of a company that could be deemed to be an affiliated company:

		Purchased		Sold
Company	Value at 6/30/15	Cost	Shares	Proceeds	Shares	Value at 12/31/15	Dividend Income	Realized Gain
Comerica Incorporated	$378,434	$13,994	340	$0	0	$322,677	$3,240	$0

The S&P 500 Index Fund held the following securities of a company that could be deemed to be an affiliated company:

		Purchased		Sold
Company	Value at 6/30/15	Cost	Shares	Proceeds	Shares	Value at 12/31/15	Dividend Income	Realized Gain
Comerica Incorporated	$128,762	$—	—	$5,230	129	$99,555	$1,054	$2,026

KeyBank National Association ("KeyBank N.A.") serves as custodian of all the Trust's assets except the assets of the Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund, for which Citibank N.A. ("Citibank") serves as custodian. For its custody services to the Trust, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank N.A. receives fees at an annualized rate of 0.005% of each Funds' aggregate average daily net assets, plus applicable per transaction fees. The Victory Trusts reimburse KeyBank N.A. for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

SunGard Investor Services LLC ("SunGard") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays SunGard a fee for its services and reimburses SunGard for all of their reasonable out-of-pocket expenses incurred in providing these services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with the Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares of the Funds, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds. For the period ended December 31, 2015, the Funds paid affiliates of the Adviser of the Funds $146 thousand under the Distribution and Service Plans.

In addition, the Distributor and the transfer agent are entitled to receive commissions on the sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the period ended December 31, 2015, the Distributor received approximately $52 thousand from commissions earned on sales of Class A Shares and the transfer agent received $5 thousand from redemptions of Class C Shares of the Funds.

The Adviser has entered into contractual expense limitation agreements with each of the Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the annual expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of December 31, 2015, the expense limits are as follows:

Fund	Class	Expense Limit(a)
Integrity Discovery Fund	Class A Shares	1.83%
Integrity Discovery Fund	Class C Shares	2.58%
Integrity Discovery Fund	Class R Shares	2.08%
Integrity Discovery Fund	Class Y Shares	1.58%
Integrity Mid-Cap Value Fund	Class A Shares	1.50%
Integrity Mid-Cap Value Fund	Class R6 Shares	1.21%
Integrity Mid-Cap Value Fund	Class Y Shares	1.25%
Integrity Small-Cap Value Fund	Class A Shares	1.50%
Integrity Small-Cap Value Fund	Class C Shares	2.25%
Integrity Small-Cap Value Fund	Class R Shares	1.75%
Integrity Small-Cap Value Fund	Class R6 Shares	1.07%
Integrity Small-Cap Value Fund	Class Y Shares	1.25%
Integrity Small/Mid-Cap Value Fund	Class A Shares	1.50%
Integrity Small/Mid-Cap Value Fund	Class R6 Shares	1.21	%(b)
Integrity Small/Mid-Cap Value Fund	Class Y Shares	1.25%
Munder Multi-Cap Fund	Class A Shares	1.63%
Munder Multi-Cap Fund	Class C Shares	2.38%
Munder Multi-Cap Fund	Class R Shares	1.88%
Munder Multi-Cap Fund	Class Y Shares	1.38%
S&P 500 Index Fund	Class A Shares	0.73%
S&P 500 Index Fund	Class R Shares	1.08%
S&P 500 Index Fund	Class Y Shares	0.58%

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

Fund	Class	Expense Limit(a)
Munder Mid-Cap Core Growth Fund	Class A Shares	1.32%
Munder Mid-Cap Core Growth Fund	Class C Shares	2.07%
Munder Mid-Cap Core Growth Fund	Class R Shares	1.57%
Munder Mid-Cap Core Growth Fund	Class R6 Shares	0.89%
Munder Mid-Cap Core Growth Fund	Class Y Shares	1.07%
Munder Small Cap Growth Fund	Class A Shares	1.40	%(b)
Munder Small Cap Growth Fund	Class I Shares	1.15	%(b)
Munder Small Cap Growth Fund	Class Y Shares	1.25	%(b)
Trivalent Emerging Markets Small-Cap Fund	Class A Shares	1.73%
Trivalent Emerging Markets Small-Cap Fund	Class Y Shares	1.48%
Trivalent International Fund — Core Equity	Class A Shares	1.47%
Trivalent International Fund — Core Equity	Class C Shares	2.22%
Trivalent International Fund — Core Equity	Class I Shares	0.96%
Trivalent International Fund — Core Equity	Class R6 Shares	0.96	%(b)
Trivalent International Fund — Core Equity	Class Y Shares	1.22%
Trivalent International Small-Cap Fund	Class A Shares	1.35%
Trivalent International Small-Cap Fund	Class C Shares	2.10%
Trivalent International Small-Cap Fund	Class I Shares	0.95%
Trivalent International Small-Cap Fund	Class R6 Shares	1.10%
Trivalent International Small-Cap Fund	Class Y Shares	1.10%
INCORE Total Return Bond Fund	Class A Shares	0.85%
INCORE Total Return Bond Fund	Class C Shares	1.60%
INCORE Total Return Bond Fund	Class R6 Shares	0.58	%(b)
INCORE Total Return Bond Fund	Class Y Shares	0.60%

(a) In effect until at least October 31, 2016 (unless otherwise noted).

(b) In effect until at least October 31, 2018.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of December 31, 2015, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the period, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

	Expires 6/30/16	Expires 6/30/17	Expires 6/30/18	Expires 6/30/19	Total
Integrity Discovery Fund	$—	$—	$6,533	$2,344	$8,877
Integrity Mid-Cap Value Fund	193,840	184,898	65,624	8,608	452,970
Integrity Small-Cap Value Fund	299,472	124,655	97,490	54,923	576,540
Integrity Small/Mid-Cap Value Fund	199,300	175,734	75,998	14,268	465,300
Munder Multi-Cap Fund	—	—	3,318	—	3,318
Munder Mid-Cap Core Growth Fund	—	—	662,730	221,341	884,071
Munder Small Cap Growth Fund	—	—	1,998	15,987	17,985
Trivalent Emerging Markets Small-Cap Fund	—	234,275	128,388	24,050	386,713
Trivalent International Fund — Core Equity	380,341	273,200	175,284	43,810	872,635
Trivalent International Small-Cap Fund	249,538	865,812	1,043,661	765,760	2,924,771
INCORE Total Return Bond Fund	—	—	168,991	43,684	212,675

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the period ended December 31, 2015.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies that in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments include relevant information on each Fund's holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts and Victory Portfolios II participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Trusts and Victory Portfolios II may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the period ended December 31, 2015, Citibank earned approximately $25 thousand for Line of Credit fees. Each fund in the Victory Trusts and Victory Portfolios II pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan for the days outstanding and average interest rate for each Fund during the period ended December 31, 2015, were as follows (Average Loan in thousands):

Fund	Average Loan	Average Rate
Munder Multi-Cap Fund	$700	1.40%
Munder Mid-Cap Core Growth Fund	22,000	1.40%

As of December 31, 2015, the Funds had no loans outstanding with Citibank.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/deficit will be determined at the end of the current tax year ending June 30, 2016.

The tax character of distributions paid during the fiscal year ended June 30, 2015 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Year Ended June 30, 2015
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Integrity Discovery Fund	$1,672	$8,747	$10,419	$10,419
Integrity Mid-Cap Value Fund	104	229	333	333
Integrity Small-Cap Value Fund	—	—	—	—
Integrity Small/Mid-Cap Value Fund	123	545	668	668
Munder Multi-Cap Fund	—	1,507	1,507	1,507
S&P 500 Index Fund	4,601	19,293	23,894	23,894
Munder Mid-Cap Core Growth Fund	28,468	625,669	654,138	654,138
Munder Small Cap Growth Fund	—	—	—	—
Trivalent Emerging Markets Small-Cap Fund	25	—	25	25
Trivalent International Fund — Core Equity	313	—	313	313
Trivalent International Small-Cap Fund	5,976	—	5,976	5,976
INCORE Total Return Bond Fund	3,034	—	3,034	3,034

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Late Year Ordinary Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
Integrity Discovery Fund	$—	$7,191	$7,191	$—	$(487)	$26,916	$33,620
Integrity Mid-Cap Value Fund	—	79	79	—	(5)	1,510	1,584
Integrity Small-Cap Value Fund	936	22,645	23,581	—	—	175,534	199,115
Integrity Small/Mid-Cap Value Fund	—	—	—	—	(50)	1,915	1,865
Munder Multi-Cap Fund	27,520	54,652	82,172	(10,864)	—	47,596	118,904
S&P 500 Index Fund	210	18,948	19,158	—	—	174,551	193,709
Munder Mid-Cap Core Growth Fund	23,330	458,734	482,064	—	—	2,307,188	2,789,252
Munder Small Cap Growth Fund	—	—	—	(7)	—	187	180
Trivalent Emerging Markets Small-Cap Fund	15	—	15	—	(63)	404	356

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Late Year Ordinary Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
Trivalent International Fund — Core Equity	$80	$—	$80	$(34,522)	$(213)	$3,424	$(31,231)
Trivalent International Small-Cap Fund	4,354	5,221	9,575	—	—	88,478	98,053
INCORE Total Return Bond Fund	1,196	—	1,196	(3,580)	(454)	(778)	(3,616)

*  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occuring on the first business day of the following fiscal year for tax purposes.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended June 30, 2015, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expiration Year
	2017	2018	Total
Trivalent International Fund — Core Equity	$29,864	$—	$29,864
INCORE Total Return Bond Fund	—	3,446	3,446

During the year ended June 30, 2015, the Integrity Small-Cap Value Fund, Munder Multi-Cap Fund, Munder Mid-Cap Core Growth Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund utilized $20,742, $3,769, $510, $1,498 and $17,632 respectively, (in thousands) of capital loss carryforwards. During the year ended June 30, 2015, $4,897 (in thousands) of capital loss carryforwards expired in the INCORE Total Return Bond Fund.

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Expiration Year
	2016	2017	2018	2019	Total
Munder Multi-Cap Fund	$2,527	$2,420	$5,917	$—	$10,864
Trivalent International Fund — Core Equity	—	—	2,655	989	3,644

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Munder Small Cap Growth Fund	$7	$—	$7
Trivalent International Fund — Core Equity	1,014	—	1,014
INCORE Total Return Bond Fund	45	89	134

Victory Portfolios	Notes to Financial Statements — continued December 31, 2015

  (Unaudited)

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) as of December 31, 2015, were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Integrity Discovery Fund	$87,129	$19,883	$(5,697)	$14,186
Integrity Mid-Cap Value Fund	20,283	1,691	(1,267)	424
Integrity Small-Cap Value Fund	1,468,852	164,442	(96,848)	67,594
Integrity Small/Mid-Cap Value Fund	21,263	2,188	(1,675)	513
Munder Multi-Cap Fund	418,540	45,529	(11,373)	34,156
S&P 500 Index Fund	81,161	169,898	(5,260)	164,638
Munder Mid-Cap Core Growth Fund	4,132,224	1,774,561	(255,360)	1,519,201
Munder Small Cap Growth Fund	4,539	(558)	207	(351)
Trivalent Emerging Markets Small-Cap Fund	3,715	370	(389)	(19)
Trivalent International Fund — Core Equity	20,554	2,877	(1,763)	1,114
Trivalent International Small-Cap Fund	605,632	98,299	(36,464)	61,835
INCORE Total Return Bond Fund	151,005	54	(4,430)	(4,376)

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently eight Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, one portfolio in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 26 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 64	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 68	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 64	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011-November 2011).
Sally M. Dungan, 61	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 62	Trustee	February 2015	Bulk physical commodities broker, Endgate Commodities LLC (since 2014); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Member, Crossroad LLC (Consultants) (2009-2011).	Director, Caledonia Mining Corporation (since May 2012); Managing Member, Crossroad LLC (since May 2009).
David L. Meyer, 58	Trustee	December 2008	Retired.	None.
Leigh A. Wilson, 71	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013).
Interested Trustee.
David C. Brown, 43	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 53	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 46	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 41	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Christopher E. Sabato, 47	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Edward J. Veilleux, 72	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 55	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 62	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (unless otherwise noted) from July 1, 2015, through December 31, 2015.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Annualized Expense Ratio During Period
	7/1/15	12/31/15	7/1/15-12/31/15	7/1/15-12/31/15
Integrity Discovery Fund
Class A Shares	$1,000.00	$918.90	$7.79	1.61%
Class C Shares	1,000.00	915.30	11.59	2.40%
Class R Shares	1,000.00	916.90	10.00	2.07%
Class Y Shares	1,000.00	920.50	6.39	1.32%
Integrity Mid-Cap Value Fund
Class A Shares	1,000.00	935.10	7.32	1.50%
Class R6 Shares (a)	1,000.00	1,018.90	0.94	1.89%
Class Y Shares	1,000.00	936.10	6.10	1.25%
Integrity Small-Cap Value Fund
Class A Shares	1,000.00	919.50	7.26	1.50%
Class C Shares	1,000.00	916.10	10.63	2.20%
Class R Shares	1,000.00	915.90	10.96	2.27%
Class R6 Shares	1,000.00	922.00	4.84	1.00%
Class Y Shares	1,000.00	920.90	5.62	1.16%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  Information shown reflects values using the expense ratios and rates of return for the period from December 14, 2015 (date of commencement of operations) to December 31, 2015.

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	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Annualized Expense Ratio During Period
	7/1/15	12/31/15	7/1/15-12/31/15	7/1/15-12/31/15
Integrity Small/Mid-Cap Value Fund
Class A Shares	$1,000.00	$909.20	$7.22	1.50%
Class R6 Shares	1,000.00	910.60	5.83	1.21%
Class Y Shares	1,000.00	910.40	6.02	1.25%
Munder Multi-Cap Fund
Class A Shares	1,000.00	977.10	7.62	1.53%
Class C Shares	1,000.00	973.10	11.79	2.37%
Class R Shares	1,000.00	975.50	9.31	1.87%
Class Y Shares	1,000.00	979.50	5.29	1.06%
S&P 500 Index Fund
Class A Shares	1,000.00	998.30	3.02	0.60%
Class R Shares	1,000.00	995.90	5.23	1.04%
Class Y Shares	1,000.00	999.50	1.97	0.39%
Munder Mid-Cap Core Growth Fund
Class A Shares	1,000.00	907.30	6.35	1.32%
Class C Shares	1,000.00	904.00	9.65	2.01%
Class R Shares	1,000.00	906.00	7.54	1.57%
Class R6 Shares	1,000.00	909.20	4.23	0.88%
Class Y Shares	1,000.00	908.40	5.10	1.06%
Munder Small Cap Growth Fund
Class A Shares	1,000.00	868.20	6.59	1.40%
Class I Shares	1,000.00	869.30	5.42	1.15%
Class Y Shares	1,000.00	868.30	5.89	1.25%
Trivalent Emerging Markets Small-Cap Fund
Class A Shares	1,000.00	887.10	8.23	1.73%
Class Y Shares	1,000.00	887.70	7.04	1.48%
Trivalent International Fund — Core Equity
Class A Shares	1,000.00	913.10	7.09	1.47%
Class C Shares	1,000.00	909.50	10.64	2.21%
Class I Shares	1,000.00	915.40	4.63	0.96%
Class R6 Shares	1,000.00	915.90	4.64	0.96%
Class Y Shares	1,000.00	915.60	5.89	1.22%
Trivalent International Small-Cap Fund
Class A Shares	1,000.00	956.50	6.66	1.35%
Class C Shares	1,000.00	952.40	10.58	2.15%
Class I Shares	1,000.00	958.60	4.69	0.95%
Class R6 Shares	1,000.00	957.70	5.43	1.10%
Class Y Shares	1,000.00	957.40	5.43	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	983.20	4.25	0.85%
Class C Shares	1,000.00	979.60	7.98	1.60%
Class R6 Shares	1,000.00	984.60	2.90	0.58%
Class Y Shares	1,000.00	984.50	3.00	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  Information shown reflects values using the expense ratios and rates of return for the period from December 14, 2015 (date of commencement of operations) to December 31, 2015.

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do no reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15-12/31/15	Annualized Expense Ratio During Period 7/1/15-12/31/15
Integrity Discovery Fund
Class A Shares	$1,000.00	$1,017.09	$8.19	1.61%
Class C Shares	1,000.00	1,013.11	12.18	2.40%
Class R Shares	1,000.00	1,014.77	10.51	2.07%
Class Y Shares	1,000.00	1,018.55	6.72	1.32%
Integrity Mid-Cap Value Fund
Class A Shares	1,000.00	1,017.64	7.63	1.50%
Class R6 Shares	1,000.00	1,015.68	9.60	1.89%
Class Y Shares	1,000.00	1,018.90	6.36	1.25%
Integrity Small-Cap Value Fund
Class A Shares	1,000.00	1,017.64	7.63	1.50%
Class C Shares	1,000.00	1,014.12	11.17	2.20%
Class R Shares	1,000.00	1,013.76	11.52	2.27%
Class R6 Shares	1,000.00	1,020.16	5.09	1.00%
Class Y Shares	1,000.00	1,019.36	5.90	1.16%
Integrity Small/Mid-Cap Value Fund
Class A Shares	1,000.00	1,017.64	7.63	1.50%
Class R6 Shares	1,000.00	1,019.11	6.16	1.21%
Class Y Shares	1,000.00	1,018.90	6.36	1.25%
Munder Multi-Cap Fund
Class A Shares	1,000.00	1,017.49	7.78	1.53%
Class C Shares	1,000.00	1,013.26	12.03	2.37%
Class R Shares	1,000.00	1,015.78	9.50	1.87%
Class Y Shares	1,000.00	1,019.86	5.40	1.06%
S&P 500 Index Fund
Class A Shares	1,000.00	1,022.18	3.06	0.60%
Class R Shares	1,000.00	1,019.96	5.30	1.04%
Class Y Shares	1,000.00	1,023.24	1.99	0.39%
Munder Mid-Cap Core Growth Fund
Class A Shares	1,000.00	1,018.55	6.72	1.32%
Class C Shares	1,000.00	1,015.07	10.21	2.01%
Class R Shares	1,000.00	1,017.29	7.98	1.57%
Class R6 Shares	1,000.00	1,020.77	4.48	0.88%
Class Y Shares	1,000.00	1,019.86	5.40	1.06%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15-12/31/15	Annualized Expense Ratio During Period 7/1/15-12/31/15
Munder Small Cap Growth Fund
Class A Shares	$1,000.00	$1,018.15	$7.12	1.40%
Class I Shares	1,000.00	1,019.41	5.85	1.15%
Class Y Shares	1,000.00	1,018.90	6.36	1.25%
Trivalent Emerging Markets Small-Cap Fund
Class A Shares	1,000.00	1,016.48	8.79	1.73%
Class Y Shares	1,000.00	1,017.74	7.53	1.48%
Trivalent International Fund — Core Equity
Class A Shares	1,000.00	1,017.80	7.48	1.47%
Class C Shares	1,000.00	1,014.06	11.22	2.21%
Class I Shares	1,000.00	1,020.37	4.89	0.96%
Class R6 Shares	1,000.00	1,020.37	4.89	0.96%
Class Y Shares	1,000.00	1,019.06	6.21	1.22%
Trivalent International Small-Cap Fund
Class A Shares	1,000.00	1,018.40	6.87	1.35%
Class C Shares	1,000.00	1,014.37	10.92	2.15%
Class I Shares	1,000.00	1,020.42	4.84	0.95%
Class R6 Shares	1,000.00	1,019.66	5.60	1.10%
Class Y Shares	1,000.00	1,019.66	5.60	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	1,020.92	4.33	0.85%
Class C Shares	1,000.00	1,017.14	8.13	1.60%
Class R6 Shares	1,000.00	1,022.28	2.96	0.58%
Class Y Shares	1,000.00	1,022.18	3.06	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds (except Munder Small Cap Growth Fund) at a meeting, which was called for that purpose, on December 2, 2015. The Board also considered information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 21, 2015. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the agreements should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees and management fees with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third-party consultant hired by the Board. With respect to the Integrity Mid-Cap Value Fund, Integrity Small-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Munder Mid-Cap Core Growth Fund, Trivalent International Fund — Core Equity Fund, Trivalent International Small-Cap Fund and INCORE Total Return Bond Fund, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to those other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group, benchmark index and Morningstar category. The Board recognized that the Fund's performance, the performance of peer funds and the Fund's Morningstar

Victory Portfolios	Supplemental Information — continued December 31, 2015

  (Unaudited)

average are provided net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Integrity Discovery Fund

The Board considered that the Integrity Discovery Fund's gross annual management fee of 1.114% was equal to the median gross management fee charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.59% was less than the median expense ratio for the peer group of 1.63%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class R and Class Y expenses exceeded 1.83%, 2.58%, 2.08% and 1.58%, respectively, through October 31, 2016. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group, benchmark index and Morningstar category in each of the periods reviewed, except the ten-year period.

Having concluded, among other things, that: (1) the Integrity Discovery Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the Fund's Class A, Class C, Class R and Class Y expenses through October 31, 2016, would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group, benchmark index and Morningstar category during all of the periods reviewed except the ten-year period, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Mid-Cap Value Fund

The Board considered that the Integrity Mid-Cap Value Fund's gross annual management fee of 0.995% was equal to the median gross management fee charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.51% was higher than the median expense ratio of 1.31% for the peer group. The Board considered Victory Capital's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class R6 and Class Y expenses exceeded 1.50%, 1.21% and 1.25%, respectively, through October 31, 2016. Noting that the Fund began operations in 2011, the Board then compared the Fund's Class A performance for the one- and three-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group and Morningstar category in the three-year period and equaled the peer group in the one-year period. The Board noted that the net performance of the Fund underperformed the benchmark index in the one- and three-year periods and the Morningstar category in the three-year period.

Having concluded, among other things, that: (1) the Integrity Mid-Cap Value Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit the Fund's Class A, Class R6 and Class Y expenses through October 31, 2016, would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund had performed well as compared to its peer group during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

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Integrity Small-Cap Value Fund

The Board considered that the Integrity Small-Cap Value Fund's gross annual management fee of 0.955% was higher than the median gross management fee of 0.810% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.51% was higher than the median expense ratio of 1.33% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class R, Class R6 and Class Y expenses exceeded 1.50%, 2.25%, 1.75%, 1.07% and 1.25%, respectively, through October 31, 2016. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group, benchmark index and Morningstar category in all periods reviewed.

Having concluded, among other things, that: (1) the Integrity Small-Cap Value Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) Victory Capital's willingness to limit the Fund's Class A, Class C, Class R, Class R6 and Class Y expenses through October 31, 2016, would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group, benchmark index and Morningstar category during all of the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small/Mid-Cap Value Fund

The Board considered that the Integrity Small/Mid-Cap Value Fund's gross annual management fee of 1.119% was higher than the median gross management fee of 0.790% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.50% was higher than the median expense ratio of 1.33% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class R6 and Class Y expenses exceeded 1.50%, 1.21% and 1.25%, respectively, through October 31, 2016, with respect to Class A and Class Y, and October 31, 2018, with respect to Class R6. Noting that the Fund began operations in 2011, the Board then compared the Fund's Class A performance for the one- and three-year periods ended July 31, 2015, to that of its peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed the peer group, benchmark index and Morningstar category in all periods reviewed. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Integrity Small/Mid-Cap Value Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable, taking into consideration the Adviser's waivers and reimbursements; (3) the Adviser's willingness to limit the Fund's Class A, Class R6 and Class Y expenses through October 31, 2016, with respect to Class A and Class Y, and October 31, 2018, with respect to Class R6, would provide stability to the Fund's expenses for those share classes during those periods; and (4) management was addressing the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Multi-Cap Fund

The Board considered that the Munder Multi-Cap Fund's gross annual management fee of 0.851% was higher than the median gross management fee of 0.819% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.37% was higher than the median expense ratio of 1.26% for the peer group. The Board considered Victory Capital's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class R and Class Y expenses exceeded 1.63%, 2.38%, 1.88% and 1.38%, respectively, through

Victory Portfolios	Supplemental Information — continued December 31, 2015

  (Unaudited)

October 31, 2016. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of its peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed or equaled the performance of the peer group and Morningstar category in the one-, three- and ten-year periods and outperformed its benchmark in the one- and ten-year periods. The Board noted that the Fund underperformed the benchmark index in the three-year period, and the peer group, benchmark index and Morningstar category in the five-year period.

Having concluded, among other things, that: (1) the Munder Multi-Cap Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit the Fund's Class A, Class C, Class R and Class Y expenses through October 31, 2016, would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well over both short and longer-term time periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

S&P 500 Index Fund

The Board considered that the S&P 500 Index Fund's gross annual management fee of 0.303% was higher than the median gross management fee of 0.237% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.58% was lower than the median comparable expense ratio of 0.59% for the peer group. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class R and Class Y expenses exceeded 0.73%, 1.08% and 0.58% through October 31, 2016, respectively. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015 to that of its peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed its peer group in the three-, five- and ten-year periods and equaled the peer group performance in the one-year period; underperformed its benchmark index in each of the periods reviewed and underperformed the Morningstar category only in the ten-year period. The Board recognized the Fund's improved performance and discussed with management the longer-term outlook for the Fund.

Having concluded, among other things, that: (1) the S&P 500 Index Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the Fund's Class A, Class R and Class Y expenses through October 31, 2016, would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance had improved and that management was addressing the Trustee's concerns about the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Mid-Cap Core Growth Fund

The Board considered that the Munder Mid-Cap Core Growth Fund's gross annual management fee of 0.829% was higher than the median gross management fee of 0.733% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.37% was higher than the median expense ratio of 1.23% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class R, Class R6 and Class Y expenses exceeded 1.32%, 2.07%, 1.57%, 0.89% and 1.07%, respectively, through October 31, 2016. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of its peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group and Morningstar category in the five-year period and outperformed the benchmark index in the one-year period. The Board discussed with management the Fund's performance.

Having concluded, among other things, that: (1) the Munder Mid-Cap Core Growth Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual

Victory Portfolios	Supplemental Information — continued December 31, 2015

  (Unaudited)

funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit the Fund's Class A, Class C, Class R, Class R6 and Class Y expenses through October 31, 2016, would provide stability to the Fund's expenses for those share classes during that period; and (4) management was addressing the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Small Cap Growth Fund

The Board most recently approved the advisory agreement for the Munder Small Cap Growth Fund on February 18, 2015. A discussion of the Board's considerations in approving that agreement is included in the June 30, 2015 Annual Report for Victory Portfolios.

Trivalent Emerging Markets Small-Cap Fund

The Board considered that the Trivalent Emerging Markets Small-Cap Fund's gross annual management fee of 1.795% was higher than the median gross management fee of 1.331% charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.83% was slightly higher than the median expense ratio of 1.82% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class Y expenses exceeded 1.73% and 1.48%, respectively, through October 31, 2016. Noting that the Fund began operations in 2013, the Board then compared the Fund's Class A performance for the one-year period ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same period and considered the fact that the Fund outperformed each for the period.

Having concluded, among other things, that: (1) the Trivalent Emerging Markets Small-Cap Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the Fund's Class A and Class Y expenses through October 31, 2016, would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group, benchmark index and Morningstar category during its period of operations; the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Fund — Core Equity

The Board considered that the Victory Trivalent International Fund — Core Equity's gross annual management fee of 0.952% was higher than the median gross management fee of 0.900% charged to the funds in the Fund's peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.49% was higher than the median expense ratio of 1.42% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class I, Class R6 and Class Y expenses exceeded 1.47%, 2.22%, 0.96%, 0.96% and 1.22%, respectively, with respect to Class A, Class C, Class I and Class Y through October 31, 2016, and with respect to Class R6 through October 31, 2018. The Board then compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same period and considered the fact that the Fund outperformed or matched the performance of its peer group, benchmark index and Morningstar category for the three-year period and five-year period. The Board noted that the Fund also outperformed the benchmark index for the one-year period.

Having concluded, among other things, that: (1) the Trivalent International Fund — Core Equity's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio, though higher than that of the peer group, was reasonable; (3) the Adviser's willingness to limit the Fund's Class A, Class C, Class I and Class Y expenses through October 31, 2016, and with respect to Class R6 expenses through October 31, 2018, would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund had performed well as compared to its

Victory Portfolios	Supplemental Information — continued December 31, 2015

  (Unaudited)

peer group, benchmark index and Morningstar category over the longer time periods, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Small-Cap Fund

The Board considered that the Trivalent International Small-Cap Fund's gross annual management fee of 1.051% was higher than the median gross management fee of 0.991% charged to the funds in the Fund's peer group and that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.36% was equal to the median comparable expense ratio for the peer group. The Board noted that the advisory fee structure contained at least one breakpoint. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class I, Class R6 and Class Y expenses exceeded 1.35%, 2.10%, 0.95%, 1.10% and 1.10%, respectively, through October 31, 2016. The Board then compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2015, to the peer group, benchmark index, and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group for all periods reviewed.

Having concluded, among other things, that: (1) the Victory Trivalent International Small-Cap Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the Fund's Class A, Class C, Class I, Class R6 and Class Y expenses through October 31, 2016, would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group, benchmark index and Morningstar category over the short and long-term time periods, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Total Return Bond Fund

The Board considered that the INCORE Total Return Bond Fund's gross annual management fee of 0.523% was higher than the median gross management fee of 0.512% charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.89% was equal to the median annual expense ratio for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class R6 and Class Y expenses exceeded 0.85%, 1.60%, 0.58% and 0.60%, respectively, through October 31, 2016, with respect to Class A, Class C and Class Y, and October 31, 2018, with respect to Class R6. The Board noted that for the fiscal year through July 31, 2015, the Adviser waived fees or reimbursed expenses under the agreement. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of the Fund's peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group, benchmark index and Morningstar category in the three- and five-year periods. The Board noted that the Fund also had outperformed its Morningstar category in the ten-year period.

Having concluded, among other things, that: (1) the INCORE Total Return Bond Fund's management fee, though higher than that of the peer group, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the Fund's Class A, Class C, and Class Y expenses through October 31, 2016, and the Fund's Class R6 expenses through October 31, 2018, would provide stability to the Fund's expenses for those share classes during those periods; and (4) the Fund had performed well as compared to its peer group and benchmark index over the longer time periods reviewed, the Board agreed that the Agreement continued to be in the best interests of this Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement,

Victory Portfolios	Supplemental Information — continued December 31, 2015

  (Unaudited)

on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Funds achieving their stated investment objectives;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-MUNDER-SAR  (12/15)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)                   Not applicable.

(b)                   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer
Date	March 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer
Date	March 2, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer
Date	March 2, 2016